As filed with the Securities and Exchange Commission on November 25, 1996


                                                     Registration No. 33-48320*



                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                            POST-EFFECTIVE AMENDMENT NO. 4
                                          To
                                       FORM S-6

                       FOR REGISTRATION UNDER THE SECURITIES ACT
                       OF 1933 OF SECURITIES OF UNIT INVESTMENT
                           TRUSTS REGISTERED ON FORM N-8B-2

A.    Exact name of trust:    EMPIRE STATE MUNICIPAL EXEMPT TRUST,
                              GUARANTEED SERIES 87, GUARANTEED SERIES 88,
                              GUARANTEED SERIES 89, GUARANTEED SERIES 90
                              AND GUARANTEED SERIES 91

B.    Name of depositors:     GLICKENHAUS & CO.
                              LEBENTHAL & CO., INC.

C.    Complete address of depositors' principal executive offices:

            GLICKENHAUS & CO.             LEBENTHAL & CO., INC.
            6 East 43rd Street            120 Broadway
            New York, NY 10017            New York, NY 10271

D.    Name and complete address of agent for service:

      SETH M. GLICKENHAUS     JAMES A. LEBENTHAL      Copy of comments to:
      Glickenhaus & Co.       Lebenthal & Co., Inc.   MICHAEL R. ROSELLA, ESQ.
      6 East 43rd Street      120 Broadway            Battle Fowler LLP
      New York, NY 10017      New York, NY 10271      75 East 55th Street
                                                      New York, NY 10022
                                                      (212) 856-6858

It is proposed that this filing become effective (check appropriate box)


/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on November 29, 1996 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)
/ /  on (       date       ) pursuant to paragraph (a) of Rule 485






* The Prospectus included in this Registration Statement constitutes a combined Prospectus as permitted by the provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933 (the "Act"). Said Prospectus covers units of undivided interest in Empire State Municipal Exempt Trust, Guaranteed Series 87, Guaranteed Series 88, Guaranteed Series 89, Guaranteed Series 90 and Guaranteed Series 91 covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 33-48320, 33-48318, 33-51688, 33-51684 and 33-51690, respectively) under the Act.


316287.1

              EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 87,
                      GUARANTEED SERIES 88, GUARANTEED SERIES 89,
                     GUARANTEED SERIES 90 AND GUARANTEED SERIES 91

                                 CROSS-REFERENCE SHEET

                         Pursuant to Rule 404 of Regulation C
                           under the Securities Act of 1933

                     (Form N-8B-2 Items required by Instruction as
                            to the Prospectus in Form S-6)


                Form N8B-2                                   Form S-6
               Item Number                            Heading in Prospectus

                       I. Organization and General Information

 1.  (a) Name of trust...................   Prospectus front cover
     (b) Title of securities issued......        "
 2.  Name and address of each depositor..   Sponsors
 3.  Name and address of trustee.........   Trustee
 4.  Name and address of principal
       underwriters......................   Sponsors; Public Offering --
                                                 Distribution of Units; Back Cover
 5.  State of organization of trust......   The Trust
 6.  Execution and termination of
       trust agreement...................   The Trust; Amendment and Termination of
                                              the Trust Agreement
 7.  Changes of name.....................   Not Applicable
 8.  Fiscal year.........................        "
 9.  Litigation..........................   None

           II. General Description of the Trust and Securities of the Trust

10.  (a) Registered or bearer
         securities.....................    Rights of Unit Holders
     (b) Cumulative or distributive
         securities.....................     "
     (c) Redemption......................    "
     (d) Conversion, transfer, etc.......    "
     (e) Periodic payment plan...........   Not Applicable
     (f) Voting rights...................   Amendment and Termination of the Trust
                                                 Agreement
     (g) Notice to certificateholders....   Rights of Unit Holders--Reports and
                                                 Records; Sponsors--Responsibility;
                                                 Trustee--Resignation; Amendment and
                                                 Termination of the Trust Agreement
     (h) Consents required...............   Sponsors--Responsibility; Amendment and
                                                 Termination of the Trust Agreement
     (i) Other provisions................   The Trust--Tax Status
11.  Type of securities
       comprising units..................   Prospectus front cover; The Trust--
                                                 Portfolio
12.  Certain information regarding
       periodic payment certificates.....   Not Applicable
13.  (a) Load, fees, expenses, etc.......   Prospectus front cover; Summary of
                                                 Essential Financial Information;
                                                 Rights of Unit Holders--Expenses and
                                                 Charges; Public Offering--Offering
                                                 Price; Public Offering--Market for
                                                 Units


                                         ii
316287.1





     (b) Certain information regarding
         periodic payment certificates...   Not Applicable
     (c) Certain percentages.............   Public Offering--Offering Price
     (d) Certain other fees, etc. payable   Rights of Unit Holders--Certificates
         by holders......................
     (e) Certain profits receivable by
         depositors, principal
         underwriters, trustee or
         affiliated persons..............   Public Offering--Offering Price; Rights
                                            of Unit Holders--Redemption--Purchase by
                                            the Sponsors of Units Tendered for
                                   Redemption
     (f) Ratio of annual charges
         to income.......................   Not Applicable
14.  Issuance of trust's securities......   The Trust; Rights of Unit Holders--
                                                 Certificates
15.  Receipt and handling of payments
       from purchasers...................   Public Offering--Offering Price;
                                            Amendment and Termination of the Trust
                                   Agreement
16.  Acquisition and disposition of
       underlying securities.............   The Trust--Portfolio; Sponsors--
                                                 Responsibility
17.  Withdrawal or redemption............   Public Offering--Market for Units;
                                                 Rights of Unit Holders--Redemption
18.  (a) Receipt, custody and
         disposition of income...........   The Trust--Portfolio--General
                                                 Considerations; Insurance on the
                                                 Bonds; Public Offering--Offering
                                                 Price; Rights of Unit Holders--
                                                 Distribution of Interest and
                                                 Principal; Rights of Unit Holders--
                                                 Reports and Records; Amendment and
                                                 Termination of the Trust Agreement
     (b) Reinvestment of distributions...   Automatic Accumulation Account
     (c) Reserves or special funds.......   Rights of Unit Holders; Rights of Unit
                                                 Holders--Distribution of Interest and
                                                 Principal; Expenses and Charges--Other
                                                 Charges; Amendment and Termination of
                                                 the Trust Agreement
     (d) Schedule of distributions.......   Not Applicable
19.  Records, accounts and reports.......   Rights of Unit Holders--Reports and
                                                 Records; Rights of Unit Holders--
                                                 Distribution of Interest and
                                                 Principal; Amendment and Termination
                                                 of the Trust Agreement
20.  Certain miscellaneous provisions
       of trust agreement................   Sponsors--Resignation; Trustee--
                                                 Resignation; Trustee--Limitations on
                                                 Liability; Amendment and Termination
                                                 of the Trust Agreement
     (a) Amendment.......................        "
     (b) Termination.....................        "
     (c) and (d) Trustee, removal and
         successor.......................     "
     (e) and (f) Depositor, removal
         and successor...................     "
21.  Loans to security holders...........   Not Applicable


                                         iii
316287.1





22.  Limitations on liability............   The Trust--Portfolio; Sponsors--
                                                 Limitations on Liability; Trustee--
                                                 Limitations on Liability
23.  Bonding arrangements................   Additional Information--Item A
24.  Other material provisions
       of trust agreement................   Not Applicable

           III. Organization, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor..........    Sponsors
26.  Fees received by depositors........    Not Applicable
27.  Business of depositors.............    Sponsors
28.  Certain information as to
       officials and affiliated
       persons of depositor..............   Contents of Registration Statement
29.  Voting securities of depositors.....   Not Applicable
30.  Persons controlling depositors......        "
31.  Payments by depositors for certain
       services rendered to trust........        "
32.  Payment by depositors for certain
       other services rendered to trust..        "
33.  Remuneration of employees of
     depositors for certain services
     rendered to trust...................        "
34.  Remuneration of other persons for
     certain services rendered to trust..        "

                    IV. Distribution and Redemption of Securities

35.  Distribution of trust's
       securities by states..............   Public Offering--Distribution of Units
36.  Suspension of sales of trust's
       securities........................   Not Applicable
37.  Revocation of authority
       to distribute.....................        "
38.  (a) Method of distribution..........   Public Offering--Distribution of Units
     (b) Underwriting agreements.........        "
     (c) Selling agreements..............        "
39.  (a) Organization of principal
         underwriters....................   Sponsors
     (b) N.A.S.D. membership of
         principal underwriters..........        "
40.  Certain fees received by
       principal underwriters............   Not Applicable
41.  (a) Business of principal
         underwriters....................   Sponsors
     (b) Branch offices of principal
         underwriters....................   Not Applicable
     (c) Salesmen of principal
         underwriters....................        "
42.  Ownership of trust's
       securities by certain persons.....        "
43.  Certain brokerage commissions
       received by principal
       underwriters......................        "
44.  (a) Method of valuation.............   Prospectus front cover; Public
                                                 Offering--Offering Price;     Public
                                                 Offering--     Distribution of Units
     (b) Schedule as to offering price...   Not Applicable


                                         iv
316287.1





     (c) Variation in offering price
         to certain persons..............   Public Offering--Offering Price;   Public
                                                 Offering--     Distribution of Units
45.  Suspension of redemption rights.....   Not Applicable
46.  (a) Redemption valuation............   Rights of Unit Holders--Redemption--
                                            Computation of Redemption Price per Unit
     (b) Schedule as to redemption
         price................              Not Applicable
47.  Maintenance of position in
       underlying securities.............   Public Offering--Market for Units;
                                                 Rights of Unit Holders--Redemption--
                                                 Purchase by the Sponsors of Units
                                                 Tendered for Redemption; Rights of
                                                 Unit Holders--Redemption--Computation
                                                 of Redemption Price per Unit

                  V. Information Concerning the Trustee or Custodian

48.  Organization and regulation
       of trustee........................   Trustee
49.  Fees and expenses of trustee........   Rights of Unit Holders--Expenses and
                                                 Charges; Rights of Unit Holders--
                                                 Distribution of Interest and Principal
50.  Trustee's lien......................   Rights of Unit Holders--Expenses and
                                                 Charges--Other Charges; Rights of Unit
                                                 Holders--Distribution of Interest and
                                                 Principal

            VI. Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of
       trust's securities................   Insurance on the Bonds

                              VII. Policy of Registrant

52.  (a) Provisions of trust agreement
         with respect to selection or
         elimination of underlying
         securities......................   Prospectus front cover;
                                                 Sponsors--Responsibility
     (b) Transactions involving
         elimination of underlying
         securities......................   Not Applicable
     (c) Policy regarding substitution
         or elimination of underlying
         securities......................   Sponsors--Responsibility
     (d) Fundamental policy not
         otherwise covered...............   Not Applicable
53.  Tax status of trust.................   Prospectus front cover; Tax
                                                 Status

                     VIII. Financial and Statistical Information

54.  Trust's securities during
       last ten years....................   Not Applicable
55.  Certain information regarding
       periodic payment certificates.....        "
56.  Certain information regarding
       periodic payment certificates.....        "


                                         v
316287.1





57.  Certain information regarding
       periodic payment certificates.....        "
58.  Certain information regarding
       periodic payment certificates.....        "
59.  Financial Statements
     (Instruction 1(c) to Form S-6)......   Statement of Net Assets; Statements of
                                                 Operations; Statements of Changes in
                                                 Net Assets



                                         vi
316287.1

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 87

           Prospectus, Part I 11,366 Units Dated: November 29, 1996

            NOTE: Part I of this Prospectus may not be distributed
                        unless accompanied by Part II.

     This Prospectus consists of two parts. The first part contains a "Summary of Essential Financial Information" on the reverse hereof as of August 30, 1996 and a summary of additional specific information including "Special Factors Concerning the Portfolio" and audited financial statements of the Trust, including the related bond portfolio, as of July 31, 1996. The second part of this Prospectus contains a general summary of the Trust and "Special Factors Affecting New York."

     The Trust is a unit investment trust formed for the purpose of obtaining tax-exempt interest income through investment in a diversified, insured portfolio of long-term bonds, issued by or on behalf of the State of New York and counties, municipalities, authorities or political subdivisions thereof or issued by certain United States territories or possessions and their public authorities (the "Bonds"). See Part II under "The Trust." The Bonds deposited in the portfolio of the Trust are sometimes referred to herein as the "Securities." Insurance guaranteeing the payment of principal and interest on the Securities while in the Trust has been obtained by the Trust from the Insurer as set forth in Part II under "Insurance on the Bonds." Such insurance does not guarantee the market value of the Securities or the Units offered hereby. The payment of interest and the preservation of principal are, of course, dependent upon the continuing ability of the issuers of the Bonds and any other insurer to meet their obligations. As a result of the insurance on the Bonds, the Units are rated "AAA" by Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies ("Standard & Poor's").

     In the opinion of special counsel for the Sponsors as of the Date of Deposit, interest income to the Trust, and, with certain exceptions, to Unit holders is exempt from all regular Federal, New York State and New York City income taxes, but may be subject to state and local taxes in other jurisdictions. Capital gains, if any, are subject to tax. See Part II under "Tax Status."

     Offering. The initial public offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsors either by purchase from the Trustee of Units tendered for redemption or in the secondary market. See Part II under "Rights of Unit Holders -- Redemption -- Purchase by the Sponsors of Units Tendered for Redemption" and "Public Offering -- Market for Units." The price at which the Units offered hereby were acquired was not less than the redemption price determined as described herein. See Part II under "Rights of Unit Holders -- Redemption -- Computation of Redemption Price per Unit."

     The Public Offering Price of the Units is based on the aggregate bid price of the Securities in the Trust divided by the number of Units outstanding, plus a sales charge determined on the basis of the maturities of the Securities in the Trust. See "Public Offering -- Offering Price" in Part II of this Prospectus.

     Market for Units. The Sponsors, although they are not obligated to do so, intend to maintain a secondary market for the Units at prices based upon the aggregate bid price of the Securities in the Trust plus accrued interest to the date of settlement, as more fully described in Part II under "Public Offering -- Market for Units." If such a market is not maintained, a Unit holder may be able to dispose of his Units only through redemption at prices based upon the aggregate bid price of the underlying Securities. The purchase price of the Securities in the Trust, if they were available for direct purchase by investors, would not include the sales charges included in the Public Offering Price of the Units.

     Investors should retain both Parts of this Prospectus for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

318805.1

           EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 87


                  SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AT AUGUST 30, 1996


          SPONSORS:  GLICKENHAUS & CO.
                     LEBENTHAL & CO., INC.

AGENT FOR SPONSORS:  GLICKENHAUS & CO.
           TRUSTEE:  THE BANK OF NEW YORK
         EVALUATOR:  MULLER DATA CORPORATION



Aggregate Principal Amount of Bonds in the Trust:             $   11,395,000

Number of Units:                                                      11,366

Fractional Undivided Interest in the Trust Per Unit:                1/11,366

Total Value of Securities in the Portfolio
    (Based on Bid Side Evaluations of Securities):            $11,309,576.98
                                                              ==============

Sponsors' Repurchase Price Per Unit:                          $       995.04

Plus Sales Charge(1):                                                  42.74

Public Offering Price Per Unit(2):                            $     1,037.78
                                                              ==============

Redemption Price Per Unit(3):                                 $       995.04

Excess of Public Offering Price Over Redemption
    Price Per Unit:                                           $        42.74

Weighted Average Maturity of Bonds in the Trust                 20.117 years


Evaluation Time:                          2:00 p.m., New York Time, on the next
                                          day following receipt by a Sponsor of
                                          an order for a Unit sale or purchase
                                          or by the Trustee of a Unit tendered
                                          for redemption.


Annual Insurance Premium:                 $25,650


Evaluator's Fee:                          $.55 for each issue of Bonds in the
                                          Trust for each daily valuation.

Trustee's Annual Fee:                     For each $1,000 principal amount of
                                          Bonds in the Trust, $.91 under the
                                          monthly and $.51 under the
                                          semi-annual distribution plan.

Sponsors' Annual Fee:                     Maximum of $.25 per $1,000 face
                                          amount of underlying securities.

Date of Deposit:                          August 3, 1992

Date of Trust Agreement:                  August 3, 1992

Mandatory Termination Date:               December 31, 2041

Minimum Principal Distribution:           $1.00 per Unit

Minimum Value of the Trust under which
    Trust Agreement may be Terminated:    $2,000,000 or 20% of the value of the
                                          Trust as of the date of deposit,
                                          whichever is lower.

           EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 87


                  SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AT AUGUST 30, 1996
                                  (Continued)


                                                             Monthly             Semi-annual
                                                             -------             -----------


P Estimated Annual Interest Income:                        $  61.47              $  61.47
      Less Annual Premium on Portfolio Insurance               2.26                  2.26
E    Less Estimated Annual Expenses                            1.71                  1.20
                                                           --------              --------

R Estimated Net Annual Interest Income:                    $  57.50              $  58.01
                                                           ========              ========

U Estimated Interest Distribution:                         $   4.79              $  29.01

N Estimated Current Return Based on Public
    Offering Price (4):                                        5.54%                 5.59%
I
    Estimated Long-Term Return Based
T    on Public Offering Price (5):                             5.15%                 5.20%

    Estimated Daily Rate of Net Interest
      Accrual:                                             $ .15972              $ .16114


    Record Dates:                                          15th Day of         15th Day of May
                                                              Month             and November

    Payment Dates:                                         1st Day of          1st Day of June
                                                              Month             and December



1. The sales charge is determined based on the maturities of the underlying securities in the portfolio. See "Public Offering -- Offering Price" in
     Part II of this Prospectus.

2. Plus accrued interest to September 5, 1996, the expected date of settlement, of $11.28 monthly and $25.76 semi-annually.

3. Based solely upon the bid side evaluations of the portfolio securities. Upon tender for redemption, the price to be paid will include accrued interest as described in Part II under "Rights of Unit Holders -- Redemption -- Computation of Redemption Price per Unit."

4. Estimated Current Return is calculated by dividing the estimated net annual interest income received in cash per Unit by the Public Offering Price. Interest income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator, and with the redemption, maturity, exchange or sale of Securities. This calculation, which includes cash income accrual only, does not include discount accretion on original issue discount bonds or on zero coupon bonds or premium amortization on bonds purchased at a premium. See "Tax Status" and "Estimated Current Return and Estimated Long-Term Return to Unit Holders" in Part II of this Prospectus.

5. Estimated Long-Term Return is calculated by using a formula that takes into account the yields (including accretion of discounts and amortization of premiums) of the individual Bonds in the Trust's portfolio, weighted to reflect the market value and time to maturity (or, in certain cases, to earlier call date) of such Bonds, adjusted to reflect the Public Offering Price (including sales charge and expenses) per Unit. See "Estimated Current Return and Estimated Long-Term Return to Unit Holders" in Part II of this Prospectus.

    Portfolio Information


     On July 31, 1996, the bid side valuation of 11.8% of the aggregate principal amount of Bonds in the Portfolio for this Trust was at a discount from par, and 88.2% was at a premium over par. See Note (B) to "Tax-Exempt Bond Portfolio" for information concerning call and redemption features of the Bonds.


     Special Factors Concerning the Portfolio


     On July 31, 1996, the Portfolio consisted of eleven issues of Bonds issued by entities located in New York or certain United States territories or possessions. The following information is being supplied to inform Unit Holders of circumstances affecting the Trust. 22.5% of the aggregate principal amount of the Bonds in the Portfolio are general obligations of the governmental entities issuing them and are backed by the taxing power thereof. 17.3% of the aggregate principal amount of the Bonds in the Portfolio are payable from appropriations. 60.2% of the aggregate principal amount of the Bonds in the Portfolio are payable from the income of specific projects or authorities and are not supported by the issuers' power to levy taxes.

     Although income to pay such Bonds may be derived from more than one source, the primary sources of such income, the number of issues (and the related dollar weighted percentage of such issues) deriving income from such sources and the purpose of issue are as follows: General Obligation, two (22.5%); Appropriations, two (17.3%); Revenue: Housing, one (6.8%); Higher Education, two (7.4%); Pollution Control, one (15.8%); Water and Sewer, two (20.2%); and Transportation, one (10.0%). The Trust is not deemed to be concentrated in any particular category of Bonds.1 Eight issues, constituting 63.5% of the Bonds in the Portfolio, are original issue discount bonds, of which three are zero coupon bonds. Three issues (27.5%) were rated AAA, one issue (6.8%) was rated AA, two issues (22.5%) were rated BBB+ and one issue (.9%) was rated BBB by Standard & Poor's; one issue (15.5%) was rated Aaa, two issues (20.2%) were rated A and one issue (6.6%) was rated Baa1 by Moody's Investors Service, Inc. ("Moody's").2 Subsequent to such date, such ratings may have changed. See "Tax-Exempt Bond Portfolio." For a more detailed discussion, it is recommended that Unit Holders consult the official statements for each Security in the Portfolio of the Trust.

     Tax Status (The tax opinion which is described herein was rendered on the Date of Deposit. Consult your tax advisor to discuss any relevant changes in tax laws since the Date of Deposit. See also "Tax Status" in Part II of this Prospectus.)

     Interest income on the Bonds contained in the Trust Portfolio is, in the opinion of bond counsel to the issuing governmental authorities, excludable from gross income under the Internal Revenue Code of 1986, as amended. See "The Trust -- Portfolio" in Part II of this Prospectus.



--------

     (1) A Trust is considered to be "concentrated" in a particular category or issuer when the Bonds in that category or of that issuer constitute 25% or more of the aggregate face amount of the Portfolio. See "The Trust -- General Considerations" in Part II of this Prospectus.

     (2) For the meanings of ratings, see "Description of Bond Ratings" in Part II of this Prospectus.

        Gain (or loss) realized on a sale, maturity or redemption of the Bonds or on a sale or redemption of a Unit of the Trust is, however, includable in gross income as capital gain (or loss) for federal, state and local income tax purposes assuming that the Unit is held as a capital asset. Such gain (or loss) does not include any amount received in respect of accrued interest. In addition, such gain (or loss) may be long- or short-term depending on the facts and circumstances. Bonds selling at a market discount tend to increase in market value as they approach maturity when the principal amount is payable, thus increasing the potential for taxable gain (or reducing the potential for loss) on their redemption, maturity or sale. In the case of Bonds acquired at a market discount, gain will be treated as ordinary income to the extent of accrued market discount. For tax years beginning after December 31, 1992, long-term capital gains will be taxed at a maximum federal income tax rate of 28%, while ordinary income will be taxed at a maximum federal income tax rate of 36% (plus a 10% surtax applicable to certain high income taxpayers).

INDEPENDENT AUDITOR'S REPORT




The Sponsors, Trustee and Unit Holders of Empire State Municipal
    Exempt Trust, Guaranteed Series 87


We have audited the accompanying statement of net assets of Empire State Municipal Exempt Trust, Guaranteed Series 87, including the tax-exempt bond portfolio, as of July 31, 1996, and the related statements of operations and changes in net assets for the years ended July 31, 1996 and 1995. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire State Municipal Exempt Trust, Guaranteed Series 87 as of July 31, 1996, and the results of its operations and changes in net assets for the years ended July 31, 1996 and 1995 in conformity with generally accepted accounting principles.




GOLDSTEIN GOLUB KESSLER & COMPANY, P.C.
New York, New York

August 30, 1996

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 87

                            STATEMENT OF NET ASSETS
                                 JULY 31, 1996
===============================================================================



ASSETS:

    CASH  .........................................................................   $    18 347

    INVESTMENTS IN SECURITIES, at market value (cost $11,047,319) (Note 1).........    11 339 446

    ACCRUED INTEREST RECEIVABLE  ..................................................       165 730
                                                                                      -----------

          Total trust property  ...................................................    11 523 523

    LESS - ACCRUED EXPENSES  ......................................................          2 160
                                                                                      ------------

    NET ASSETS  ...................................................................   $11 521 363
                                                                                      ===========


NET ASSETS REPRESENTED BY:

                                                      Monthly       Semi-annual
                                                   distribution    distribution
                                                       plan            plan              Total
                                                       ----            ----              -----

VALUE OF FRACTIONAL UNDIVIDED
    INTERESTS  .............................         $6 384 006       $4 937 669      $11 321 675

UNDISTRIBUTED NET INVESTMENT
    INCOME  ................................             99 953           99 735          199 688
                                                     ----------       ----------      -----------

          Total value  .....................         $6 483 959       $5 037 404      $11 521 363
                                                     ==========       ==========      ===========

UNITS OUTSTANDING  .........................              6 409            4 957           11 366
                                                     ==========       ==========      ===========

VALUE PER UNIT  ............................         $ 1 011.70       $ 1 016.22
                                                     ==========       ==========


                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 87

                           STATEMENTS OF OPERATIONS
===============================================================================




                                                                       Year ended
                                                                         July 31,
                                                         1996              1995           1994
                                                       ---------        ---------       ---------

INVESTMENT INCOME - INTEREST  ....................     $705 724          $722 114       $ 734 631
                                                       --------          --------       ---------

EXPENSES:
    Trustee fees  ................................       10 829            10 230          11 313
    Evaluation fees  .............................        1 351             1 665           1 656
    Insurance premiums  ..........................       25 966            26 650          27 345
    Sponsors' advisory fees  .....................        2 862             2 909           2 983
    Auditors' fees  ..............................        1 800             1 800           1 800
                                                       --------          --------       ---------

                    Total expenses  ..............       42 808            43 254          45 097
                                                       --------          --------       ---------

NET INVESTMENT INCOME  ...........................      662 916           678 860         689 534

REALIZED GAIN ON SECURITIES SOLD
    OR REDEEMED (Notes 1 and  3)  ................       12 580             8 744           3 332

NET CHANGE IN UNREALIZED MARKET
    APPRECIATION (DEPRECIATION)
    (Note 1)  ....................................      214 274           117 141        (452 357)
                                                       --------          --------       ---------

NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS  .............................     $889 770          $804 745       $ 240 509
                                                       ========          ========       =========


                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 87

                      STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================


                                                                      Year ended
                                                                        July 31,
                                                          1996           1995               1994
                                                     -----------     -----------          -------

OPERATIONS:
    Net investment income.......................     $   662 916    $    678 860      $   689 534
    Realized gain on securities sold or
       redeemed (Notes 1 and 3).................          12 580           8 744            3 332
    Net change in unrealized market
        appreciation (depreciation) (Note 1) ...         214 274         117 141         (452 357)
                                                     -----------     -----------     ------------

             Net increase in net assets resulting
               from operations..................         889 770         804 745          240 509
                                                     -----------     -----------     ------------

DISTRIBUTIONS TO UNIT HOLDERS (Note 2):
    Net investment income  .....................        (664 673)       (681 148)        (690 860)
    Principal  .................................               -               -          (20 856)
                                                     -----------     -----------     ------------

             Total distributions  ..............        (664 673)       (681 148)        (711 716)
                                                     -----------     -------------   ------------

CAPITAL SHARE TRANSACTIONS:
    Redemption of 217, 339 and 78 units at
     July 31, 1996, 1995 and 1994, respectively         (217 583)       (315 088)         (76 181)
                                                     -----------     -----------      ----------

NET INCREASE (DECREASE) IN
  NET ASSETS  ..................................           7 514        (191 491)        (547 388)

NET ASSETS:
    Beginning of year...........................      11 513 849      11 705 340       12 252 728
                                                     -----------     -----------     ------------

    End of year.................................     $11 521 363     $11 513 849      $11 705 340
                                                     ===========     ===========      ===========

DISTRIBUTIONS PER UNIT (Note 2):
    Interest:
        Monthly plan............................          $57.31          $57.43           $57.32
        Semi-annual plan........................          $57.83          $57.99           $57.86

    Principal:
        Monthly plan............................               -               -            $1.74
        Semi-annual plan........................               -               -            $1.74



                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 87

                         NOTES TO FINANCIAL STATEMENTS
==============================================================================



The Trust is a unit investment trust formed under the Investment Company Act of 1940 for the purpose of obtaining tax-exempt interest income through investment in a fixed insured portfolio of long-term bonds, issued primarily by or on behalf of the State of New York and counties, municipalities, authorities or political subdivisions thereof.

The Bank of New York (the "Trustee") has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.


NOTE 1 - ACCOUNTING POLICIES

        Securities

           Securities are stated at bid side market value as determined by an independent outside evaluator. Securities transactions are recorded on the trade date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

        Taxes on income

           The Trust is not subject to taxes on income and, accordingly, no provision has been made.

        Termination of Trust

           The mandatory termination date of the Trust is December 31, 2041. If the value of the Trust falls below $2,000,000 or 20% of the value of the Trust as of the date of deposit, whichever is lower, the Trust is subject to termination as specified in the Trust Agreement.


NOTE 2 - DISTRIBUTIONS

        Interest received by the Trust is distributed to Unit Holders either semi-annually on the first day of June and December or, if elected by the Unit Holder, on the first day of each month, after deducting applicable expenses. Principal distributions result from the sale or redemption of securities.

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 87

                         NOTES TO FINANCIAL STATEMENTS
                                  (Concluded)

===============================================================================

NOTE 3 - BONDS SOLD OR REDEEMED

Port-
folio                                  Principal       Date                               Realized
 No.                Description         Amount      Redeemed  Net Proceeds     Cost         Gain
 ---                -----------         ------      --------  ------------     ----         ----

Year ended July 31, 1996:

9   New York State Urban              $  15 000     9/21/95    $  16 275    $  15 150     $  1 125
     Development Corporation,            10 000    10/30/95       10 770       10 100          670
     Correctional Capital Facilities     10 000    11/20/95       10 600       10 100          500
     Revenue Bonds, Series 2             55 000     2/12/96       61 050       55 550        5 500
                                         25 000     3/08/96       26 800       25 250        1 550
                                         30 000     3/21/96       31 890       30 300        1 590
                                         10 000     4/25/96       10 545       10 100          445

5   New York City Municipal              30 000     7/02/96       32 250       31 050        1 200
     Water Finance Authority,
     Water and Sewer System
     Revenue Bonds, Fiscal 1992
     Series A

                                       $185 000                 $200 180     $187 600      $12 580
                                       ========                 ========     ========      =======


NOTE 4 - NET ASSETS

        Cost of 12,000 units at Date of Deposit                                       $12 234 650
        Less gross underwriting commission                                               (599 400)
                                                                                      -----------

                   Net cost - initial offering price                                   11 635 250

        Realized net gain on securities sold or redeemed                                   24 006
        Principal unit distributions                                                      (20 856)
        Redemption of 634 units                                                          (608 852)
        Unrealized market appreciation of securities                                      292 127
        Undistributed net investment income                                               199 688
                                                                                      -----------

                    Net assets                                                        $11 521 363
                                                                                      ===========

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 87

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
===============================================================================


                                                                                  Redemption Features
Port-                 Aggregate                                        Date of    S.F. - Sinking Fund
folio    Rating       Principal     Name of Issuer and      Coupon    Maturity   Opt. - Optional Call
 No.    (Note A)       Amount            Title of Bond        Rate    (Note B)         (Note B)
----    --------      --------      ----------------------- --------- ----------------------------------

  1      AAA       $ 1 800 000      New York State         6.350%      05/15/32   No Sinking Fund
                                     Energy Research                              05/15/02 @ 102 Opt.
                                     and Development
                                     Authority, 6.350%
                                     Pollution Control
                                     Refunding Revenue
                                     Bonds, Series
                                     1992 A (Rochester
                                     Gas and Electric
                                     Corporation
                                     Projects) (MBIA
                                     Insured)

  2      AAA         1 140 000      Metropolitan           6.250       07/01/17   07/01/13 @ 100 S.F.
                                     Transportation                               07/01/02 @ 102 Opt.
                                     Authority, Com-
                                     muter Facilities
                                     Revenue Bonds,
                                     Series 1992 B
                                     (MBIA Insured)

  3      AAA           200 000      New York State         0.000       01/01/18   01/01/14 @ 73.069 S.F.
                                     Urban Development                            01/01/98 @ 21.453 Opt.
                                     Corporation, Cor-
                                     rectional Facili-
                                     ties Revenue
                                     Bonds, Series C
                                     (AMBAC Insured)



                       Market Value      Annual
Port-       Cost of        as of        Interest
folio        Bonds       July 31,       Income to
 No.       to Trust        1996          Trust
----       --------   ------------     ---------

  1     $  1 854 000  $  1 850 868      $114 300












  2        1 158 525     1 176 457        71 250







  3           32 000        40 398             -

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 87

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
                                  (Continued)
===============================================================================


                                                                                  Redemption Features
Port-                 Aggregate                                        Date of    S.F. - Sinking Fund
folio    Rating       Principal     Name of Issuer and      Coupon    Maturity   Opt. - Optional Call
 No.    (Note A)       Amount          Title of Bond         Rate      (Note B)         (Note B)
----    --------      --------      -------------------   ---------   ---------  -----------------------

  4      AA       $    780 000      New York State         7.000%      08/15/22   02/15/13 @ 100 S.F.
                                     Housing Finance                              08/15/02 @ 102 Opt.
                                     Agency, Insured
                                     Multi-Family
                                     Mortgage Housing
                                     Revenue Bonds,
                                     1992 Series A

  5      A*            130 000      New York City          6.750       06/15/17   No Sinking Fund
                                     Municipal Water                              06/15/01 @ 101 Opt.
                                     Finance Auth-
                                     ority, Water and
                                     Sewer System
                                     Revenue Bonds,
                                     Fiscal 1992
                                     Series A

  6      A*          2 185 000      New York City          6.000       06/15/17   06/15/12 @ 100 S.F.
                                     Municipal Water                              06/15/02 @ 101.5 Opt.
                                     Finance Auth-
                                     ority, Water and
                                     Sewer System
                                     Revenue Bonds,
                                     Fiscal 1993
                                     Series A



                       Market Value      Annual
Port-       Cost of        as of        Interest
folio        Bonds       July 31,       Income to
 No.       to Trust        1996          Trust
----     ----------    ------------   -----------

  4     $    830 700   $   816 465     $  54 600







  5          134 550       139 698         8 775








  6        2 113 987     2 186 158       131 100

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 87

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
                                  (Continued)
==============================================================================


                                                                                  Redemption Features
Port-                 Aggregate                                        Date of    S.F. - Sinking Fund
folio    Rating       Principal     Name of Issuer and      Coupon    Maturity   Opt. - Optional Call
 No.    (Note A)       Amount            Title of Bond        Rate    (Note B)         (Note B)
----    --------      --------      ----------------------- --------- ---------------------------------

  7      BBB+      $ 2 265 000      The City of New        7.000%      02/01/16   No Sinking Fund
                                     York, General                                02/01/02 @ 101.5 Opt.
                                     Obligation Bonds,
                                     Fiscal 1992
                                     Series B

  8      BBB+          300 000      The City of New        0.000       06/01/20   No Sinking Fund
                                     York, General                                No Optional Call
                                     Obligation Bonds,
                                     Principal New
                                     York City Savers,
                                     Fiscal 1991
                                     Series B

  9      Aaa*        1 770 000      New York State         6.500       01/01/21   01/01/19 @ 100 S.F.
                                     Urban Development                            01/01/01 @ 100 Opt.
                                     Corporation, Cor-
                                     rectional Capital
                                     Facilities
                                     Revenue Bonds,
                                     Series 2



                      Market Value      Annual
Port-     Cost of         as of        Interest
folio      Bonds        July 31,       Income to
 No.     to Trust         1996          Trust
----   - --------   --------------  -----------

  7    $  2 347 107  $  2 401 761      $158 550





  8          51 000        65 817             -







  9       1 787 700     1 905 919       115 050

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 87

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
                                  (Continued)
===============================================================================


                                                                                  Redemption Features
Port-                 Aggregate                                        Date of    S.F. - Sinking Fund
folio    Rating       Principal     Name of Issuer and      Coupon    Maturity   Opt. - Optional Call
 No.    (Note A)       Amount            Title of Bond        Rate    (Note B)         (Note B)
----    --------      --------      ------------------    ----------- ---------  -----------------------

10       Baa1*    $    750 000      Dormitory Auth-        6.000%      07/01/16   07/01/15 @ 100 S.F.
                                     ority of the                                 07/01/00 @ 100 Opt.
                                     State of New
                                     York, City Uni-
                                     versity System
                                     Consolidated
                                     Second General
                                     Resolution
                                     Revenue Bonds,
                                     Series 1990C

11       BBB           100 000      Dormitory Auth-        0.000       07/01/18   07/01/09 @ 48.306 S.F.
                                     ority of the                                 07/01/98 @ 20.844 Opt.
                                     State of New
                                     York, City Uni-
                                     versity System
                                     Consolidated
                                     Revenue Bonds,
                                     Series 1988E


                   $11 420 000
                   ===========


                       Market Value      Annual
Port-      Cost of         as of        Interest
folio       Bonds        July 31,        Income
 No.      to Trust         1996         to Trust
----    -----------   --------------  -------------

10       $   723 750 $     736 710     $  45 000










11            14 000        19 195             -









         $11 047 319   $11 339 446      $698 625
         ===========   ===========      ========

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 87

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
                                  (Concluded)
===============================================================================


                       NOTES TO TAX-EXEMPT BOND PORTFOLIO

(A) A description of the rating symbols and their meanings appears under "Description of Bond Ratings" in Part II of this Prospectus. Ratings are by Standard & Poor's, except for those indicated by (*), which are by Moody's. Certain bond ratings have changed since the Date of Deposit, at which time all such bonds were rated A or better by either Standard & Poor's or Moody's.

(B) Bonds may be redeemable prior to maturity from a sinking fund (mandatory partial redemption) (S.F.) or at the stated optional call (at the option of the issuer) (Opt.) or by refunding. Certain bonds in the portfolio may be redeemed earlier than dates shown in whole or in part under certain unusual or extraordinary circumstances as specified in the terms and provisions of such bonds.

                          INDEPENDENT AUDITORS' REPORT


The Sponsors, Trustee and Unit Holders of Empire State Municipal Exempt
    Trust, Guaranteed Series 87:

We have audited the statement of net assets (not included) of Empire State Municipal Exempt Trust, Guaranteed Series 87, including the bond portfolio, as of July 31, 1994, and the related statements of operations and changes in net assets for the year ended July 31, 1994. These financial statements are the responsibility of the Sponsors. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1994, by correspondence with the Trustee. An audit includes assessing the accounting principles used and significant estimates made by the Sponsors, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire State Municipal Exempt Trust, Guaranteed Series 87 as of July 31, 1994, and the results of its operations and changes in net assets for the year ended July 31, 1994, in conformity with generally accepted accounting principles.




BDO Seidman, LLP


New York, New York
August 31, 1994

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 88

            Prospectus, Part I 11,588 Units Dated: November 29, 1996

             NOTE: Part I of this Prospectus may not be distributed
                         unless accompanied by Part II.

     This Prospectus consists of two parts. The first part contains a "Summary of Essential Financial Information" on the reverse hereof as of August 30, 1996 and a summary of additional specific information including "Special Factors Concerning the Portfolio" and audited financial statements of the Trust, including the related bond portfolio, as of July 31, 1996. The second part of this Prospectus contains a general summary of the Trust and "Special Factors Affecting New York."

     The Trust is a unit investment trust formed for the purpose of obtaining tax-exempt interest income through investment in a diversified, insured portfolio of long-term bonds, issued by or on behalf of the State of New York and counties, municipalities, authorities or political subdivisions thereof or issued by certain United States territories or possessions and their public authorities (the "Bonds"). See Part II under "The Trust." The Bonds deposited in the portfolio of the Trust are sometimes referred to herein as the "Securities." Insurance guaranteeing the payment of principal and interest on the Securities while in the Trust has been obtained by the Trust from the Insurer as set forth in Part II under "Insurance on the Bonds." Such insurance does not guarantee the market value of the Securities or the Units offered hereby. The payment of interest and the preservation of principal are, of course, dependent upon the continuing ability of the issuers of the Bonds and any other insurer to meet their obligations. As a result of the insurance on the Bonds, the Units are rated "AAA" by Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies ("Standard & Poor's").

     In the opinion of special counsel for the Sponsors as of the Date of Deposit, interest income to the Trust, and, with certain exceptions, to Unit holders is exempt from all regular Federal, New York State and New York City income taxes, but may be subject to state and local taxes in other jurisdictions. Capital gains, if any, are subject to tax. See Part II under "Tax Status."

     Offering. The initial public offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsors either by purchase from the Trustee of Units tendered for redemption or in the secondary market. See Part II under "Rights of Unit Holders --Redemption -- Purchase by the Sponsors of Units Tendered for Redemption" and "Public Offering -- Market for Units." The price at which the Units offered hereby were acquired was not less than the redemption price determined as described herein. See Part II under "Rights of Unit Holders -- Redemption -- Computation of Redemption Price per Unit."

     The Public Offering Price of the Units is based on the aggregate bid price of the Securities in the Trust divided by the number of Units outstanding, plus a sales charge determined on the basis of the maturities of the Securities in the Trust. See "Public Offering -- Offering Price" in Part II of this Prospectus.

     Market for Units. The Sponsors, although they are not obligated to do so, intend to maintain a secondary market for the Units at prices based upon the aggregate bid price of the Securities in the Trust plus accrued interest to the date of settlement, as more fully described in Part II under "Public Offering -- Market for Units." If such a market is not maintained, a Unit holder may be able to dispose of his Units only through redemption at prices based upon the aggregate bid price of the underlying Securities. The purchase price of the Securities in the Trust, if they were available for direct purchase by investors, would not include the sales charges included in the Public Offering Price of the Units.

     Investors should retain both Parts of this Prospectus for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

320195.1

           EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 88


                  SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AT AUGUST 30, 1996



          SPONSORS:  GLICKENHAUS & CO.
                     LEBENTHAL & CO., INC.

AGENT FOR SPONSORS:  GLICKENHAUS & CO.
           TRUSTEE:  THE BANK OF NEW YORK
         EVALUATOR:  MULLER DATA CORPORATION



Aggregate Principal Amount of Bonds in the Trust:               $   11,555,000

Number of Units:                                                        11,588

Fractional Undivided Interest in the Trust Per Unit:                  1/11,588

Total Value of Securities in the Portfolio
    (Based on Bid Side Evaluations of Securities):              $11,337,993.28
                                                                ==============

Sponsors' Repurchase Price Per Unit:                            $       978.43

Plus Sales Charge(1):                                                    46.01

Public Offering Price Per Unit(2):                              $     1,024.44
                                                                ==============

Redemption Price Per Unit(3):                                   $       978.43

Excess of Public Offering Price Over Redemption
    Price Per Unit:                                             $        46.01

Weighted Average Maturity of Bonds in the Trust:                  22.342 years


Evaluation Time:                          2:00 p.m., New York Time, on the next
                                          day following receipt by a Sponsor of
                                          an order for a Unit sale or purchase
                                          or by the Trustee of a Unit tendered
                                          for redemption.


Annual Insurance Premium:                 $23,755


Evaluator's Fee:                          $.55 for each issue of Bonds in the
                                          Trust for each daily valuation.

Trustee's Annual Fee:                     For each $1,000 principal amount of
                                          Bonds in the Trust, $.91 under the
                                          monthly and $.51 under the
                                          semi-annual distribution plan.

Sponsors' Annual Fee:                     Maximum of $.25 per $1,000 face
                                          amount of underlying Securities.

Date of Deposit:                          September 15, 1992

Date of Trust Agreement:                  September 15, 1992

Mandatory Termination Date:               December 31, 2041

Minimum Principal Distribution:           $1.00 per Unit

Minimum Value of the Trust under which
 Trust Agreement may be Terminated:       $2,000,000 or 20% of the value of the
                                          Trust as of the date of deposit,
                                          whichever is lower.

           EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 88


                  SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AT AUGUST 30, 1996
                                  (Continued)



                                                             Monthly             Semi-annual


P Estimated Annual Interest Income:                          $61.18                $61.18
      Less Annual Premium on Portfolio Insurance               2.05                  2.05
E    Less Estimated Annual Expenses                            1.65                  1.15
                                                           --------              --------

R Estimated Net Annual Interest Income:                      $57.48                $57.98
                                                             ======                ======


U Estimated Interest Distribution:                          $  4.79                $28.99

N Estimated Current Return Based on Public
      Offering Price (4):                                      5.61%                 5.66%
I
    Estimated Long-Term Return Based
T    on Public Offering Price (5):                             5.43%                 5.48%

    Estimated Daily Rate of Net Interest
       Accrual:                                             $.15967               $.16106


    Record Dates:                                         15th Day of         15th Day of May
                                                             Month             and November

    Payment Dates:                                        1st Day of          1st Day of June
                                                             Month             and December


--------------------


1. The sales charge is determined based on the maturities of the underlying securities in the portfolio. See "Public Offering -- Offering Price" in
     Part II of this Prospectus.

2. Plus accrued interest to September 5, 1996, the expected date of settlement, of $11.05 monthly and $25.48 semi-annually.

3. Based solely upon the bid side evaluations of the portfolio securities. Upon tender for redemption, the price to be paid will include accrued interest as described in Part II under "Rights of Unit Holders -- Redemption -- Computation of Redemption Price per Unit."

4. Estimated Current Return is calculated by dividing the estimated net annual interest income received in cash per Unit by the Public Offering Price. Interest income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator, and with the redemption, maturity, exchange or sale of Securities. This calculation, which includes cash income accrual only, does not include discount accretion on original issue discount bonds or on zero coupon bonds or premium amortization on bonds purchased at a premium. See "Tax Status" and "Estimated Current Return and Estimated Long-Term Return to Unit Holders" in Part II of this Prospectus.

5. Estimated Long-Term Return is calculated by using a formula that takes into account the yields (including accretion of discounts and amortization of premiums) of the individual Bonds in the Trust's portfolio, weighted to reflect the market value and time to maturity (or, in certain cases, to earlier call date) of such Bonds, adjusted to reflect the Public Offering Price (including sales charge and expenses) per Unit. See "Estimated Current Return and Estimated Long-Term Return to Unit Holders" in Part II of this Prospectus.

     Portfolio Information


     On July 31, 1996, the bid side valuation of 22.1% of the aggregate principal amount of Bonds in the Portfolio for this Trust was at a discount from par and 77.9% was at a premium over par. See Note (B) to "Tax-Exempt Bond Portfolio" for information concerning call and redemption features of the Bonds.


     Special Factors Concerning the Portfolio


     On July 31, 1996, the Portfolio consisted of eight issues of Bonds issued by entities located in New York or certain United States territories or possessions. The following information is being supplied to inform Unit Holders of circumstances affecting the Trust. 20.0% of the aggregate principal amount of the Bonds in the Portfolio are general obligations of the governmental entities issuing them and are backed by the taxing power thereof. 34.2% of the aggregate principal amount of the Bonds in the Portfolio are payable from appropriations. 45.8% of the aggregate principal amount of the Bonds in the Portfolio are payable from the income of specific projects or authorities and are not supported by the issuers' power to levy taxes.

     Although income to pay such Bonds may be derived from more than one source, the primary sources of such income, the number of issues (and the related dollar weighted percentage of such issues) deriving income from such sources and the purpose of issue are as follows: General Obligation, two (20.0%); Appropriations, two (34.2%); Revenue: Higher Education, one (5.2%); Health Care, one (9.3%); Water and Sewer, one (19.5%); and Other, one (11.8%). The Trust is deemed to be concentrated in the Appropriations Bonds category.1 Five issues, constituting 54.3% of the Bonds in the Portfolio, are original issue discount bonds, of which one is a zero coupon bond. Three issues (40.6%) were rated AAA, two issues (20.0%) were rated BBB+ and one issue (5.2%) was rated BBB by Standard & Poor's; two issues (34.2%) were rated Baa1 by Moody's Investors Service, Inc. ("Moody's").2 Subsequent to such date, such ratings may have changed. See "Tax-Exempt Bond Portfolio." For a more detailed discussion, it is recommended that Unit Holders consult the official statements for each Security in the Portfolio of the Trust.

     Tax Status (The tax opinion which is described herein was rendered on the Date of Deposit. Consult your tax advisor to discuss any relevant changes in tax laws since the Date of Deposit. See also "Tax Status" in Part II of this Prospectus.)

     Interest income on the Bonds contained in the Trust Portfolio is, in the opinion of bond counsel to the issuing governmental authorities, excludable from gross income under the Internal Revenue Code of 1986, as amended. See "The Trust -- Portfolio" in Part II of this Prospectus.

     Gain (or loss) realized on a sale, maturity or redemption of the Bonds or on a sale or redemption of a Unit of the Trust is, however, includable in gross income as capital gain (or loss) for federal, state and local income tax purposes assuming that the Unit is held as a capital asset. Such gain (or loss) does not include any amount received in respect of accrued interest. In addition, such gain (or loss) may be long- or short-term depending on the facts and circumstances. Bonds selling at a market discount tend to increase in market value as they approach maturity when the principal amount is payable, thus increasing the potential for taxable gain (or reducing the potential for loss) on their redemption, maturity or sale. In the case of Bonds acquired at a market discount, gain will be treated as ordinary income to the extent of accrued market discount. For tax years beginning after December 31, 1992, long-term capital gains will be taxed at a maximum federal income tax rate of 28%, while ordinary income will be taxed at a maximum federal income tax rate of 36% (plus a 10% surtax applicable to certain high income taxpayers).

--------------------

     (1) A Trust is considered to be "concentrated" in a particular category or issuer when the Bonds in that category or of that issuer constitute 25% or more of the aggregate face amount of the Portfolio. See "The Trust -- General Considerations" in Part II of this Prospectus.

     (2) For the meanings of ratings, see "Description of Bond Ratings" in Part II of this Prospectus.

INDEPENDENT AUDITOR'S REPORT




The Sponsors, Trustee and Unit Holders of Empire State Municipal Exempt Trust,
    Guaranteed Series 88:


We have audited the accompanying statement of net assets of Empire State Municipal Exempt Trust, Guaranteed Series 88, including the tax-exempt bond portfolio, as of July 31, 1996, and the related statements of operations and changes in net assets for the years ended July 31, 1996 and 1995. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire State Municipal Exempt Trust, Guaranteed Series 88 as of July 31, 1996, and the results of its operations and changes in net assets for the years ended July 31, 1996 and 1995 in conformity with generally accepted accounting principles.




GOLDSTEIN GOLUB KESSLER & COMPANY, P.C.
New York, New York

August 30, 1996

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 88

                            STATEMENT OF NET ASSETS
                                 JULY 31, 1996
===============================================================================



ASSETS:

    CASH  ........................................................................$         1 585

    INVESTMENTS IN SECURITIES, at market value (cost $11,203,568) (Note 1)........     11 370 488

    ACCRUED INTEREST RECEIVABLE  .................................................        196 368
                                                                                   --------------

          Total trust property  ..................................................     11 568 441

    LESS - ACCRUED EXPENSES AND OTHER LIABILITIES  ...............................         12 061
                                                                                  ---------------

    NET ASSETS  ..................................................................    $11 556 380
                                                                                      ===========


NET ASSETS REPRESENTED BY:

                                                      Monthly       Semi-annual
                                                   distribution    distribution
                                                       plan            plan              Total

VALUE OF FRACTIONAL UNDIVIDED
    INTERESTS  .............................         $7 406 725       $3 953 848      $11 360 573

UNDISTRIBUTED NET INVESTMENT
    INCOME  ................................            115 752           80 055          195 807
                                                  -------------     ------------   --------------

          Total value  .....................         $7 522 477       $4 033 903      $11 556 380
                                                     ==========       ==========      ===========

UNITS OUTSTANDING  .........................              7 555            4 033           11 588
                                                 ==============   ==============  ===============

VALUE PER UNIT  ............................       $     995.70      $  1 000.22
                                                   ============      ===========




                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 88

                           STATEMENTS OF OPERATIONS
===============================================================================




                                                                          Year ended
                                                                           July 31,
                                                             1996             1995          1994
                                                          -----------    ------------   --------

INVESTMENT INCOME - INTEREST  .......................      $716 854       $728 906     $  735 018
                                                           --------       --------     ----------

EXPENSES:
    Trustee fees  ...................................        11 253         11 033         10 777
    Evaluation fees  ................................           982          1 211            931
    Insurance premiums  .............................        23 783         23 891         24 180
    Sponsors' advisory fees  ........................         2 898          2 943          2 993
    Auditors' fees  .................................         1 800          1 800          1 800
                                                        -----------    -----------  -------------

                    Total expenses  .................        40 716         40 878         40 681
                                                         ----------     ----------   ------------

NET INVESTMENT INCOME  ..............................       676 138        688 028        694 337

REALIZED LOSS ON SECURITIES SOLD
    OR REDEEMED (Notes 1 and 3)  ....................          (101)        (9 010)          (507)

NET CHANGE IN UNREALIZED MARKET
    APPRECIATION (DEPRECIATION)
     (Note 1) .......................................       192 912        172 476       (605 477)
                                                           --------      ---------     ----------

NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS  ................................      $868 949       $851 494    $    88 353
                                                           ========       ========    ===========


                       See Notes to Financial Statements
                                       7

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 88

                      STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================



                                                                         Year ended
                                                                           July 31,
                                                       -------------------------------------------
                                                             1996             1995            1994
                                                       --------------- --------------- -----------

OPERATIONS:
    Net investment income............................ $     676 138  $     688 028  $     694 337
    Realized loss on securities
        sold or redeemed (Notes 1 and 3).............          (101)        (9 010)          (507)
    Net change in unrealized market
        appreciation (depreciation) (Note 1) ........       192 912        172 476       (605 477)
                                                     --------------  -------------    -----------

             Net increase in net assets resulting
               from operations.......................       868 949        851 494         88 353
                                                      -------------  -------------   ------------

DISTRIBUTIONS TO UNIT HOLDERS (Note 2):
    Net investment income  ..........................      (679 287)      (688 562)      (693 902)
    Principal........................................              -       (41 346)             -
                                                     ---------------  ---------------- ---- -- ---

             Total distributions.....................      (679 287)      (729 908)      (693 902)
                                                      -------------   ------------    -----------

CAPITAL SHARE TRANSACTIONS:
    Redemption of 192, 180 and 29 Units at
     July 31, 1996, 1995 and 1994, respectively .....      (187 905)      (168 827)        (27 274)
                                                      -------------  -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS  ..............         1 757        (47 241)      (632 823)

NET ASSETS:
    Beginning of year................................    11 554 623     11 601 864     12 234 687
                                                       ------------   ------------   ------------

    End of year......................................   $11 556 380    $11 554 623    $11 601 864
                                                        ===========    ===========    ===========

DISTRIBUTIONS PER UNIT (Note 2):
    Interest:
        Monthly plan.................................        $57.50         $57.61         $57.63
        Semi-annual plan.............................        $58.00         $58.18         $58.21

    Principal:
        Monthly plan.................................             -          $3.49              -
        Semi-annual plan.............................             -          $3.49              -

                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 88

                         NOTES TO FINANCIAL STATEMENTS
===============================================================================



The Trust is a unit investment trust formed under the Investment Company Act of 1940 for the purpose of obtaining tax-exempt interest income through investment in a fixed insured portfolio of long-term bonds, issued primarily by or on behalf of the State of New York and counties, municipalities, authorities or political subdivisions thereof.

The Bank of New York (the "Trustee") has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.


NOTE 1 - ACCOUNTING POLICIES

        Securities

           Securities are stated at bid side market value as determined by an independent outside evaluator. Securities transactions are recorded on the trade date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

        Taxes on income

           The Trust is not subject to taxes on income and, accordingly, no provision has been made.

        Termination of trust

           The mandatory termination date of the Trust is December 31, 2041. If the value of the Trust falls below $2,000,000 or 20% of the value of the Trust as of the date of deposit, whichever is lower, the Trust is subject to termination as specified in the Trust Agreement.


NOTE 2 - DISTRIBUTIONS

           Interest received by the Trust is distributed to Unit Holders either semi-annually on the first day of June and December or, if elected by the Unit Holder, on the first day of each month, after deducting applicable expenses. Principal distributions result from the sale or redemption of securities.

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 88

                         NOTES TO FINANCIAL STATEMENTS
                                  (Concluded)
==============================================================================



NOTE 3 - BONDS SOLD OR REDEEMED

Port-                                                                                                          Realized
folio                                            Principal         Date                                          Gain
 No.                Description                    Amount      Redeemed       Net Proceeds       Cost           (Loss)
----------------------------------------------------------     --------       ------------   ------------     --------

Year ended July 31, 1996:

  2       New York City Municipal Water          $  10 000      10/03/95       $   9 900       $  10 112         $(212)
           Finance Authority, Water and             10 000      11/20/95          10 000          10 112          (112)
           Sewer System Revenue Bonds,
           Fiscal 1992 Series C (AMBAC)
           Insured)

  7       New York State Housing Finance            15 000       2/12/96          15 263          14 850           413
           Agency, Service Contract Obligation
           Revenue Bonds, 1992 Series C

  3       Triborough Bridge and Tunnel              30 000       3/08/96          29 700          29 738           (38)
           Authority, Special Obligation            30 000       4/25/96          29 580          29 738          (158)
           Refunding Bonds, Series 1991A            25 000       5/17/96          24 563          24 782          (219)
           (MBIA Insured)                           60 000       7/02/96          59 699          59 474           225
                                                 ---------                     ---------       ---------        ------

                                                  $180 000                      $178 705        $178 806         $(101)
                                                  ========                      ========        ========         =====


NOTE 4 - NET ASSETS

         Cost of 12,000 units at Date of Deposit                                                           $12 239 253
         Less gross underwriting commission                                                                   (599 640)
                                                                                                         -------------

                    Net cost - initial offering price                                                       11 639 613

         Realized net loss on securities sold or redeemed                                                       (9 681)
         Principal distributions                                                                               (41 346)
         Redemption of 412 Units                                                                              (394 933)
         Unrealized market appreciation of securities                                                          166 920
         Undistributed net investment income                                                                   195 807
                                                                                                         -------------

                    Net assets                                                                             $11 556 380
                                                                                                           ===========


                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 88

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
===============================================================================


                                                                                  Redemption Features
                                                                                  S.F. - Sinking Fund
Port-                 Aggregate                                        Date of   Opt. - Optional Call
folio    Rating       Principal     Name of Issuer and      Coupon    Maturity    Ant. - Anticipated
 No.    (Note A)       Amount            Title of Bond        Rate    (Note B)         (Note B)
----    --------      --------      ----------------------- --------- ----------------------------------

  1      AAA       $ 1 075 000      New York State         6.700%      08/15/23   02/15/02 @ 100 Ant.
                                     Medical Care                                 08/15/02 @ 102 Opt.
                                     Facilities Finance
                                     Agency, Hospital
                                     and Nursing Home
                                     FHA-Insured Mortgage
                                     Revenue Bonds, 1992
                                     Series A (MBIA Insured)

  2      AAA         2 250 000      New York City          6.200       06/15/21   06/15/19 @ 100 S.F.
                                     Municipal Water                              06/15/02 @ 101.5 Opt.
                                     Finance Authority,
                                     Water and Sewer System
                                     Revenue Bonds, Fiscal
                                     1992 Series C
                                     (AMBAC Insured)

  3      AAA         1 365 000      Triborough Bridge and  6.000       01/01/19   01/01/17 @ 100 S.F
                                     Tunnel Authority,                            01/01/01 @ 100 Opt.
                                     Special Obligation
                                     Refunding Bonds, Series
                                     1991A (MBIA Insured)

  4      BBB+          585 000      The City of New        7.000       02/01/20   No  Sinking Fund
                                     York General                                 02/01/02 @ 101.5 Opt.
                                     Obligation Bonds,
                                     Fiscal 1992
                                     Series H




                       Market Value      Annual
Port-       Cost of        as of        Interest
folio        Bonds       July 31,       Income to
 No.       to Trust        1996          Trust
----    -  --------  -------------------------

  1      $ 1 147 563   $ 1 129 331     $  72 025








  2        2 275 313     2 314 598       139 500







  3        1 353 055     1 372 234        81 900





  4          604 012       619 193        40 950






                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 88

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
                                  (Continued)
==============================================================================

                                                                                  Redemption Features
                                                                                  S.F. - Sinking Fund
Port-                 Aggregate                                        Date of   Opt. - Optional Call
folio    Rating       Principal     Name of Issuer and      Coupon    Maturity    Ant. - Anticipated
 No.    (Note A)       Amount            Title of Bond        Rate    (Note B)         (Note B)
----    --------      --------      ----------------------- --------- ----------------------------------

  5      BBB+      $ 1 730 000      The City of New York   7.000%      02/01/19   No Sinking Fund
                                     General Obligation                           02/01/02 @ 101.5 Opt.
                                     Bonds, Fiscal 1992
                                     Series H

  6      Baa1*       2 000 000      Metropolitan Trans-    6.500       07/01/16   07/01/13 @ 100 S.F.
                                     portation Authority,                         07/01/01 @ 102 Opt.
                                     Commuter Facilities
                                     1987 Service Contract
                                     Bonds, Series 5

  7      Baa1*       1 960 000      New York State         6.300       03/15/22   03/15/13 @ 100 S.F.
                                     Housing Finance                              09/15/02 @ 102 Opt.
                                     Agency, Service
                                     Contract Obligation
                                     Revenue Bonds,
                                     1992 Series C

  8      BBB           600 000      Dormitory Authority    0.000       07/01/18   07/01/09 @ 48.306 S.F.
                                     of the State of New                          07/01/98 @ 20.844 Opt.
                                     York, City University
                                     System Consolidated
                                     Bonds, Series 1988E

                   $11 565 000
                   ===========



                      Market Value      Annual
Port-      Cost of        as of        Interest
folio       Bonds       July 31,       Income to
 No.      to Trust        1996          Trust
----   -  --------  -------------------------

  5     $ 1 786 225   $ 1 831 949      $121 100




  6       2 010 000     2 055 140       130 000





  7       1 940 400     1 932 873       123 480






  8          87 000       115 170             -





        $11 203 568   $11 370 488      $708 955
        ===========   ===========      ========


                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 88

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
                                  (Concluded)
===============================================================================


                       NOTES TO TAX-EXEMPT BOND PORTFOLIO

(A) A description of the rating symbols and their meanings appears under "Description of Bond Ratings" in Part II of this Prospectus. Ratings are by Standard & Poor's, except for those indicated by (*), which are by Moody's. Certain bond ratings have changed since the Date of Deposit, at which time all such bonds were rated A or better by either Standard & Poor's or Moody's.

(B) Bonds may be redeemable prior to maturity from a sinking fund (mandatory partial redemption) (S.F.) or at the stated optional call (at the option of the issuer) (Opt.) or by refunding. Certain bonds in the portfolio may be redeemed earlier than dates shown in whole or in part under certain unusual or extraordinary circumstances as specified in the terms and provisions of such bonds.

                          INDEPENDENT AUDITORS' REPORT


The Sponsors, Trustee and Unit Holders of Empire State Municipal Exempt Trust,
    Guaranteed Series 88:

We have audited the statement of net assets (not included) of Empire State Municipal Exempt Trust, Guaranteed Series 88, including the bond portfolio, as of July 31, 1994, and the related statements of operations and changes in net assets for the year ended July 31, 1994. These financial statements are the responsibility of the Sponsors. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1994, by correspondence with the Trustee. An audit includes assessing the accounting principles used and significant estimates made by the Sponsors, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire State Municipal Exempt Trust, Guaranteed Series 88 as of July 31, 1994, and the results of its operations and changes in net assets for the year ended July 31, 1994, in conformity with generally accepted accounting principles.




BDO Seidman, LLP


New York, New York
August 31, 1994

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 89

            Prospectus, Part I 11,171 Units Dated: November 29, 1996

             NOTE: Part I of this Prospectus may not be distributed
                         unless accompanied by Part II.

     This Prospectus consists of two parts. The first part contains a "Summary of Essential Financial Information" on the reverse hereof as of August 30, 1996 and a summary of additional specific information including "Special Factors Concerning the Portfolio" and audited financial statements of the Trust, including the related bond portfolio, as of July 31, 1996. The second part of this Prospectus contains a general summary of the Trust and "Special Factors Affecting New York."

     The Trust is a unit investment trust formed for the purpose of obtaining tax-exempt interest income through investment in a diversified, insured portfolio of long-term bonds, issued by or on behalf of the State of New York and counties, municipalities, authorities or political subdivisions thereof or issued by certain United States territories or possessions and their public authorities (the "Bonds"). See Part II under "The Trust." The Bonds deposited in the portfolio of the Trust are sometimes referred to herein as the "Securities." Insurance guaranteeing the payment of principal and interest on the Securities while in the Trust has been obtained by the Trust from the Insurer as set forth in Part II under "Insurance on the Bonds." Such insurance does not guarantee the market value of the Securities or the Units offered hereby. The payment of interest and the preservation of principal are, of course, dependent upon the continuing ability of the issuers of the Bonds and any other insurer to meet their obligations. As a result of the insurance on the Bonds, the Units are rated "AAA" by Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies ("Standard & Poor's").

     In the opinion of special counsel for the Sponsors as of the Date of Deposit, interest income to the Trust, and, with certain exceptions, to Unit holders is exempt from all regular Federal, New York State and New York City income taxes, but may be subject to state and local taxes in other jurisdictions. Capital gains, if any, are subject to tax. See Part II under "Tax Status."

     Offering. The initial public offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsors either by purchase from the Trustee of Units tendered for redemption or in the secondary market. See Part II under "Rights of Unit Holders --Redemption -- Purchase by the Sponsors of Units Tendered for Redemption" and "Public Offering -- Market for Units." The price at which the Units offered hereby were acquired was not less than the redemption price determined as described herein. See Part II under "Rights of Unit Holders -- Redemption -- Computation of Redemption Price per Unit."

     The Public Offering Price of the Units is based on the aggregate bid price of the Securities in the Trust divided by the number of Units outstanding, plus a sales charge determined on the basis of the maturities of the Securities in the Trust. See "Public Offering -- Offering Price" in Part II of this Prospectus.

     Market for Units. The Sponsors, although they are not obligated to do so, intend to maintain a secondary market for the Units at prices based upon the aggregate bid price of the Securities in the Trust plus accrued interest to the date of settlement, as more fully described in Part II under "Public Offering -- Market for Units." If such a market is not maintained, a Unit holder may be able to dispose of his Units only through redemption at prices based upon the aggregate bid price of the underlying Securities. The purchase price of the Securities in the Trust, if they were available for direct purchase by investors, would not include the sales charges included in the Public Offering Price of the Units.

     Investors   should  retain  both  Parts  of  this  Prospectus  for  future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

318806.1

           EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 89


                  SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AT AUGUST 30, 1996



          SPONSORS:   GLICKENHAUS & CO.
                      LEBENTHAL & CO., INC.

AGENT FOR SPONSORS:   GLICKENHAUS & CO.
           TRUSTEE:   THE BANK OF NEW YORK
         EVALUATOR:   MULLER DATA CORPORATION



Aggregate Principal Amount of Bonds in the Trust:              $   11,230,000

Number of Units:                                                       11,171

Fractional Undivided Interest in the Trust Per Unit:                 1/11,171

Total Value of Securities in the Portfolio
    (Based on Bid Side Evaluations of Securities):             $11,290,669.24
                                                               ==============

Sponsors' Repurchase Price Per Unit:                           $     1,010.71

Plus Sales Charge(1):                                                   44.58

Public Offering Price Per Unit(2):                             $     1,055.29
                                                              ===============

Redemption Price Per Unit(3):                                  $     1,010.71

Excess of Public Offering Price Over Redemption
    Price Per Unit:                                            $        44.58

Weighted Average Maturity of Bonds in the Trust:                 16.675 years


Evaluation Time:                             2:00 p.m., New York Time, on the
                                             next day following receipt by a
                                             Sponsor of an order for a Unit
                                             sale or purchase or by the Trustee
                                             of a Unit tendered for redemption.


Annual Insurance Premium:                    $26,234


Evaluator's Fee:                             $.55 for each issue of Bonds in
                                             the Trust for each daily
                                             valuation.

Trustee's Annual Fee:                        For each $1,000 principal amount
                                             of Bonds in the Trust, $.91 under
                                             the monthly and $.51 under the
                                             semi-annual distribution plan.

Sponsors' Annual Fee:                        Maximum of $.25 per $1,000 face
                                             amount of underlying Securities.

Date of Deposit:                             October 27, 1992

Date of Trust Agreement:                     October 27, 1992

Mandatory Termination Date:                  December 31, 2041

Minimum Principal Distribution:              $1.00 per Unit

Minimum Value of the Trust under which
    Trust Agreement may be Terminated:       $2,000,000 or 20% of the value of
                                             the Trust as of the date of
                                             deposit, whichever is lower.

           EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 89


                  SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AT AUGUST 30, 1996
                                  (Continued)



                                                                Monthly                  Semi-annual


P Estimated Annual Interest Income:                              $64.71                     $64.71
      Less Annual Premium on Portfolio Insurance                   2.35                       2.35
E    Less Estimated Annual Expenses                                1.66                       1.16
                                                               --------                   --------

R Estimated Net Annual Interest Income:                          $60.70                     $61.20
                                                                 ======                     ======


U Estimated Interest Distribution:                              $  5.06                     $30.60

N Estimated Current Return Based on Public
      Offering Price (4):                                          5.75%                      5.80%
I
    Estimated Long-Term Return Based
T    on Public Offering Price (5):                                 5.19%                      5.24%

    Estimated Daily Rate of Net Interest
       Accrual:                                                 $.16861                    $.17000


    Record Dates:                                              15th Day of             15th Day of May
                                                                  Month                 and November

    Payment Dates:                                             1st Day of              1st Day of June
                                                                  Month                 and December

-------------------


1. The sales charge is determined based on the maturities of the underlying securities in the portfolio. See "Public Offering -- Offering Price" in
      Part II of this Prospectus.

2. Plus accrued interest to September 5, 1996, the expected date of settlement, of $13.07 monthly and $28.44 semi-annually.

3. Based solely upon the bid side evaluations of the portfolio securities. Upon tender for redemption, the price to be paid will include accrued interest as described in Part II under "Rights of Unit Holders -- Redemption -- Computation of Redemption Price per Unit."

4. Estimated Current Return is calculated by dividing the estimated net annual interest income received in cash per Unit by the Public Offering Price. Interest income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator, and with the redemption, maturity, exchange or sale of Securities. This calculation, which includes cash income accrual only, does not include discount accretion on original issue discount bonds or on zero coupon bonds or premium amortization on bonds purchased at a premium. See "Tax Status" and "Estimated Current Return and Estimated Long-Term Return to Unit Holders" in Part II of this Prospectus.

5. Estimated Long-Term Return is calculated by using a formula that takes into account the yields (including accretion of discounts and amortization of premiums) of the individual Bonds in the Trust's portfolio, weighted to reflect the market value and time to maturity (or, in certain cases, to earlier call date) of such Bonds, adjusted to reflect the Public Offering Price (including sales charge and expenses) per Unit. See "Estimated Current Return and Estimated Long-Term Return to Unit Holders" in Part II of this Prospectus.

      Portfolio Information


      On July 31, 1996, the bid side valuation of 5.3% of the aggregate principal amount of Bonds in the Portfolio for this Trust was at a discount from par and 94.7% was at a premium over par. See Note (B) to "Tax-Exempt Bond Portfolio" for information concerning call and redemption features of the Bonds.


      Special Factors Concerning the Portfolio


         On July 31, 1996, the Portfolio consisted of seven issues of Bonds issued by entities located in New York or certain United States territories or possessions. The following information is being supplied to inform Unit Holders of circumstances affecting the Trust. 24.8% of the aggregate principal amount of the Bonds in the Portfolio are general obligations of the governmental entities issuing them and are backed by the taxing power thereof. 21.1% of the aggregate principal amount of the Bonds in the Portfolio are payable from appropriations. 54.1% of the aggregate principal amount of the Bonds in the Portfolio are payable from the income of specific projects or authorities and are not supported by the issuers' power to levy taxes.

         Although income to pay such Bonds may be derived from more than one source, the primary sources of such income, the number of issues (and the related dollar weighted percentage of such issues) deriving income from such sources and the purpose of issue are as follows: General Obligation, one (24.9%); Appropriations, two (21.1%); Revenue: Housing, one (20.8%); Higher Education, one (2.7%); Water and Sewer, one (15.4%); and Other, one (15.1%). The Trust is not deemed to be concentrated in any particular category of Bonds.1 Two issues, constituting 5.3% of the Bonds in the Portfolio, are original issue discount bonds and zero coupon bonds. Two issues (17.8%) were rated AAA, one issue (24.9%) was rated BBB+ and one issue (2.6%) was rated BBB by Standard & Poor's; one issue (18.5%) was rated Aaa, one issue (20.8%) was rated Aa and one issue (15.4%) was rated A by Moody's Investors Service, Inc. ("Moody's").2 Subsequent to such date, such ratings may have changed. See "Tax-Exempt Bond Portfolio." For a more detailed discussion, it is recommended that Unit Holders consult the official statements for each Security in the Portfolio of the Trust.

      Tax Status (The tax opinion which is described herein was rendered on the Date of Deposit. Consult your tax advisor to discuss any relevant changes in tax laws since the Date of Deposit. See also "Tax Status" in Part II of this Prospectus.)

      Interest income on the Bonds contained in the Trust Portfolio is, in the opinion of bond counsel to the issuing governmental authorities, excludable from gross income under the Internal Revenue Code of 1986, as amended. See "The Trust -- Portfolio" in Part II of this Prospectus.

      Gain (or loss) realized on a sale, maturity or redemption of the Bonds or on a sale or redemption of a Unit of the Trust is, however, includable in gross income as capital gain (or loss) for federal, state and local income tax purposes assuming that the Unit is held as a capital asset. Such gain (or loss) does not include any amount received in respect of accrued interest. In addition, such gain (or loss) may be long- or short-term depending on the facts and circumstances. Bonds selling at a market discount tend to increase in market value as they approach maturity when the principal amount is payable, thus increasing the potential for taxable gain (or reducing the potential for loss) on their redemption, maturity or sale. In the case of Bonds acquired at a market discount, gain will be treated as ordinary income to the extent of accrued market discount. For tax years beginning after December 31, 1992, long-term capital gains will be taxed at a maximum federal income tax rate of 28%, while ordinary income will be taxed at a maximum federal income tax rate of 36% (plus a 10% surtax applicable to certain high income taxpayers).

-------------------

      (1) A Trust is considered to be "concentrated" in a particular category or issuer when the Bonds in that category or of that issuer constitute 25% or more of the aggregate face amount of the Portfolio. See "The Trust -- General Considerations" in Part II of this Prospectus.

      (2) For the meanings of ratings, see "Description of Bond Ratings" in
Part II of this Prospectus.

INDEPENDENT AUDITOR'S REPORT




The Sponsors, Trustee and Unit Holders of Empire State Municipal Exempt Trust,
    Guaranteed Series 89:


We have audited the accompanying statement of net assets of Empire State Municipal Exempt Trust, Guaranteed Series 89, including the tax-exempt bond portfolio, as of July 31, 1996, and the related statements of operations and changes in net assets for the years ended July 31, 1996 and 1995. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire State Municipal Exempt Trust, Guaranteed Series 89 as of July 31, 1996, and the results of its operations and changes in net assets for the years ended July 31, 1996 and 1995 in conformity with generally accepted accounting principles.




GOLDSTEIN GOLUB KESSLER & COMPANY, P.C.
New York, New York

August 30, 1996

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 89

                            STATEMENT OF NET ASSETS
                                 JULY 31, 1996
===============================================================================



ASSETS:

    CASH  ..........................................................................................       $    57 109

    INVESTMENTS IN SECURITIES, at market value (cost $10,643,024)
     (Note 1) ......................................................................................        11 310 844

    ACCRUED INTEREST RECEIVABLE  ...................................................................           152 670
                                                                                                           -----------

          Total trust property  ....................................................................        11 520 623

    LESS - ACCRUED EXPENSES  .......................................................................             2 102
                                                                                                           -----------

    NET ASSETS  ....................................................................................       $11 518 521
                                                                                                           ===========


NET ASSETS REPRESENTED BY:

                                                                   Monthly          Semi-annual
                                                                distribution       distribution
                                                                    plan               plan                  Total

VALUE OF FRACTIONAL UNDIVIDED
    INTERESTS  ......................................             $6 298 041           $5 000 404          $11 298 445

UNDISTRIBUTED NET INVESTMENT
    INCOME  .........................................                108 885              111 191              220 076
                                                                 -----------         ------------          -----------

          Total value  ..............................             $6 406 926           $5 111 595          $11 518 521
                                                                 ===========         ============          ===========

UNITS OUTSTANDING  ..................................                  6 227                4 944               11 171
                                                                 ===========         ============          ===========

VALUE PER UNIT  .....................................             $ 1 028.89           $ 1 033.90
                                                                 ===========         ============






                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 89

                           STATEMENTS OF OPERATIONS
===============================================================================



                                                                               Year ended
                                                                                July 31,
                                                                                --------

                                                                 1996             1995              1994
                                                               --------         --------          --------

INVESTMENT INCOME - INTEREST  .......................          $729 979          $755 783         $ 770 491
                                                               --------          --------         ---------

EXPENSES:
    Trustee fees  ...................................            10 780            10 782            10 621
    Evaluation fees  ................................               982             1 234             1 112
    Insurance premiums  .............................            26 520            27 455            28 117
    Sponsors' advisory fees  ........................             2 803             2 893             2 986
    Auditors' fees  .................................             1 800             1 800             1 800
                                                              ---------         ---------      ------------

                    Total expenses  .................            42 885            44 164            44 636
                                                              ---------         ---------       -----------

NET INVESTMENT INCOME  ..............................           687 094           711 619           725 855

REALIZED GAIN ON SECURITIES SOLD
    OR REDEEMED (Notes 1 and 3)  ....................            28 459            48 759             5 280

NET CHANGE IN UNREALIZED MARKET
    APPRECIATION (DEPRECIATION)
      (Note 1) ......................................            40 913            60 510          (372 547)
                                                              ---------         ---------        ----------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS  ...............................          $756 466          $820 888         $ 358 588
                                                               ========         =========         =========






                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 89

                      STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================


                                                                                        Year ended
                                                                                          July 31,
                                                                                          --------

                                                                          1996             1995                1994
                                                                        --------         --------          --------

OPERATIONS:
    Net investment income.................................         $   687 094     $     711 619     $     725 855
    Realized gain on securities
        sold or redeemed (Notes 1 and 3)..................              28 459            48 759             5 280
    Net change in unrealized market
        appreciation (depreciation) (Note 1)..............              40 913            60 510          (372 547)
                                                                   -----------       -----------       -----------

             Net increase in net assets resulting
               from operations............................             756 466           820 888           358 588
                                                                   -----------       -----------       -----------

DISTRIBUTIONS TO UNIT HOLDERS (Note 2):
    Net investment income ................................            (690 954)         (717 437)         (727 010)
                                                                   -----------       -----------       -----------

CAPITAL SHARE TRANSACTIONS:
    Redemption of 249, 486 and 79 units at
     July 31, 1996, 1995 and 1994, respectively ..........            (254 079)         (472 428)          (78 594)
                                                                   -----------       -----------       ------------

NET DECREASE IN NET ASSETS  ..............................            (188 567)         (368 977)         (447 016)

NET ASSETS:
    Beginning of year.....................................          11 707 088        12 076 065        12 523 081
                                                                   -----------       -----------       -----------

    End of year...........................................         $11 518 521       $11 707 088       $12 076 065
                                                                   ===========       ===========       ===========

DISTRIBUTIONS PER UNIT (Note 2):
    Interest:
        Monthly plan......................................              $60.53            $60.56            $60.38
        Semi-annual plan..................................              $61.04            $61.10            $60.88





                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 89

                         NOTES TO FINANCIAL STATEMENTS
===============================================================================



The Trust is a unit investment trust formed under the Investment Company Act of 1940 for the purpose of obtaining tax-exempt interest income through investment in a fixed insured portfolio of long-term bonds, issued primarily by or on behalf of the State of New York and counties, municipalities, authorities or political subdivisions thereof.

The Bank of New York (the "Trustee") has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.



NOTE 1 - ACCOUNTING POLICIES

         Securities

              Securities are stated at bid side market value as determined by an independent outside evaluator. Securities transactions are recorded on the trade date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

         Taxes on income

              The Trust is not subject to taxes on income and, accordingly, no provision has been made.


         Termination of trust

              The mandatory termination date of the Trust is December 31, 2041. If the value of the Trust falls below $2,000,000 or 20% of the value of the Trust as of the date of deposit, whichever is lower, the Trust is subject to termination as specified in the Trust Agreement.


NOTE 2 - DISTRIBUTIONS

         Interest received by the Trust is distributed to Unit Holders either semi-annually on the first day of June and December or, if elected by the Unit Holder, on the first day of each month, after deducting applicable expenses. Principal distributions result from the sale or redemption of securities.

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 89

                         NOTES TO FINANCIAL STATEMENTS
===============================================================================
                                  (Concluded)



NOTE 3 - BONDS SOLD OR REDEEMED

Port-
folio                                            Principal         Date                                        Realized
 No.                Description                    Amount      Redeemed       Net Proceeds       Cost            Gain
----------------------------------------------------------     --------       ------------   ------------     -------

Year ended July 31, 1996:

  6       New York State Urban Develop-           $ 40 000       9/21/95        $ 45 240        $ 40 458       $ 4 782
          ment Corporation, Correctional            10 000      10/30/95          11 100          10 114           986
          Capital Facilities Revenue Bonds           5 000       5/17/96           5 300           5 057           243
          Series 3                                  10 000       7/02/96          10 850          10 115           735

  4       New York City Municipal Water             30 000      11/20/95          32 700          28 500         4 200
          Finance Authority, Water and              60 000       2/12/96          66 900          57 000         9 900
          Sewer System Revenue Bonds,               20 000       3/08/96          21 400          19 000         2 400
          Fixed Rate Fiscal 1993 Series B           15 000       3/21/96          16 125          14 250         1 875
          Bonds                                     15 000       4/25/96          15 938          14 250         1 688
                                                    15 000       5/17/96          15 900          14 250         1 650


                                                  $220 000                      $241 453        $212 994       $28 459
                                                  ========                      ========        ========       =======



NOTE 4 - NET ASSETS

         Cost of 12,000 units at Date of Deposit                                                           $11 954 169
         Less gross underwriting commission                                                                   (585 600)
                                                                                                         -------------

                    Net cost - initial offering price                                                       11 368 569

         Realized net gain on securities sold or redeemed                                                       82 498
         Redemption of 829 units                                                                              (820 442)
         Unrealized market appreciation of securities                                                          667 820
         Undistributed net investment income                                                                   220 076
                                                                                                        --------------

                    Net assets                                                                             $11 518 521
                                                                                                           ===========

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 89

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
===============================================================================


                                                                                       Redemption Features
Port-               Aggregate                                             Date of      S.F. - Sinking Fund
folio     Rating    Principal     Name of Issuer and          Coupon     Maturity     Opt. - Optional Call
 No.     (Note A)    Amount            Title of Bond          Rate       (Note B)           (Note B)
----     --------   --------      -----------------------   ---------    --------  -------------------------

  1      AAA       $ 1 700 000    Triborough Bridge          6.875%      01/01/15    01/01/11 @ 100 S.F.
                                    and Tunnel                                       01/01/01 @ 102 Opt.
                                    Authority,
                                    Special Obligation
                                    Refunding Bonds,
                                    Series 1991B
                                    (MBIA Insured)

  2      AAA           300 000    New York State             0.000       01/01/18    01/01/14 @ 73.069 S.F.
                                    Urban Develop-                                   01/01/98 @ 21.453 Opt.
                                    ment Corporation,
                                    Correctional
                                    Facilities
                                    Revenue Bonds,
                                    Series C (AMBAC
                                    Insured)

  3      Aa*         2 335 000    State of New York          6.900       04/01/15    04/01/05 @ 100 S.F.
                                    Mortgage Agency,                                 04/01/02 @ 102 Opt.
                                    Homeowner Mort-
                                    gage Revenue
                                    Bonds, Series 27

                           Market Value          Annual
Port-        Cost of           as of            Interest
folio         Bonds          July 31,           Income to
 No.        to Trust           1996              Trust
----        --------     -----------------    -----------

  1        $ 1 759 500       $ 1 817 691         $116 875







  2             48 750            60 597                -








  3          2 371 659         2 371 800          161 115






                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 89

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
===============================================================================
                                  (Continued)


                                                                                                     Redemption Features
Port-                 Aggregate                                                       Date of        S.F. - Sinking Fund
folio     Rating      Principal         Name of Issuer and            Coupon         Maturity       Opt. - Optional Call
 No.     (Note A)      Amount                Title of Bond            Rate           (Note B)             (Note B)
----     --------     --------          -----------------------     ---------        ---------    ------------------------


4          A*             $ 1 730 000      New York City                6.375%        06/15/22      06/15/21 @ 100 S.F.
                                             Municipal Water                                        06/15/02 @ 101 Opt.
                                             Finance Author-
                                             ity, Water and
                                             Sewer System
                                             Revenue Bonds,
                                             Fixed Rate
                                             Fiscal 1993
                                             Series B Bonds

  5        BBB+             2 800 000      The City of                  6.750         10/01/16      No Sinking Fund
                                             New York,                                              10/01/02 @ 101.5 Opt.
                                             General Obli-
                                             gation Bonds,
                                             Fiscal 1993
                                             Series B

  6        Aaa*             2 080 000      New York State               7.000         01/01/21      01/01/19 @ 100 S.F.
                                             Urban Develop-                                         01/01/02 @ 102 Opt.
                                             ment Corporation,
                                             Correctional
                                             Capital Facilities
                                             Revenue Bonds,
                                             Series 3


                             Market Value            Annual
Port-        Cost of             as of              Interest
folio         Bonds            July 31,             Income to
 No.        to Trust             1996                Trust
----        --------       ----------------       -----------

4           $ 1 643 500        $ 1 771 104         $110 288









  5            2 672 320         2 891 672          189 000






  6            2 103 795         2 340 395          145 600







                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 89

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
                                  (Concluded)
===============================================================================


                                                                                                      Redemption Features
Port-                      Aggregate                                                   Date of        S.F. - Sinking Fund
folio       Rating         Principal       Name of Issuer and            Coupon       Maturity       Opt. - Optional Call
 No.       (Note A)         Amount              Title of Bond            Rate         (Note B)             (Note B)
----       --------        --------        -----------------------     ---------      --------    --------------------------

  7        BBB              $ 300 000      Dormitory Au-                0.000%        07/01/18      07/01/09 @ 48.306 S.F.
                                             thority of the                                         07/01/98 @ 20.844 Opt.
                                             State of New
                                             York, City Uni-
                                             versity System
                                             Consolidated
                                             Revenue Bonds,
                                             Series 1988 E


                          $11 245 000
                          ===========


                                Market Value          Annual
Port-             Cost of           as of            Interest
folio              Bonds          July 31,           Income to
 No.             to Trust           1996              Trust
----      -      --------     -----------------    --------

  7                $ 43 500          $ 57 585                -









                $10 643 024       $11 310 844         $722 878
                ===========       ===========         ========


                       NOTES TO TAX-EXEMPT BOND PORTFOLIO

(A) A description of the rating symbols and their meanings appear under "Description of Bond Ratings" in Part II of this Prospectus. Ratings are by Standard & Poor's, except for those indicated by (*), which are by Moody's. Certain bond ratings have changed since the Date of Deposit, at which time all such bonds were rated A or better by either Standard & Poor's or Moody's.

(B) Bonds may be redeemable prior to maturity from a sinking fund (mandatory partial redemption) (S.F.) or at the stated optional call (at the option of the issuer) (Opt.) or by refunding. Certain bonds in the portfolio may be redeemed earlier than dates shown in whole or in part under certain unusual or extraordinary circumstances as specified in the terms and provisions of such bonds.

                          INDEPENDENT AUDITORS' REPORT


The Sponsors, Trustee and Unit Holders of Empire State Municipal Exempt Trust,
    Guaranteed Series 89:

We have audited the statement of net assets (not included) of Empire State Municipal Exempt Trust, Guaranteed Series 89, including the bond portfolio, as of July 31, 1994, and the related statements of operations and changes in net assets for the year ended July 31, 1994. These financial statements are the responsibility of the Sponsors. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1994, by correspondence with the Trustee. An audit includes assessing the accounting principles used and significant estimates made by the Sponsors, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire State Municipal Exempt Trust, Guaranteed Series 89 as of July 31, 1994, and the results of its operations and changes in net assets for the year ended July 31, 1994, in conformity with generally accepted accounting principles.




BDO Seidman, LLP


New York, New York
August 31, 1994

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 90

            Prospectus, Part I 11,275 Units Dated: November 29, 1996

             NOTE: Part I of this Prospectus may not be distributed
                         unless accompanied by Part II.

     This Prospectus consists of two parts. The first part contains a "Summary of Essential Financial Information" on the reverse hereof as of August 30, 1996 and a summary of additional specific information including "Special Factors Concerning the Portfolio" and audited financial statements of the Trust, including the related bond portfolio, as of July 31, 1996. The second part of this Prospectus contains a general summary of the Trust and "Special Factors Affecting New York."

     The Trust is a unit investment trust formed for the purpose of obtaining tax-exempt interest income through investment in a diversified, insured portfolio of long-term bonds, issued by or on behalf of the State of New York and counties, municipalities, authorities or political subdivisions thereof or issued by certain United States territories or possessions and their public authorities (the "Bonds"). See Part II under "The Trust." The Bonds deposited in the portfolio of the Trust are sometimes referred to herein as the "Securities." Insurance guaranteeing the payment of principal and interest on the Securities while in the Trust has been obtained by the Trust from the Insurer as set forth in Part II under "Insurance on the Bonds." Such insurance does not guarantee the market value of the Securities or the Units offered hereby. The payment of interest and the preservation of principal are, of course, dependent upon the continuing ability of the issuers of the Bonds and any other insurer to meet their obligations. As a result of the insurance on the Bonds, the Units are rated "AAA" by Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies ("Standard & Poor's").

     In the opinion of special counsel for the Sponsors as of the Date of Deposit, interest income to the Trust, and, with certain exceptions, to Unit holders is exempt from all regular Federal, New York State and New York City income taxes, but may be subject to state and local taxes in other jurisdictions. Capital gains, if any, are subject to tax. See Part II under "Tax Status."

     Offering. The initial public offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsors either by purchase from the Trustee of Units tendered for redemption or in the secondary market. See Part II under "Rights of Unit Holders --Redemption -- Purchase by the Sponsors of Units Tendered for Redemption" and "Public Offering -- Market for Units." The price at which the Units offered hereby were acquired was not less than the redemption price determined as described herein. See Part II under "Rights of Unit Holders -- Redemption -- Computation of Redemption Price per Unit."

     The Public Offering Price of the Units is based on the aggregate bid price of the Securities in the Trust divided by the number of Units outstanding, plus a sales charge determined on the basis of the maturities of the Securities in the Trust. See "Public Offering -- Offering Price" in Part II of this Prospectus.

     Market for Units. The Sponsors, although they are not obligated to do so, intend to maintain a secondary market for the Units at prices based upon the aggregate bid price of the Securities in the Trust plus accrued interest to the date of settlement, as more fully described in Part II under "Public Offering -- Market for Units." If such a market is not maintained, a Unit holder may be able to dispose of his Units only through redemption at prices based upon the aggregate bid price of the underlying Securities. The purchase price of the Securities in the Trust, if they were available for direct purchase by investors, would not include the sales charges included in the Public Offering Price of the Units.

     Investors   should  retain  both  Parts  of  this  Prospectus  for  future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

318815.1

           EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 90


                  SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AT AUGUST 30, 1996



          SPONSORS:   GLICKENHAUS & CO.
                      LEBENTHAL & CO., INC.

AGENT FOR SPONSORS:   GLICKENHAUS & CO.
           TRUSTEE:   THE BANK OF NEW YORK
         EVALUATOR:   MULLER DATA CORPORATION



Aggregate Principal Amount of Bonds in the Trust:         $     11,315,000

Number of Units:                                                    11,275

Fractional Undivided Interest in the Trust Per Unit:              1/11,275

Total Value of Securities in the Portfolio
    (Based on Bid Side Evaluations of Securities):        $  11,308,473.24
                                                          ================

Sponsors' Repurchase Price Per Unit:                      $       1,002.97

Plus Sales Charge(1):                                                39.41

Public Offering Price Per Unit(2):                        $       1,042.38
                                                         =================

Redemption Price Per Unit(3):                             $       1,002.97

Excess of Public Offering Price Over Redemption
    Price Per Unit:                                       $          39.41

Weighted Average Maturity of Bonds in the Trust:              16.286 years


Evaluation Time:                             2:00 p.m., New York Time, on the
                                             next day following receipt by a
                                             Sponsor of an order for a Unit
                                             sale or purchase or by the Trustee
                                             of a Unit tendered for redemption.


Annual Insurance Premium:                    $31,356


Evaluator's Fee:                             $.55 for each issue of Bonds in
                                             the Trust for each daily
                                             valuation.

Trustee's Annual Fee:                        For each $1,000 principal amount
                                             of Bonds in the Trust, $.91 under
                                             the monthly and $.51 under the
                                             semi-annual distribution plan.

Sponsors' Annual Fee:                        Maximum of $.25 per $1,000 face
                                             amount of underlying Securities.

Date of Deposit:                             November 6, 1992

Date of Trust Agreement:                     November 6, 1992

Mandatory Termination Date:                  December 31, 2041

Minimum Principal Distribution:              $1.00 per Unit

Minimum Value of the Trust under which
    Trust Agreement may be Terminated:       $2,000,000, or 20% of the value of
                                             the Trust as of the date of
                                             deposit, whichever is lower.

           EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 90


                  SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AT AUGUST 30, 1996
                                  (Continued)



                                                                Monthly                  Semi-annual


P Estimated Annual Interest Income:                             $64.57                     $64.57
      Less Annual Premium on Portfolio Insurance                  2.78                       2.78
E    Less Estimated Annual Expenses                               1.71                       1.20
                                                               -------                   --------

R Estimated Net Annual Interest Income:                         $60.08                     $60.59
                                                                ======                     ======


U Estimated Interest Distribution:                             $  5.01                     $30.30

N Estimated Current Return Based on Public
      Offering Price (4):                                         5.76%                      5.81%
I
    Estimated Long-Term Return Based
T    on Public Offering Price (5):                                5.19%                      5.24%

    Estimated Daily Rate of Net Interest
       Accrual:                                                $.16689                    $.16831


    Record Dates:                                           15th Day of             15th Day of May
                                                                Month                 and November

    Payment Dates:                                          1st Day of              1st Day of June
                                                              Month                 and December


-------------------


1. The sales charge is determined based on the maturities of the underlying securities in the portfolio. See "Public Offering -- Offering Price" in
      Part II of this Prospectus.

2. Plus accrued interest to September 5, 1996, the expected date of settlement, of $12.48 monthly and $27.72 semi-annually.

3. Based solely upon the bid side evaluations of the portfolio securities. Upon tender for redemption, the price to be paid will include accrued interest as described in Part II under "Rights of Unit Holders -- Redemption -- Computation of Redemption Price per Unit."

4. Estimated Current Return is calculated by dividing the estimated net annual interest income received in cash per Unit by the Public Offering Price. Interest income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator, and with the redemption, maturity, exchange or sale of Securities. This calculation, which includes cash income accrual only, does not include discount accretion on original issue discount bonds or on zero coupon bonds or premium amortization on bonds purchased at a premium. See "Tax Status" and "Estimated Current Return and Estimated Long-Term Return to Unit Holders" in Part II of this Prospectus.

5. Estimated Long-Term Return is calculated by using a formula that takes into account the yields (including accretion of discounts and amortization of premiums) of the individual Bonds in the Trust's portfolio, weighted to reflect the market value and time to maturity (or, in certain cases, to earlier call date) of such Bonds, adjusted to reflect the Public Offering Price (including sales charge and expenses) per Unit. See "Estimated Current Return and Estimated Long-Term Return to Unit Holders" in Part II of this Prospectus.

      Portfolio Information


      On July 31, 1996, the bid side valuation of 24.3% of the aggregate principal amount of Bonds in the Portfolio for this Trust was at a discount from par and 75.7% was at a premium over par. See Note (B) to "Tax-Exempt Bond Portfolio" for information concerning call and redemption features of the Bonds.


      Special Factors Concerning the Portfolio


      On July 31, 1996, the Portfolio consisted of ten issues of Bonds issued by entities located in New York or certain United States territories or possessions. The following information is being supplied to inform Unit Holders of circumstances affecting the Trust. 24.7% of the aggregate principal amount of the Bonds in the Portfolio are general obligations of the governmental entities issuing them and are backed by the taxing power thereof. 28.2% of the aggregate principal amount of the Bonds in the Portfolio are payable from appropriations. 47.1% of the aggregate principal amount of the Bonds in the Portfolio are payable from the income of specific projects or authorities and are not supported by the issuers' power to levy taxes.

      Although income to pay such Bonds may be derived from more than one source, the primary sources of such income, the number of issues (and the related dollar weighted percentage of such issues) deriving income from such sources and the purpose of issue are as follows: General Obligation, two (24.7%); Appropriations, three (28.2%); Revenue: Housing, one (18.7%); Health Care, one (6.2%); Water and Sewer, two (20.4%); and Transportation, one (1.8%). The Trust is deemed to be concentrated in the Appropriations Bonds category.1 Seven issues, constituting 64.4% of the Bonds in the Portfolio, are original issue discount bonds, of which one is a zero coupon bond. Two issues (8.0%) were rated AAA, and two issues (24.7%) were rated BBB+ by Standard & Poor's; two issues (20.1%) were rated Aaa, one issue (18.7%) was Aa, two issues (20.4%) were rated A and one issue (8.1%) was rated Baa1 by Moody's Investors Service, Inc. ("Moody's")2 Subsequent to such date, such ratings may have changed. See "Tax-Exempt Bond Portfolio." For a more detailed discussion, it is recommended that Unit Holders consult the official statements for each Security in the Portfolio of the Trust.

      Tax Status (The tax opinion which is described herein was rendered on the Date of Deposit. Consult your tax advisor to discuss any relevant changes in tax laws since the Date of Deposit. See also "Tax Status" in Part II of this Prospectus.)

      Interest income on the Bonds contained in the Trust Portfolio is, in the opinion of bond counsel to the issuing governmental authorities, excludable from gross income under the Internal Revenue Code of 1986, as amended. See "The Trust -- Portfolio" in Part II of this Prospectus.

      Gain (or loss) realized on a sale, maturity or redemption of the Bonds or on a sale or redemption of a Unit of the Trust is, however, includable in gross income as capital gain (or loss) for federal, state and local income tax purposes assuming that the Unit is held as a capital asset. Such gain (or loss) does not include any amount received in respect of accrued interest. In addition, such gain (or loss) may be long- or short-term depending on the facts and circumstances. Bonds selling at a market discount tend to increase in market value as they approach maturity when the principal amount is payable, thus increasing the potential for taxable gain (or reducing the potential for loss) on their redemption, maturity or sale. In the case of Bonds acquired at a market discount, gain will be treated as ordinary income to the extent of accrued market discount. For tax years beginning after December 31, 1992, long-term capital gains will be taxed at a maximum federal income tax rate of 28%, while ordinary income will be taxed at a maximum federal income tax rate of 36% (plus a 10% surtax applicable to certain high income taxpayers).

-------------------

      (1) A Trust is considered to be "concentrated" in a particular category or issuer when the Bonds in that category or of that issuer constitute 25% or more of the aggregate face amount of the Portfolio. See "The Trust -- General Considerations" in Part II of this Prospectus.

      (2) For the meanings of ratings, see "Description of Bond Ratings" in
Part II of this Prospectus.

The Sponsors, Trustee and Unit Holders of Empire State Municipal Exempt Trust,
    Guaranteed Series 90:


We have audited the accompanying statement of net assets of Empire State Municipal Exempt Trust, Guaranteed Series 90, including the tax-exempt bond portfolio, as of July 31, 1996, and the related statements of operations and changes in net assets for the years ended July 31, 1996 and 1995. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire State Municipal Exempt Trust, Guaranteed Series 90 as of July 31, 1996, and the results of its operations and changes in net assets for the years ended July 31, 1996 and 1995 in conformity with generally accepted accounting principles.




GOLDSTEIN GOLUB KESSLER & COMPANY, P.C.
New York, New York

August 30, 1996

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 90

                            STATEMENT OF NET ASSETS
                                 JULY 31, 1996
===============================================================================



ASSETS:

    CASH  ..........................................................................................    $       16 160

    INVESTMENTS IN SECURITIES, at market value (cost $10,720,626)  (Note 1).........................        11 313 872

    ACCRUED INTEREST RECEIVABLE  ...................................................................           203 104
                                                                                                        --------------

          Total trust property  ....................................................................        11 533 136

    LESS - ACCRUED EXPENSES  .......................................................................             2 150
                                                                                                      ----------------

    NET ASSETS  ....................................................................................       $11 530 986
                                                                                                           ===========



NET ASSETS REPRESENTED BY:

                                                                   Monthly          Semi-annual
                                                                distribution       distribution
                                                                    plan               plan                  Total

VALUE OF FRACTIONAL UNDIVIDED
    INTERESTS  ......................................             $6 433 859           $4 883 109          $11 316 968

UNDISTRIBUTED NET INVESTMENT
    INCOME  .........................................                107 815              106 203              214 018
                                                                 -----------          -----------          -----------

          Total value  ..............................             $6 541 674           $4 989 312          $11 530 986
                                                                 ===========          ===========          ===========

UNITS OUTSTANDING  ..................................                  6 410                4 865               11 275
                                                                 ===========          ===========          ===========

VALUE PER UNIT  .....................................            $  1 020.54          $  1 025.55
                                                                 ===========          ===========








                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 90

                           STATEMENTS OF OPERATIONS
==============================================================================




                                                                                     Year ended
                                                                                       July 31,
                                                                       1996              1995                1994
                                                                      -------          --------           -------

INVESTMENT INCOME - INTEREST  .............................          $741 403          $753 910          $ 772 591
                                                                     --------          --------          ---------

EXPENSES:
    Trustee fees  .........................................            10 666            10 691             10 690
    Evaluation fees  ......................................             1 353             1 513              1 581
    Insurance premiums  ...................................            31 980            32 439             32 972
    Sponsors' advisory fees  ..............................             2 844             2 899              2 956
    Auditors' fees  .......................................             1 800             1 800              1 800
                                                                    ---------        ----------          ---------

                    Total expenses  .......................            48 643            49 342             49 999
                                                                    ---------        ----------          ---------

NET INVESTMENT INCOME  ....................................           692 760           704 568            722 592

REALIZED GAIN ON SECURITIES SOLD
    OR REDEEMED (Notes 1 and 3)  ..........................            20 903             5 449              9 453

NET CHANGE IN UNREALIZED MARKET
    APPRECIATION (DEPRECIATION)
     (Note 1)  ............................................           135 192            65 309           (446 325)
                                                                    ---------        ----------          ---------

NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS  ......................................          $848 855          $775 326          $ 285 720
                                                                     ========          ========          =========






                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 90

                      STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================



                                                                                         Year ended
                                                                                           July 31,
                                                                            1996             1995                1994
                                                                          --------         --------          --------

OPERATIONS:
    Net investment income  .....................................     $     692 760     $     704 568    $     722 592
    Realized gain on securities sold or redeemed
      (Notes 1 and 3) ..........................................            20 903             5 449             9 453
    Net change in unrealized market
        appreciation (depreciation) (Note 1) ...................           135 192            65 309          (446 325)
                                                                    --------------   ---------------    --------------

             Net increase in net assets resulting
               from operations  ................................           848 855           775 326           285 720
                                                                    --------------    --------------    --------------

DISTRIBUTIONS TO UNIT HOLDERS (Note 2):
    Net investment income  .....................................          (696 615)         (704 378)         (726 305)
                                                                    --------------    --------------    --------------

CAPITAL SHARE TRANSACTIONS:
    Redemption of 306, 154 and 265 units at
     July 31, 1996, 1995 and 1994, respectively  ...............          (309 133)         (145 539)         (260 347)
                                                                    --------------    --------------     -------------

NET DECREASE IN NET ASSETS  ....................................          (156 893)          (74 591)         (700 932)

NET ASSETS:
    Beginning of year  .........................................        11 687 879        11 762 470        12 463 402
                                                                      ------------      ------------      ------------

    End of year  ...............................................       $11 530 986       $11 687 879       $11 762 470
                                                                       ===========       ===========       ===========

DISTRIBUTIONS PER UNIT (Note 2):
    Interest:
        Monthly plan  ..........................................            $60.12            $60.20            $60.17
        Semi-annual plan  ......................................            $60.61            $60.78            $60.66






                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 90

                         NOTES TO FINANCIAL STATEMENTS
===============================================================================




The Trust is a unit investment trust formed under the Investment Company Act of 1940 for the purpose of obtaining tax-exempt interest income through investment in a fixed insured portfolio of long-term bonds, issued primarily by or on behalf of the State of New York and counties, municipalities, authorities or political subdivisions thereof.

The Bank of New York (the "Trustee") has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for reestablishing and maintaining a system of internal control.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record their unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.


NOTE 1 - ACCOUNTING POLICIES

         Securities

              Securities are stated at bid side market value as determined by an independent outside evaluator. Securities transactions are recorded on the trade date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

         Taxes on income

              The Trust is not subject to taxes on income and, accordingly, no provision has been made.

         Termination of trust

              The mandatory termination date of the Trust is December 31, 2041. If the value of the Trust falls below $2,000,000 or 20% of the value of the Trust as of the date of deposit, whichever is lower, the Trust is subject to termination as specified in the Trust Agreement.


NOTE 2 - DISTRIBUTIONS

         Interest received by the Trust is distributed to Unit Holders either semi-annually on the first day of June and December or, if elected by the Unit Holder, on the first day of each month, after deducting applicable expenses. Principal distributions result from the sale or redemption of securities.

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 90

                         NOTES TO FINANCIAL STATEMENTS
                                  (Concluded)
==============================================================================



NOTE 3 - BONDS SOLD OR REDEEMED

Port-
folio                                            Principal         Date                                        Realized
 No.                Description                    Amount      Redeemed       Net Proceeds       Cost            Gain
------     ------------------------------       ----------     --------       ------------   ------------     -------

Year ended July 31, 1996:

  10      New York State Urban Develop-          $  35 000      10/30/95       $  38 745       $  35 962      $  2 783
           ment Corporation, Correctional           85 000       2/12/96          95 625          87 338         8 287
           Facilities Revenue Bonds,                35 000       3/08/96          38 500          35 962         2 538
           Series G                                 10 000       3/21/96          10 800          10 275           525
                                                    10 000       4/25/96          10 740          10 275           465
                                                    80 000       7/02/96          86 880          82 200         4 680

  4       New York City Municipal                   25 000       5/17/96          27 250          25 625         1 625
           Water Finance Authority,
           Water and Sewer System
           Revenue Bonds, Fiscal 1992
           Series A

                                                  $280 000                      $308 540        $287 637       $20 903
                                                  ========                      ========        ========       =======


NOTE 4 - NET ASSETS

         Cost of 12,000 units at Date of Deposit                                                           $11 990 336
         Less gross underwriting commission                                                                   (587 400)
                                                                                                         -------------

                    Net cost - initial offering price                                                       11 402 936

         Realized net gain on securities sold or redeemed                                                       35 805
         Redemption of 725 units                                                                              (715 019)
         Unrealized market appreciation of securities                                                          593 246
         Undistributed net investment income                                                                   214 018
                                                                                                        --------------

                    Net assets                                                                             $11 530 986
                                                                                                           ===========


                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 90

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
===============================================================================


                                                                                                      Redemption Features
                                                                                                      S.F. - Sinking Fund
Port-                     Aggregate                                                    Date of       Opt. - Optional Call
folio       Rating        Principal        Name of Issuer and            Coupon       Maturity      Ant. - Anticipated
 No.       (Note A)        Amount               Title of Bond            Rate         (Note B)             (Note B)
----       --------      ----------        -----------------------     ---------      --------             ---------

   1       AAA          $     705 000      New York State               6.375%        08/15/29      08/15/13 @ 100 Ant.
                                            Medical Care Fa-                                        08/15/02 @ 102 Opt.
                                            cilities Fin-
                                            ance Agency,
                                            Hospital and Nurs-
                                            ing Home FHA-
                                            Insured Mortgage
                                            Revenue Bonds,
                                            1992 Series C

   2       AAA                200 000      Metropolitan                 6.000         07/01/16      07/01/15 @ 100 S.F.
                                            Transportation                                          07/01/02 @ 100 Opt.
                                            Authority,
                                            Transit Facili-
                                            ties Revenue
                                            Bonds, Series K
                                            (MBIA Insured)

   3       Aa*              2 115 000      State of New York            6.900         04/01/15      04/01/05 @ 100 S.F.
                                            Mortgage Agency,                                        04/01/02 @ 102 Opt.
                                            Homeowner Mort-
                                            gage Revenue
                                            Bonds, Series 27



                              Market Value          Annual
Port-          Cost of            as of            Interest
folio           Bonds           July 31,           Income to
 No.          to Trust            1996              Trust
----          --------      -----------------      --------

   1        $     690 900     $     716 696        $  44 944









   2              189 134           201 168           12 000







   3            2 152 013         2 148 332          145 935






                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 90

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
                                  (Continued)
===============================================================================

                                                                                                      Redemption Features
                                                                                                      S.F. - Sinking Fund
Port-                     Aggregate                                                    Date of       Opt. - Optional Call
folio       Rating        Principal        Name of Issuer and            Coupon       Maturity      Ant. - Anticipated
 No.       (Note A)        Amount               Title of Bond            Rate         (Note B)             (Note B)
----       --------      ----------        -----------------------     ---------      --------             ---------

   4       A*            $  1 205 000      New York City                7.000%        06/15/09      06/15/08 @ 100 S.F.
                                            Municipal Water                                         06/15/01 @ 101 Opt.
                                            Finance Author-
                                            ity, Water and
                                            Sewer System
                                            Revenue Bonds,
                                            Fiscal 1992
                                            Series A

   5       A*               1 100 000      New York City                6.000         06/15/19      06/15/17 @ 100 S.F.
                                            Municipal Water                                         06/15/99 @ 100 Opt.
                                            Finance Author-
                                            ity, Water and
                                            Sewer System
                                            Revenue Bonds,
                                            Fiscal 1990
                                            Series A

   6       Aaa*               650,000      New York State               0.000         01/01/18      01/01/15 @ 78.463 S.F.
                                            Urban Development                                       01/01/98 @ 20.447 Opt.
                                            Corporation, Cor-
                                            rectional Facili-
                                            ties Revenue
                                            Bonds, Series E

   7       BBB+             1,800,000      The City of New              7.500         02/01/16      No Sinking Fund
                                            York, General                                           02/01/02 @ 101.50 Opt.
                                            Obligation Bonds,
                                            Fiscal 1992
                                            Series D



                              Market Value          Annual
Port-          Cost of            as of            Interest
folio           Bonds           July 31,           Income to
 No.          to Trust            1996              Trust
----          --------      -----------------     --------

   4         $  1 235 125      $  1 321 199        $  84 350








   5            1 011 230         1 098 537           66 000








   6               95 875           125 138                -






   7            1 876 050         1 970 244          135 000






                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 90

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
                                  (Continued)
===============================================================================


                                                                                                      Redemption Features
                                                                                                      S.F. - Sinking Fund
Port-                     Aggregate                                                    Date of       Opt. - Optional Call
folio       Rating        Principal        Name of Issuer and            Coupon       Maturity      Ant. - Anticipated
 No.       (Note A)        Amount               Title of Bond            Rate         (Note B)             (Note B)
----       --------      ----------        -----------------------     ---------      --------             ---------

   8       BBB+          $  1 000 000      The City of New              6.250%        08/01/19      No Sinking Fund
                                            York, General                                           08/01/02 @ 101.5 Opt.
                                            Obligation Bonds,
                                            Fiscal 1993
                                            Series A

   9       Baa1*              915 000      Metropolitan                 6.500         07/01/16      07/01/13 @ 100 S.F.
                                            Transportation                                          07/01/01 @ 102 Opt.
                                            Authority, Com-
                                            muter Facilities
                                            1987 Service
                                            Contract Bonds,
                                            Series 5

 10        Aaa*             1 625 000      New York State               7.250         01/01/14      01/01/10 @ 100 S.F.
                                            Urban Development                                       01/01/00 @ 102 Opt.
                                            Corporation, Cor-
                                            rectional Facili-
                                            ties Revenue
                                            Bonds, Series G

                          $11 315 000
                          ===========



                               Market Value          Annual
Port-           Cost of            as of            Interest
folio            Bonds           July 31,           Income to
 No.           to Trust            1996              Trust
----           --------      -----------------     --------

   8         $     915 350     $     998 770        $  62 500





   9               885 262           940 227           59 475







 10              1 669 687         1 793 561          117 813






               $10 720 626       $11 313 872         $728 017
               ===========       ===========         ========


                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 90

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
                                  (Concluded)
==============================================================================


                       NOTES TO TAX-EXEMPT BOND PORTFOLIO

(A) A description of the rating symbols and their meanings appears under "Description of Bond Ratings" in Part II of this Prospectus. Ratings are by Standard & Poor's, except for those indicated by (*), which are by Moody's. Certain bond ratings have changed since the Date of Deposit, at which time all such bonds were rated A or better by either Standard & Poor's or Moody's.

(B) Bonds may be redeemable prior to maturity from a sinking fund (mandatory partial redemption) (S.F.) or at the stated optional call (at the option of the issuer) (Opt.) or by refunding. Certain bonds in the portfolio may be redeemed earlier than dates shown in whole or in part under certain unusual or extraordinary circumstances as specified in the terms and provisions of such bonds.

                          INDEPENDENT AUDITORS' REPORT


The Sponsors, Trustee and Unit Holders of Empire State Municipal Exempt
    Trust, Guaranteed Series 90:

We have audited the statement of net assets (not included) of Empire State Municipal Exempt Trust, Guaranteed Series 90, including the bond portfolio, as of July 31, 1994, and the related statements of operations and changes in net assets for the year ended July 31, 1994. These financial statements are the responsibility of the Sponsors. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1994, by correspondence with the Trustee. An audit includes assessing the accounting principles used and significant estimates made by the Sponsors, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire State Municipal Exempt Trust, Guaranteed Series 90 as of July 31, 1994, and the results of its operations and changes in net assets for the year ended July 31, 1994, in conformity with generally accepted accounting principles.




BDO Seidman, LLP


New York, New York
August 31, 1994

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 91

            Prospectus, Part I 10,663 Units Dated: November 29, 1996

             NOTE: Part I of this Prospectus may not be distributed
                         unless accompanied by Part II.

     This Prospectus consists of two parts. The first part contains a "Summary of Essential Financial Information" on the reverse hereof as of August 30, 1996 and a summary of additional specific information including "Special Factors Concerning the Portfolio" and audited financial statements of the Trust, including the related bond portfolio, as of July 31, 1996. The second part of this Prospectus contains a general summary of the Trust and "Special Factors Affecting New York."

     The Trust is a unit investment trust formed for the purpose of obtaining tax-exempt interest income through investment in a diversified, insured portfolio of long-term bonds, issued by or on behalf of the State of New York and counties, municipalities, authorities or political subdivisions thereof or issued by certain United States territories or possessions and their public authorities (the "Bonds"). See Part II under "The Trust." The Bonds deposited in the portfolio of the Trust are sometimes referred to herein as the "Securities." Insurance guaranteeing the payment of principal and interest on the Securities while in the Trust has been obtained by the Trust from the Insurer as set forth in Part II under "Insurance on the Bonds." Such insurance does not guarantee the market value of the Securities or the Units offered hereby. The payment of interest and the preservation of principal are, of course, dependent upon the continuing ability of the issuers of the Bonds and any other insurer to meet their obligations. As a result of the insurance on the Bonds, the Units are rated "AAA" by Standard & Poor's Ratings Servies, a Division of The McGraw-Hill Companies ("Standard & Poor's").

     In the opinion of special counsel for the Sponsors as of the Date of Deposit, interest income to the Trust, and, with certain exceptions, to Unit holders is exempt from all regular Federal, New York State and New York City income taxes, but may be subject to state and local taxes in other jurisdictions. Capital gains, if any, are subject to tax. See Part II under "Tax Status."

     Offering. The initial public offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsors either by purchase from the Trustee of Units tendered for redemption or in the secondary market. See Part II under "Rights of Unit Holders --Redemption -- Purchase by the Sponsors of Units Tendered for Redemption" and "Public Offering -- Market for Units." The price at which the Units offered hereby were acquired was not less than the redemption price determined as described herein. See Part II under "Rights of Unit Holders -- Redemption -- Computation of Redemption Price per Unit."

     The Public Offering Price of the Units is based on the aggregate bid price of the Securities in the Trust divided by the number of Units outstanding, plus a sales charge determined on the basis of the maturities of the Securities in the Trust. See "Public Offering -- Offering Price" in Part II of this Prospectus.

     Market for Units. The Sponsors, although they are not obligated to do so, intend to maintain a secondary market for the Units at prices based upon the aggregate bid price of the Securities in the Trust plus accrued interest to the date of settlement, as more fully described in Part II under "Public Offering -- Market for Units." If such a market is not maintained, a Unit holder may be able to dispose of his Units only through redemption at prices based upon the aggregate bid price of the underlying Securities. The purchase price of the Securities in the Trust, if they were available for direct purchase by investors, would not include the sales charges included in the Public Offering Price of the Units.

     Investors   should  retain  both  Parts  of  this  Prospectus  for  future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

318816.1

           EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 91


                  SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AT AUGUST 30, 1996


          SPONSORS:  GLICKENHAUS & CO.
                     LEBENTHAL & CO., INC.

AGENT FOR SPONSORS:  GLICKENHAUS & CO.
           TRUSTEE:  THE BANK OF NEW YORK
         EVALUATOR:  MULLER DATA CORPORATION


Aggregate Principal Amount of Bonds in the Trust:               $   10,750,000

Number of Units:                                                        10,663

Fractional Undivided Interest in the Trust Per Unit:                  1/10,663

Total Value of Securities in the Portfolio
    (Based on Bid Side Evaluations of Securities):              $10,655,956.38
                                                                ==============

Sponsors' Repurchase Price Per Unit:                            $       999.34

Plus Sales Charge(1):                                                    43.29

Public Offering Price Per Unit(2):                              $     1,042.63
                                                            ==================

Redemption Price Per Unit(3):                                   $       999.34

Excess of Public Offering Price Over Redemption
    Price Per Unit:                                             $        43.29

Weighted Average Maturity of Bonds in the Trust:                  15.689 years


Evaluation Time:                          2:00 p.m., New York Time, on the next
                                          day following receipt by a Sponsor of
                                          an order for a Unit sale or purchase
                                          or by the Trustee of a Unit tendered
                                          for redemption.


Annual Insurance Premium:                 $32,604


Evaluator's Fee:                          $.55 for each issue of Bonds in the
                                          Trust for each daily valuation.

Trustee's Annual Fee:                     For each $1,000 principal amount of
                                          Bonds in the Trust, $.91 under the
                                          monthly and $.51 under the
                                          semi-annual distribution plan.

Sponsors' Annual Fee:                     Maximum of $.25 per $1,000 face
                                          amount of underlying Securities.

Date of Deposit:                          December 2, 1992

Date of Trust Agreement:                  December 2, 1992

Mandatory Termination Date:               December 31, 2041

Minimum Principal Distribution:           $1.00 per Unit

Minimum Value of the Trust under which
 Trust Agreement may be Terminated:       $2,000,000 or 20% of the value of the
                                          Trust as of the date of deposit,
                                          whichever is lower.

           EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 91


                  SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AT AUGUST 30, 1996
                                  (Continued)



                                                             Monthly             Semi-annual


P Estimated Annual Interest Income:                          $62.91                $62.91
      Less Annual Premium on Portfolio Insurance               3.06                  3.06
E    Less Estimated Annual Expenses                            1.79                  1.27
                                                           --------              --------

R Estimated Net Annual Interest Income:                      $58.06                $58.58
                                                             ======                ======


U Estimated Interest Distribution:                          $  4.84                $29.29

N Estimated Current Return Based on Public
      Offering Price (4):                                      5.57%                 5.62%
I
    Estimated Long-Term Return Based
T    on Public Offering Price (5):                             5.11%                 5.17%

    Estimated Daily Rate of Net Interest
       Accrual:                                             $.16128              $.16272


    Record Dates:                                         15th Day of         15th Day of May
                                                             Month             and November

    Payment Dates:                                        1st Day of          1st Day of June
                                                             Month             and December


--------------------


1. The sales charge is determined based on the maturities of the underlying securities in the portfolio. See "Public Offering -- Offering Price" in
     Part II of this Prospectus.

2. Plus accrued interest to September 5, 1996, the expected date of settlement, of $12.87 monthly and $27.65 semi-annually.

3. Based solely upon the bid side evaluations of the portfolio securities. Upon tender for redemption, the price to be paid will include accrued interest as described in Part II under "Rights of Unit Holders -- Redemption -- Computation of Redemption Price per Unit."

4. Estimated Current Return is calculated by dividing the estimated net annual interest income received in cash per Unit by the Public Offering Price. Interest income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator, and with the redemption, maturity, exchange or sale of Securities. This calculation, which includes cash income accrual only, does not include discount accretion on original issue discount bonds or on zero coupon bonds or premium amortization on bonds purchased at a premium. See "Tax Status" and "Estimated Current Return and Estimated Long-Term Return to Unit Holders" in Part II of this Prospectus.

5. Estimated Long-Term Return is calculated by using a formula that takes into account the yields (including accretion of discounts and amortization of premiums) of the individual Bonds in the Trust's portfolio, weighted to reflect the market value and time to maturity (or, in certain cases, to earlier call date) of such Bonds, adjusted to reflect the Public Offering Price (including sales charge and expenses) per Unit. See "Estimated Current Return and Estimated Long-Term Return to Unit Holders" in Part II of this Prospectus.

     Portfolio Information


     On July 31, 1996, the bid side valuation of 27.4% of the aggregate principal amount of Bonds in the Portfolio for this Trust was at a discount from par and 72.6% was at a premium over par. See Note (B) to "Tax-Exempt Bond Portfolio" for information concerning call and redemption features of the Bonds.


     Special Factors Concerning the Portfolio


     On July 31, 1996, the Portfolio consisted of ten issues of Bonds issued by entities located in New York or certain United States territories or possessions. The following information is being supplied to inform Unit Holders of circumstances affecting the Trust. 25.9% of the aggregate principal amount of the Bonds in the Portfolio are general obligations of the governmental entities issuing them and are backed by the taxing power thereof. 34.8% of the aggregate principal amount of the Bonds in the Portfolio are payable from appropriations. 39.3% of the aggregate principal amount of the Bonds in the Portfolio are payable from the income of specific projects or authorities and are not supported by the issuers' power to levy taxes.

     Although income to pay such Bonds may be derived from more than one source, the primary sources of such income, the number of issues (and the related dollar weighted percentage of such issues) deriving income from such sources and the purpose of issue are as follows: General Obligation, four (25.9%); Appropriations, three (34.8%); Revenue: Housing, one (16.2%); Water and Sewer, one (20.1%); and Transportation, one (3.0%); The Trust is deemed to be concentrated in the General Obligation and Appropriations Bonds categories.1 Eight issues, constituting 80.7% of the Bonds in the Portfolio, are original issue discount bonds of which one is a zero coupon bond. One issue (3.0%) was rated AAA, one issue (16.3%) was rated AA and two issues (17%) were rated BBB+ by Standard & Poor's; two issues (13.4%) were rated Aaa, one issue
(20.1%) was rated A and three issues (30.2%) were rated Baa1 by Moody's Investors Service, Inc. ("Moody's").2 Subsequent to such date, such ratings may have changed. See "Tax-Exempt Bond Portfolio." For a more detailed discussion, it is recommended that Unit Holders consult the official statements for each Security in the Portfolio of the Trust.

     Tax Status (The tax opinion which is described herein was rendered on the Date of Deposit. Consult your tax advisor to discuss any relevant changes in tax laws since the Date of Deposit. See also "Tax Status" in Part II of this Prospectus.)

     Interest income on the Bonds contained in the Trust Portfolio is, in the opinion of bond counsel to the issuing governmental authorities, excludable from gross income under the Internal Revenue Code of 1986, as amended. See "The Trust -- Portfolio" in Part II of this Prospectus.

     Gain (or loss) realized on a sale, maturity or redemption of the Bonds or on a sale or redemption of a Unit of the Trust is, however, includable in gross income as capital gain (or loss) for federal, state and local income tax purposes assuming that the Unit is held as a capital asset. Such gain (or loss) does not include any amount received in respect of accrued interest. In addition, such gain (or loss) may be long- or short-term depending on the facts and circumstances. Bonds selling at a market discount tend to increase in market value as they approach maturity when the principal amount is payable, thus increasing the potential for taxable gain (or reducing the potential for loss) on their redemption, maturity or sale. In the case of Bonds acquired at a market discount, gain will be treated as ordinary income to the extent of accrued market discount. For tax years beginning after December 31, 1992, long-term capital gains will be taxed at a maximum federal income tax rate of 28%, while ordinary income will be taxed at a maximum federal income tax rate of 36% (plus a 10% surtax applicable to certain high income taxpayers).

--------------------

     (1) A Trust is considered to be "concentrated" in a particular category or issuer when the Bonds in that category or of that issuer constitute 25% or more of the aggregate face amount of the Portfolio. See "The Trust -- General Considerations" in Part II of this Prospectus.

     (2) For the meanings of ratings, see "Description of Bond Ratings" in Part II of this Prospectus.

                         INDEPENDENT AUDITOR'S REPORT




The Sponsors, Trustee and Unit Holders of Empire State Municipal Exempt Trust,
    Guaranteed Series 91:


We have audited the accompanying statement of net assets of Empire State Municipal Exempt Trust, Guaranteed Series 91, including the tax-exempt bond portfolio, as of July 31, 1996, and the related statements of operations and changes in net assets for the years ended July 31, 1996 and 1995. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire State Municipal Exempt Trust, Guaranteed Series 91 as of July 31, 1996, and the results of its operations and changes in net assets for the years ended July 31, 1996 and 1995 in conformity with generally accepted accounting principles.




GOLDSTEIN GOLUB KESSLER & COMPANY, P.C.
New York, New York

August 30, 1996

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 91

                            STATEMENT OF NET ASSETS
                                 JULY 31, 1996
===============================================================================



ASSETS:

    CASH  ........................................................................ $       39 454

    INVESTMENTS IN SECURITIES, at market value (cost $10,173,929) (Note 1)........     10 674 283

    ACCRUED INTEREST RECEIVABLE  .................................................        171 957
                                                                                   --------------

          Total trust property  ..................................................     10 885 694

    LESS - ACCRUED EXPENSES  .....................................................           2 055
                                                                                  ----------------

    NET ASSETS  ..................................................................    $10 883 639
                                                                                      ===========


NET ASSETS REPRESENTED BY:

                                                      Monthly        Semi-annual
                                                   distribution     distribution
                                                       plan             plan             Total

VALUE OF FRACTIONAL UNDIVIDED
    INTERESTS  .............................         $5 676 335       $5 000 462      $10 676 797

UNDISTRIBUTED NET INVESTMENT
    INCOME  ................................             97 174          109 668          206 842
                                                  -------------     ------------   --------------

          Total value  .....................         $5 773 509       $5 110 130      $10 883 639
                                                     ==========       ==========      ===========

UNITS OUTSTANDING  .........................              5 669            4 994           10 663
                                                 ==============   ==============  ===============

VALUE PER UNIT  ............................        $  1 018.44      $  1 023.25
                                                    ===========      ===========


                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 91

                           STATEMENTS OF OPERATIONS
==============================================================================




                                                                         Year ended
                                                                          July 31,
                                                             1996            1995        1994
                                                         -----------      ----------  -------

INVESTMENT INCOME - INTEREST......................        $693 252       $726 038       $ 748 304
                                                          --------       --------       ---------

EXPENSES:
    Trustee fees  ................................          10 214         10 299          10 313
    Evaluation fees  .............................           1 402          1 690           1 408
    Insurance premiums  ..........................          33 193         33 318          33 159
    Sponsors' advisory fees  .....................           2 693          2 837           2 984
    Auditors' fees  ..............................           1 800          1 800           1 800
                                                        ----------     ----------    ------------

                    Total expenses  ..............          49 302         49 944          49 664
                                                         ---------      ---------     -----------

NET INVESTMENT INCOME  ...........................         643 950        676 094         698 640

REALIZED GAIN ON SECURITIES SOLD
    OR REDEEMED (Notes 1 and 3)  .................          43 088         27 127           6 995

NET CHANGE IN UNREALIZED MARKET
    APPRECIATION (DEPRECIATION)
    (Note 1) .....................................         145 981        103 081        (424 998)
                                                         ---------      ---------      ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS  ...................        $833 019       $806 302       $ 280 637
                                                          ========       ========       =========


                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 91

                      STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================



                                                                        Year ended
                                                                         July 31,
                                                             1996            1995           1994
                                                      --------------    ------------   ---------

OPERATIONS:
    Net investment income.........................  $     643 950   $     676 094   $     698 640
    Realized gain on securities
        sold or redeemed (Notes 1 and 3)..........         43 088          27 127           6 995
    Net change in unrealized market
        appreciation (depreciation) (Note 1)......        145 981         103 081        (424 998)
                                                    -------------   -------------   -------------

             Net increase in net assets resulting
               from operations....................        833 019         806 302         280 637
                                                    -------------   -------------   -------------


DISTRIBUTIONS TO UNIT HOLDERS (Note 2):
    Net investment income  .......................       (656 352)      (683 949)        (698 659)
                                                    -------------  -------------    -------------

CAPITAL SHARE TRANSACTIONS:
    Redemption of 675, 562 and 100 Units at
     July 31, 1996, 1995 and 1994, respectively...       (678 393)      (533 317)         (97 494)
                                                    -------------  -------------   --------------

NET DECREASE IN NET ASSETS  ......................       (501 726)      (410 964)        (515 516)

NET ASSETS:
    Beginning of year.............................     11 385 365      11 796 329      12 311 845
                                                     ------------    ------------    ------------

    End of year...................................    $10 883 639     $11 385 365     $11 796 329
                                                      ===========     ===========     ===========

DISTRIBUTIONS PER UNIT (Note 2):
    Interest:
        Monthly plan..............................          $58.29         $58.18          $57.98
        Semi-annual plan..........................          $58.79         $58.75          $58.46



                       See Notes to Financial Statements

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 91

                         NOTES TO FINANCIAL STATEMENTS
==============================================================================



The Trust is a unit investment trust formed under the Investment Company Act of 1940 for the purpose of obtaining tax-exempt interest income through investment in a fixed insured portfolio of long-term bonds, issued primarily by or on behalf of the State of New York and counties, municipalities, authorities or political subdivisions thereof.

The Bank of New York (the "Trustee") has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.


NOTE 1 - ACCOUNTING POLICIES

        Securities

           Securities are stated at bid side market value as determined by an independent outside evaluator. Securities transactions are recorded on the trade date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

        Taxes on income

           The Trust is not subject to taxes on income and, accordingly, no provision has been made.

        Termination of Trust

           The mandatory termination date of the Trust is December 31, 2041. If the value of the Trust falls below $2,000,000 or 20% of the value of the Trust as of the date of deposit, whichever is lower, the Trust is subject to termination as specified in the Trust Agreement.


NOTE 2 - DISTRIBUTIONS

        Interest received by the Trust is distributed to Unit Holders either semi-annually on the first day of June and December or, if elected by the Unit Holder, on the first day of each month, after deducting applicable expenses. Principal distributions result from the sale or redemption of securities.

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 91

                         NOTES TO FINANCIAL STATEMENTS
                                  (Concluded)
==============================================================================



NOTE 3 - BONDS SOLD OR REDEEMED

Port-
folio                                  Principal    Date                                  Realized
 No.         Description                 Amount   Redeemed   Net Proceeds    Cost          Gain


Year ended July 31, 1996:

  1      Triborough Bridge and Tunnel $  15 000     8/14/95    $  15 450    $  14 608     $   842
          Authority, General Purpose    160 000    10/30/95      168 192      155 820      12 372
          Revenue Bonds, Series R        55 000     3/08/96       56 705       53 563       3 142
          (MBIA Insured)                 65 000     3/21/96       67 438       63 302       4 136
                                         35 000     4/25/96       35 945       34 085       1 860
                                         35 000     5/17/96       35 910       34 085       1 825
                                        115 000     7/02/96      119 370      111 995       7 375

  8      New York State Urban            20 000     9/21/95       22 150       21 014       1 136
          Development Corporation,      140 000     2/12/96      157 500      147 100      10 400
          Correctional Facilities
          Revenue Bonds, Series G

                                       $640 000                 $678 660     $635 572     $43 088
                                       ========                 ========     ========     =======


NOTE 4 - NET ASSETS

        Cost of 12,000 units at Date of Deposit                                       $11 996 197
        Less gross underwriting commission                                                587 760
                                                                                   --------------

                   Net cost - initial offering price                                   11 408 437

        Realized net gain on securities sold or redeemed                                   77 210
        Redemption of 1,337 Units                                                      (1 309 204)
        Unrealized market appreciation of securities                                      500 354
        Undistributed net investment income                                               206 842
                                                                                   --------------

                   Net assets                                                         $10 883 639
                                                                                      ===========


                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                             GUARANTEED SERIES 91

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
==============================================================================


                                                                                  Redemption Features
Port-                 Aggregate                                        Date of    S.F. - Sinking Fund
folio    Rating       Principal     Name of Issuer and      Coupon    Maturity   Opt. - Optional Call
 No.    (Note A)       Amount            Title of Bond        Rate    (Note B)         (Note B)
----    --------     ----------     ----------------------- --------- ----------------------------------

  1      AAA       $   320 000      Triborough Bridge      6.000%      01/01/20   01/01/17 @ 100 S.F.
                                     and Tunnel Author-                           01/01/00 @ 100 Opt.
                                     ity, General
                                     Purpose Revenue
                                     Bonds, Series R
                                     (MBIA Insured)

  2      AA          1 750 000      New York State         6.950       08/15/12   02/15/03 @ 100 S.F.
                                     Housing Finance                              08/15/02 @ 102 Opt.
                                     Agency, Insured
                                     Multi-Family
                                     Mortgage Housing
                                     Revenue Bonds,
                                     1992 Series A

  3      Baa1*         455 000      The City of New        7.250       03/15/20   No Sinking Fund
                                     York General                                 03/15/00 @ 101.5 Opt.
                                     Obligation Bonds,
                                     Fiscal 1991
                                     Series A

  4      Baal*         500 000      The City of New        7.250       03/15/19   No  Sinking Fund
                                     York, General                                03/15/00 @ 101.5 Opt.
                                     Obligation Bonds,
                                     Fiscal 1991
                                     Series A


                        Market Value      Annual
Port-        Cost of        as of        Interest
folio         Bonds       July 31,       Income to
 No.        to Trust        1996          Trust
----    --  --------  -------------------------

  1      $    311 638   $   335 702     $  19 200






  2         1 828 138     1 848 945       121 625







  3           472 008       496 336        32 988





  4           518 690       552 060        36 250






                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 91

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
                                  (Continued)
===============================================================================

                                                                                  Redemption Features
Port-                 Aggregate                                        Date of    S.F. - Sinking Fund
folio    Rating       Principal     Name of Issuer and      Coupon    Maturity   Opt. - Optional Call
 No.    (Note A)       Amount            Title of Bond        Rate    (Note B)         (Note B)
----    --------     ----------     --------------------   ---------- ---------  ----------------------

  5      BBB+      $   825 000      The City of New        7.000%      10/01/08   No Sinking Fund
                                     York, General                                10/01/02 @ 101.5 Opt.
                                     Obligation Bonds,
                                     Fiscal 1992
                                     Series B

  6      BBB+        1 000 000      The City of New        7.000       08/01/16   No Sinking Fund
                                     York, General                                08/01/02 @ 101.5 Opt.
                                     Obligation Bonds,
                                     Fiscal 1992
                                     Series C

  7      A*          2 160 000      New York City          6.375       06/15/22   06/15/21 @ 100 S.F.
                                     Municipal Water                              06/15/02 @ 101 Opt.
                                     Finance Author-
                                     ity, Water and
                                     Sewer System
                                     Revenue Bonds,
                                     Fixed Rate
                                     Fiscal 1993
                                     Series B Bonds

  8      Aaa*          790 000      New York State         7.250       01/01/14   01/01/10 @ 100 S.F.
                                     Urban Develop-                               01/01/00 @ 102 Opt.
                                     ment Corpora-
                                     tion, Correc-
                                     tional Facilities
                                     Revenue Bonds,
                                     Series G



                        Market Value      Annual
Port-        Cost of        as of        Interest
folio         Bonds       July 31,       Income to
 No.        to Trust        1996          Trust
----   ---  --------  -------------   ---------

  5      $    848 265   $   884 252     $  57 750





  6         1 023 880     1 063 840        70 000
       .




  7         2 119 500     2 255 633       137 700









  8           830 060       871 947        57 275








                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 91

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
                                  (Continued)
===============================================================================


                                                                                  Redemption Features
Port-                 Aggregate                                        Date of    S.F. - Sinking Fund
folio    Rating       Principal     Name of Issuer and      Coupon    Maturity   Opt. - Optional Call
 No.    (Note A)       Amount            Title of Bond        Rate    (Note B)         (Note B)
----    --------     ----------     ----------------------- --------- -----------------------------------

  9      Baa1*     $ 2 300 000      Metropolitan Trans-    6.000%      07/01/21   07/01/16 @ 100 S.F.
                                     portation Author-                            07/01/01 @ 100 Opt.
                                     ity, Transit
                                     Facilities 1987
                                     Service Contract
                                     Bonds, Series 6

10       Aaa*          650 000      New York State         0.000       01/01/18   01/01/15 @ 78.463 S.F.
                                     Urban Develop-                               01/01/98 @ 20.447 Opt.
                                     ment Corpora-
                                     tion, Correc-
                                     tional Facilities
                                     Revenue Bonds,
                                     Series E

                   $10 750 000
                   ===========


                     Market Value      Annual
Port-     Cost of        as of        Interest
folio      Bonds       July 31,       Income to
 No.     to Trust        1996          Trust
----     --------  -------------------------

  9    $ 2 127 500   $ 2 240 430      $138 000






10          94 250       125 138             -







       $10 173 929   $10 674 283      $670 788
       ===========   ===========      ========


                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 91

                           TAX-EXEMPT BOND PORTFOLIO
                                 JULY 31, 1996
                                  (Concluded)
==============================================================================


                       NOTES TO TAX-EXEMPT BOND PORTFOLIO

(A) A description of the rating symbols and their meanings appears under "Description of Bond Ratings" in Part II of this Prospectus. Ratings are by Standard & Poor's, except for those indicated by (*), which are by Moody's. Certain bond ratings have changed since the Date of Deposit, at which time all such bonds were rated A or better by either Standard & Poor's or Moody's.

(B) Bonds may be redeemable prior to maturity from a sinking fund (mandatory partial redemption) (S.F.) or at the stated optional call (at the option of the issuer) (Opt.) or by refunding. Certain bonds in the portfolio may be redeemed earlier than dates shown in whole or in part under certain unusual or extraordinary circumstances as specified in the terms and provisions of such bonds.

                          INDEPENDENT AUDITORS' REPORT


The Sponsors, Trustee and Unit Holders of Empire State Municipal Exempt
    Trust, Guaranteed Series 91:

We have audited the statement of net assets (not included) of Empire State Municipal Exempt Trust, Guaranteed Series 91, including the bond portfolio, as of July 31, 1994, and the related statements of operations and changes in net assets for the year ended July 31, 1994. These financial statements are the responsibility of the Sponsors. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1994, by correspondence with the Trustee. An audit includes assessing the accounting principles used and significant estimates made by the Sponsors, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire State Municipal Exempt Trust, Guaranteed Series 91 as of July 31, 1994, and the results of its operations and changes in net assets for the year ended July 31, 1994, in conformity with generally accepted accounting principles.




BDO Seidman, LLP


New York, New York
August 31, 1994

                              This Module replaces an earlier one

                      EMPIRE STATE MUNICIPAL EXEMPT TRUST
                               Guaranteed Series

                              PROSPECTUS, Part II

                  Note: Part II of this Prospectus may not be
                   distributed unless accompanied by Part I.


THE TRUST

Organization


     The Trust is one of a Series of similar but separate unit investment trusts. Each Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), dated the Date of Deposit as set forth in "Summary of Essential Financial Information" in Part I of this Prospectus, among the Sponsors, the Trustee and the Evaluator. The Bank of New York acts as successor Trustee of Series 1 through 22 and as Trustee of Series 23 and subsequent Series. Muller Data Corporation acts as successor Evaluator for Series 1 through 90 and as Evaluator for Series 91 and subsequent Series. Glickenhaus & Co. and Lebenthal & Co., Inc. act as co-Sponsors for all Series (the "Sponsors").


     On the date of this Prospectus, each Unit represented the fractional undivided interest in the Trust set forth in Part I of this Prospectus under "Summary of Essential Financial Information." Thereafter, if any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by each such Unit will remain essentially the same. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit holder, which may include the Sponsors, or until the termination of the Trust Agreement for the related Trust. See "Rights of Unit Holders--Redemption."


     On the Date of Deposit for each Trust, the Sponsors deposited with the Trustee obligations or contracts for the purchase of such obligations (the "Bonds" or "Securities"). Certain of the Bonds may have been purchased at prices which resulted in the portfolio as a whole being purchased at a discount due to original issue discount, market discount or the inclusion of zero coupon bonds. Bonds selling at market discount tend to increase in market value as they approach maturity when the principal amount is payable, thus increasing the potential for gain. Any gain other than any earned original issue discount will be taxable and will not be realized until maturity, redemption or sale of the underlying Bonds or Units.


Objectives

     The objective of the Trust is to obtain tax-exempt interest income through an investment in a fixed, insured portfolio consisting primarily of various long-term municipal bonds. No assurance can be given that the Trust's objectives will be achieved because these objectives are subject to the continuing ability of the respective issuers of the bonds in the Portfolio to meet their obligations and of the Insurer to meet its obligations under the insurance. In addition, an investment in the Trust can be affected by interest rate fluctuations.


     The Trust has obtained insurance guaranteeing the payment of principal and interest on the Bonds in each respective Trust from MBIA Inc. and MBIA Insurance Corporation ("MBIA Corp.") (MBIA Inc. and MBIA Corp. are collectively referred to herein as the "Insurer"). Insurance obtained by the Trust applies only while Bonds are retained in the Trust. Pursuant to


C/M:  279831.6
irrevocable commitments of MBIA Inc. and MBIA Corp., however, in the event of a sale of a Bond from the Trust the Trustee has the right to obtain permanent insurance for such Bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. It is expected that the Trustee will exercise the right to obtain permanent insurance for a Bond in such Series upon instruction from the Sponsors whenever the value of that Bond insured to its maturity less the applicable permanent insurance premium and the related custodial fee exceeds the value of the Bond without such insurance. Insurance relates only to the payment of principal and interest on the Bonds in the Trust but neither covers the nonpayment of any redemption premium on the Bonds nor guarantees the market value of the Units. Certain Bonds in the Trust may also be insured under insurance obtained by the issuers of such Bonds or third parties ("Pre-insured Bonds"). As a result of the insurance, Moody's Investors Service, Inc. has assigned a rating of "Aaa" to all of the Bonds in the Trust, as insured, and Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("Standard & Poor's"), has assigned a rating of "AAA" to the Units and Bonds while in the Trust. No representation is made as to any insurer's ability to meet its commitments. Insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefor. A single or annual premium is paid by the issuer or any other party for its insurance on Pre-insured Bonds, and a monthly premium is paid by the Trust for the insurance it obtains from the Insurer on the Bonds in the Trust that are not pre-insured by such Insurer. No premium will be paid by the Trust on Bonds pre-insured by MBIA Inc. and MBIA Corp. See "Insurance on the Bonds."


Portfolio

     In view of the Trust's objectives, the following factors, among others, were considered in selecting the Bonds: (1) all the Bonds are obligations of the State of New York and counties, municipalities, authorities or political subdivisions thereof or issued by certain United States territories or possessions, including Puerto Rico, and their public authorities so that the interest on them will be exempt from Federal, New York State and New York City income tax under existing law; (2) the Bonds are varied as to purpose of issue;
(3) in the opinion of the Sponsors, the Bonds are fairly valued relative to other bonds of comparable quality and maturity; and (4) availability of insurance for the payment of principal and interest on the Bonds. Subsequent to the Date of Deposit, a Bond may cease to be rated or its rating may be reduced. Neither event requires an elimination of such Bond from the portfolio, but such an event may be considered in the Sponsors' determination to direct the Trustee to dispose of the Bonds. See "Sponsors--Responsibility."

     An investment in Units of the Trust should be made with an understanding of the risks entailed in investments in fixed-rate bonds, including the risk that the value of such bonds (and, therefore, of the Units) will decline with increases in interest rates. Inflation and recession, as well as measures implemented to address these and other economic problems, contribute to fluctuations in interest rates and the value of fixed-rate bonds generally. The Sponsors cannot predict future economic policies or their consequences nor, therefore, can they predict the course or extent of such fluctuations in the future.

Special Factors Affecting New York

     The information set forth below is derived from the official statements and/or preliminary drafts of official statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Sponsors have not independently verified this information.


                                     - 2 -
C/M:  279831.6

     Economic Trends. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.


     The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

     Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.


     New York City. The City, with a population of approximately 7.3 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. The City's manufacturing activity is conducted primarily in apparel and printing.

     The national economic downturn which began in July 1990 adversely affected the local economy, which had been declining since late 1989. As a result, the City experienced job losses in 1990 and 1991 and real Gross City Product ("GCP") fell in those two years. Beginning in calendar year 1992, the improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real GCP increased, boosted by strong wage gains. After noticeable improvements in the City's economy during calendar year 1994, economic growth slowed in calendar year 1995, and the City's current four-year financial plan assumes that moderate economic growth will continue through calendar year 2000.

     For each of the 1981 through 1995 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"). The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. For fiscal year 1995, the City adopted a budget which halted the trend in recent years of substantial increases in City-funded spending from one year to the next. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or reductions in City services, which could adversely affect the City's economic base.



                                     - 3 -
C/M:  279831.6

     Pursuant to the laws of the State, the City prepares an annual four-year financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current four-year financial plan projects substantial budget gaps for each of the 1998 through 2000 fiscal years. The City is required to submit its financial plans to review bodies, including the New York State Financial Control Board ("Control Board").

     The fourth quarter modification to the City's financial plan for the 1996 fiscal year, submitted to the Control Board on June 21, 1996 (the "1996 Modification"), projects a balanced budget in accordance with GAAP for the 1996 fiscal year, after taking into account a discretionary transfer of $243 million. The 1996 Modification assumes $119 million of savings from a proposed increase in the investment earnings assumptions for pension assets, $39 million of which, relating to the police pension fund, the City currently does not expect to be achieved. The Financial Plan for the 1997 through 2000 fiscal years, submitted to the Control Board on June 21, 1996, which relates to the City, the Board of Education ("BOE") and the City University of New York ("CUNY"), is based on the City's expense and capital budgets for the City's 1997 fiscal year, which were adopted on June 12, 1996, and includes proposed actions by the City for the 1997 fiscal year to close substantial projected budget gaps resulting from lower than projected tax receipts and other revenues and greater than projected expenditures.

     Although the City has maintained balanced budgets in each of its last fifteen fiscal years, and is projected to achieve balanced operating results for the 1996 fiscal year, there can be no assurance that the gap-closing actions proposed in the Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

     The City depends on the State for State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets in future fiscal years will be adopted by the April 1 statutory deadline and that such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal Budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants in the City's 1997 fiscal year which could have additional adverse effects on the City's cash flow or revenues.

     The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1997 through 2000 fiscal years (the "1997-2000 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the results of a pending actuarial audit of the City's pension system which is expected to significantly increase the City's annual pension costs, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, which may require in certain cases the cooperation of the City's municipal unions, the ability of the New York City Health and Hospitals Corporation ("HHC") and BOE to take actions to offset


                                     - 4 -
C/M:  279831.6
reduced revenues, the ability to complete revenue generating transactions and provision of State and Federal aid and mandate relief and the impact on City revenues of proposals for Federal and State welfare reform.


     Implementation of the Financial Plan is also dependent upon the City's ability to market its securities successfully in the public credit markets. The City's financing program for fiscal years 1997 through 2000 contemplates the issuance of $5.7 billion of general obligation bonds and $4.5 billion of bonds to be issued by the proposed New York City Infrastructure Finance Authority ("Infrastructure Finance Authority") primarily to reconstruct and rehabilitate the City's infrastructure and physical assets and to make other capital investments. The creation of Infrastructure Finance Authority, which is subject to the enactment of State legislation, is being proposed by the City as part of the City's effort to avoid conflict with the forecast level of the constitutional restrictions on the amount of debt the City is authorized to issue. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes and Infrastructure Finance Authority bonds will be subject to prevailing market conditions, and no assurance can be given that such sales will be completed. If the City were unable to sell its general obligation bonds and notes or bonds of the proposed Infrastructure Finance Authority, it would be prevented from meeting its planned capital and operating expenditures. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

     The 1997-2000 Financial Plan projects revenues and expenditures for the 1997 fiscal year balanced in accordance with GAAP. The projections for the 1997 fiscal year reflect proposed actions to close a previously projected gap of approximately $2.6 billion for the 1997 fiscal year. The proposed actions for the 1997 fiscal year include (i) additional agency actions totaling $1.2 billion; (ii) a revised tax reduction program which would increase projected tax revenues by $385 million due to the four-year extension of the 12.5% personal income tax surcharge and other actions; (iii) savings resulting from cost containment in entitlement programs to reduce City expenditures and additional proposed State aid of $75 million; (iv) the assumed receipt of revenues relating to rent payments for the City's airports totaling $269 million, which are currently the subject of a dispute with the Port Authority;
(v) the sale of the City's television station for $207 million; and (vi) pension cost savings totaling $134 million resulting from a proposed increase in the earnings assumption for pension assets from 8.5% to 8.75%, $40 million of which the City currently does not expect to be achieved.

     The Financial Plan also sets forth projections for the 1998 through 2000 fiscal years and projects gaps of $1.7 billion, $2.7 billion and $3.4 billion for the 1998, 1999 and 2000 fiscal years, respectively.

     The 1997-2000 Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economy and a modest employment recovery and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The 1997-2000 Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 1997 through 2000 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State, in the context of the State's current financial condition, to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of HHC, BOE and other


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such agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial Plan; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement proposed reductions in City personnel and other cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure. Certain of these assumptions have been questioned by the City Comptroller and other public officials.

     The projections for the 1997 through 2000 fiscal years also assume (i) approval by the Governor and the State Legislature of the extension of the 12.5% personal income tax surcharge, which is projected to provide revenue of $171 million, $447 million, $478 million and $507 million in the 1997 through 2000 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases thereto through pending legal actions; (iii) the ability of HHC and BOE to identify actions to offset substantial City and State revenue reductions and the receipt by BOE of additional State aid; and (iv) State approval of the cost containment initiatives and State aid proposed by the City. The Financial Plan does not reflect any increased costs which the City might incur as a result of welfare legislation recently enacted by Congress.

     In connection with the Financial Plan, the City has outlined a gap-closing program for the 1998 through 2000 fiscal years to substantially reduce the remaining $1.7 billion, $2.7 billion and $3.4 billion projected budget gaps for such fiscal years. This program, which is not specified in detail, assumes additional agency programs to reduce expenditures or increase revenues by $674 million, $959 million and $1.1 billion in the 1998 through 2000 fiscal years, respectively; additional reductions in entitlement cost of $400 million, $750 million and $1.0 billion in the 1998 through 2000 fiscal years, respectively; additional savings of $250 million, $300 million and $500 million in the 1998 through 2000 fiscal years, respectively, resulting from restructuring City government by consolidating operations, privatization and mandate management and other initiatives; additional proposed Federal and State aid of $105 million, $200 million and $300 million in the 1998 through 2000 fiscal years, respectively; additional revenue initiatives and asset sales of $155 million, $350 million and $400 million in the 1998 through 2000 fiscal years, respectively; and the availability in each of the 1998 through 2000 fiscal years of $100 million of the General Reserve.

     The City's projected budget gaps for the 1999 and 2000 fiscal years do not reflect the savings expected to result from prior years' programs to close the gaps set forth in the Financial Plan. Thus, for example, recurring savings anticipated from the actions which the City proposes to take to balance the fiscal year 1998 budget are not taken into account in projecting the budget gaps for the 1999 and 2000 fiscal years.

     The City's financial plans have been the subject of extensive public comment and criticism. On July 16, 1996, the staff of the City Comptroller issued a report on the Financial Plan. The report concluded that the City's fiscal situation remains serious, and that the City faces budgetary risks of approximately $787 million to $941 million for the 1997 fiscal year, which increase to $4.16 billion to $4.31 billion for fiscal year 2000.


     On July 10, 1995, Standard & Poor's revised downward its rating on City general obligation bonds from A- to BBB+ and removed City bonds from CreditWatch. Standard & Poor's stated that "structural budgetary balance

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remains elusive because of persistent softness in the City's economy, highlighted by weak job growth and a growing dependence on the historically volatile financial services sector". Other factors identified by Standard & Poor's in lowering its rating on City bonds included a trend of using one-time measures, including debt refinancings, to close projected budget gaps, dependence on unratified labor savings to help balance the Financial Plan, optimistic projections of additional federal and State aid or mandate relief, a history of cash flow difficulties caused by State budget delays and continued high debt levels.


     On March 1, 1996, Moody's stated that the rating for City general obligation bonds remains under review pending the outcome of the adoption of the City's budget for the 1997 fiscal year, and, in light of the status of the debate on public assistance and Medicaid reform; the enactment of a State budget, upon which major assumptions regarding State aid are dependent, which may be extensively delayed; and the seasoning of the City's economy with regard to its strength and direction in the face of a potential national economic slowdown. Since July 15, 1993, Fitch Investors Service, L.P. ("Fitch") has rated City bonds A-. On February 28, 1996, Fitch placed the City's general obligation bonds on FitchAlert with negative implications.

     New York State and its Authorities. The State's current fiscal year commenced on April 1, 1996, and ends on March 31, 1997, and is referred to herein as the State's 1996-97 fiscal year. The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year. The State's prior fiscal year commenced on April 1, 1995, and ended on March 31, 1996, and is referred to herein as the State's 1995-96 fiscal year. The State's budget for the 1995-96 fiscal year was enacted by the Legislature on June 7, 1995, more than two months after the start of the fiscal year. The State Financial Plan for the 1995-96 fiscal year was formulated on June 20, 1995 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor.

     The State closed projected budget gaps of $5.0 billion and $3.9 billion for its 1995-96 and 1996-97 fiscal years, respectively. The 1997-98 gap was projected at $1.44 billion, based on the Governor's proposed budget of December 1995. As a result of changes made in the enacted budget, that gap is now expected to be larger. However, the gap is not expected to be as large as those faced in the prior two fiscal years. The Governor has indicated that he will propose to close any potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.

     The 1996-97 State Financial Plan is projected to be balanced on a cash basis. As compared to the Governor's proposed budget as revised on March 20, 1996, the State's adopted budget for 1996-97 increases General Fund spending by $842 million, primarily from increases for education, special education and higher education ($563 million). The balance represents funding increases to a variety of other programs, including community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1996-97 based on higher-than-projected tax collections during the first half of calendar 1996, $110 million in projected receipts from a new State tax amnesty program, and other resources including certain non-recurring resources. The total amount of non-recurring resources included in the 1996-97 State budget is projected by the State Division of the Budget ("DOB") to be $1.3 billion, or 3.9 percent of total General Fund receipts.



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     The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections.

     The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth below, and those projections may be changed materially and adversely from time to time.

     The State Financial Plan is based on a June 1996 projection by DOB of national and State economic activity. The national economy has resumed a more robust rate of growth after a "soft landing" in 1995, with over 11 million jobs added nationally since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries. Government downsizing has also moderated these job gains. DOB forecasts that national economic growth will be quite strong in the first half of calendar 1996, but will moderate considerably as the year progresses. The overall growth rate of the national economy during calendar year 1996 is expected to be just slightly below the "consensus" of a widely followed survey of national economic forecasters. Growth in real Gross Domestic Product during 1996 is projected to be moderate at 2.1 percent, with anticipated declines in federal spending and net exports more than offset by increases in consumption and investment. Inflation, as measured by the Consumer Price Index, is projected to be contained at about 3 percent due to moderate wage growth and foreign competition. Personal income and wages are projected to increase by about 5 percent.

     The forecast of the State's economy shows modest expansion during the first half of calendar 1996, but some slowdown is projected during the second half of the year. Although industries that export goods and services are expected to continue to do well, growth is expected to be slowed by government cutbacks at all levels and by tight fiscal constraints on health and social services. On an average annual basis, employment growth in the State is expected to be up slightly from the 1995 rate. Personal income is expected to record moderate gains in 1996. Bonus payments in the securities industry are expected to increase further from last year's record level.

     The forecast for continued slow growth, and any resultant impact on the State's 1996-97 Financial Plan, contains some uncertainties. Stronger-than-expected gains in employment could lead to a significant improvement in consumption spending. Investments could also remain robust. Conversely, the prospect of a continuing deadlock on federal budget deficit reduction or fears of excessively rapid economic growth could create upward pressures on interest rates. In addition, the State economic forecast could over- or underestimate the level of future bonus payments or inflation growth, resulting in forecasted average wage growth that could differ significantly from actual growth. Similarly, the State forecast could fail to correctly account for expected declines in government and banking employment and the direction of employment change that is likely to accompany telecommunications deregulation.


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     The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1996-97 fiscal year, the General Fund is expected to account for approximately 47 percent of total governmental-fund receipts and 71 percent of total governmental-fund disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

     The General Fund is projected to be balanced on a cash basis for the 1996-97 fiscal year. Total receipts and transfers from other funds are projected to be $33.17 billion, an increase of $365 million from the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $33.12 billion, an increase of $444 million from the total in the prior fiscal year.

     The State reported a General Fund operating surplus of $380 million for the 1995-96 fiscal year, as compared to an operating deficit of $1.43 billion for the prior fiscal year. The 1995-96 fiscal year surplus reflects several major factors, including the cash-basis surplus and the benefit of $529 million in Local Government Assistance Corporation ("LGAC") bond proceeds which were used to fund various local assistance programs. This was offset in part by a $437 million increase in tax refund liability primarily resulting from the effects of ongoing tax reductions and (to a lesser extent) changes in accrual measurement policies, and increases in various other expenditure accruals. Revenues increased $530 million (nearly 1.7 percent) over the prior fiscal year with an increase in personal income taxes and miscellaneous revenues offset by decreases in business and other taxes. Expenditures decreased $716 million (2.2 percent) from the prior fiscal year with the largest decrease occurring in State aid for social services programs and State operations spending. Net other financing sources nearly tripled, increasing $561 million, due primarily to an increase in bonds issued by LGAC, a transfer from the Mass Transportation Operating Assistance Fund and transfers from public benefit corporations.

     On January 13, 1992, Standard & Poor's reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. Standard & Poor's also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, Standard & Poor's revised the rating outlook assessment to stable. On February 14, 1994, Standard & Poor's raised its outlook to positive and, on October 3, 1995, confirmed its A- rating. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On October 2, 1995, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

     Litigation. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to maintain a balanced 1996-97 State Financial Plan.

     The claims involving the City other than routine litigation incidental to the performance of their governmental and other functions and certain other litigation arise out of alleged constitutional violations, torts, breaches of contract and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the City of those proceedings and claims are not currently predictable, adverse


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determinations in certain of them might have a material adverse effect upon the
City's ability to carry out the 1997-2000 Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1995 amounted to approximately $2.5 billion.


General Considerations


     Because certain of the Bonds may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. The inclusion of unrated Bonds in certain Series of the Trust may result in less flexibility in their disposal and a loss to the Trust upon their disposition. Except as described in footnotes to "Summary of Essential Financial Information" in Part I of this Prospectus, interest accrues to the benefit of Unit holders commencing with the expected date of settlement for purchase of the Units. Neither the Sponsors nor the Trustee shall be liable in any way for any default, failure or defect in any Security.


     The following paragraphs discuss the characteristics of the Bonds in the Trust and of certain types of issuers of the Bonds in the Trust. See "Special Factors Concerning the Portfolio" in Part I of this Prospectus. These paragraphs discuss, among other things, certain circumstances which may adversely affect the ability of such issuers to make payments of principal of and interest on Bonds held in the portfolio of the Trust or which may adversely affect the ratings of such Bonds. Because of the insurance obtained by the Sponsors or by the issuers, however, such changes should not adversely affect the Trust's ultimate receipt of principal and interest, the Standard & Poor's or Moody's ratings of the Bonds in the portfolio, or the Standard & Poor's rating of the Units of the Trust. An investment in Units of the Trust should be made with an understanding of the risks that such an investment may entail, certain of which are described below. Unit holders may obtain additional information concerning a particular Bond by requesting an official statement from the issuer of such Bond.

General Obligation Bonds

     General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxing power of any governmental entity may be limited, however, by provisions of state constitutions or laws, and an entity's credit will depend on many factors, including potential erosion of the tax base due to population declines, natural disasters, declines in the state's industrial base or inability to attract new industries; economic limits on the ability to tax without eroding the tax base; state legislative proposals or voter initiatives to limit ad valorem real property taxes; and the extent to which the entity relies on Federal or state aid, access to capital markets or other factors beyond the state or entity's control.

Appropriations Bonds

     Many state or local governmental entities enter into lease purchase obligations as a means for financing the acquisition of capital projects (e.g., buildings or equipment, among other things). Such obligations are often made subject to annual appropriations. Certain Series of the Trust may contain Bonds in the portfolio that are, in whole or in part, subject to and dependent upon
(1) the governmental entity making appropriations from time to time or (2) the continued existence of special temporary taxes which require legislative action for their reimposition. The availability of any appropriation is subject to the willingness of the governmental entity to continue to make such special appropriations or to reimpose such special

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taxes. The obligation to make lease payments exists only to the extent of the monies available to the governmental entity therefor, and no liability is incurred by the governmental entity beyond the monies so appropriated. Subject to the foregoing, once an annual appropriation is made, the governmental entity's obligation to make lease rental payments is absolute and unconditional without setoff or counterclaim, regardless of contingencies, whether or not a given project is completed or used by the governmental entity and notwithstanding any circumstances or occurrences which might arise. In the event of non-appropriation, certificate holders' or bondowners' sole remedy (absent credit enhancement) generally is limited to repossession of the collateral for resale or releasing, and the obligation of the governmental lessee is not backed by a pledge of the general credit of the governmental lessee. In the event of non-appropriation, the Sponsors may instruct the Trustee to sell such Bonds.

     Moral Obligation Bonds. Certain Series of the Trust may contain Bonds in the portfolio that are secured by pledged revenues and additionally by the so-called "moral obligation" of the State or a local governmental body. Should the pledged revenues prove insufficient, the payment of such Bonds is not a legal obligation of the State or local government, and is subject to its willingness to appropriate funds therefor.

Revenue Bonds

     Mortgage Revenue Bonds. Certain Bonds may be "mortgage revenue bonds". Under the Internal Revenue Code of 1986, as amended (the "Code") (and under similar provisions of the prior tax law), "mortgage revenue bonds" are obligations the proceeds of which are used to finance owner-occupied residences under programs which meet numerous statutory requirements relating to residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions, and certain information reporting, certification, and public hearing requirements. There can be no assurance that additional federal legislation will not be introduced or that existing legislation will not be further amended, revised, or enacted after delivery of these Bonds or that certain required future actions will be taken by the issuing governmental authorities, which action or failure to act could cause interest on the Bonds to be subject to federal income tax. If any portion of the Bond proceeds is not committed for the purpose of the issue, Bonds in such amount could be subject to earlier mandatory redemption at par, including issues of Zero Coupon Bonds (see "Original Issue Discount and Zero Coupon Bonds").

     Housing Bonds. Some of the aggregate principal amount of Bonds may consist of obligations of state and local housing authorities whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families. Since such obligations are not general obligations of a particular state or municipality and are generally payable primarily or solely from rents and other fees, adverse economic developments including failure or inability to increase rentals, fluctuations of interest rates and increasing construction and operating costs may reduce revenues available to pay existing obligations.

     The housing bonds in the Trust, despite their optional redemption provisions which generally do not take effect until ten years after the original issuance dates of such Bonds (often referred to as "ten year call protection"), do contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period. In recent periods of declining interest rates there have been increased redemptions of housing bonds pursuant to such redemption provisions. In addition, the housing bonds in the Trust are also subject to mandatory redemption in part at par at any time that voluntary or involuntary prepayments of principal on the underlying mortgages are made to the trustee

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for such Bonds or that the mortgages are sold by the bond issuer. Prepayments of principal tend to be greater in periods of declining interest rates; it is possible that such prepayments could be sufficient to cause a housing bond to be redeemed substantially prior to its stated maturity date, earliest call date or sinking fund redemption date.

     Public Power Revenue Bonds. General problems of the electric utility industry include difficulty in financing large construction programs during an inflationary period; restrictions on operations and increased costs and delays attributable to environmental considerations; the difficulty of the capital markets in absorbing utility debt and equity securities; the availability of fuel for electric generation at reasonable prices, including among other considerations the potential rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal; technical cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive waste; and the effects of energy conservation. Certain Bonds may have been issued in connection with the financing of nuclear generating facilities. In view of recent developments in connection with such facilities, legislative and administrative actions have been taken and proposed relating to the development and operation of nuclear generating facilities. The Sponsors are unable to predict whether any such actions or whether any such proposals or litigation, if enacted or instituted, will have an adverse impact on the revenues available to pay the debt service on the Bonds in the portfolio issued to finance such nuclear projects.

     Each of the problems referred to above could adversely affect the ability of the issuers of public power revenue bonds to make payments of principal of and/or interest on such bonds. Certain municipal utilities or agencies may have entered into contractual arrangements with investor-owned utilities and large industrial users and consequently may be dependent in varying degrees on the performance of such contracts for payment of bond debt service.


     Health Care Revenue Bonds. Some of the aggregate principal amount of Bonds may consist of hospital revenue bonds. Ratings of hospital bonds are often initially based on feasibility studies which contain projections of occupancy levels, revenues and expenses. Actual experience may vary considerably from such projections. A hospital's gross receipts and net income will be affected by future events and conditions including, among other things, demand for hospital services and the ability of the hospital to provide them, physicians' confidence in hospital management capability, economic developments in the service area, competition, actions by insurers and governmental agencies and the increased cost and possible unavailability of malpractice insurance. Additionally, a major portion of hospital revenue typically is derived from third-party payors and government programs such as Medicare and Medicaid. Both private third-party payors and government programs have undertaken cost containment measures designed to limit payments. Furthermore, government programs are subject to statutory and regulatory changes, retroactive rate adjustments, administrative rulings and government funding restrictions, all of which may materially decrease the rate of program payments for health care facilities. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will, in the future, be sufficient to cover the costs allocable to patients participating in such programs. In addition, there can be no assurance that a particular hospital or other health care facility will continue to meet the requirements for participation in such programs.

     The health care delivery system is undergoing considerable alteration and consolidation. Consistent with that trend, the ownership or


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management of a hospital or health care facility may change, which could result in (i) an early redemption of bonds, (ii) alteration of the facilities financed by the Bonds or which secure the Bonds, (iii) a change in the tax exempt status of the Bonds or (iv) an inability to produce revenues sufficient to make timely payment of debt service on the Bonds. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse change in these areas may affect the ability of such issuers to make payment of principal and interest on such bonds. See "Description of Portfolio" in Part A for the amount of hospital revenue bonds contained therein.


     Higher Education Revenue Bonds. Higher education revenue bonds include debt of state and private colleges, universities and systems, and parental and student loan obligations. The ability of universities and colleges to meet their obligations is dependent upon various factors, including the revenues, costs and enrollment levels of the institutions. In addition, their ability may be affected by declines in Federal, state and alumni financial support, fluctuations in interest rates and construction costs, increased maintenance and energy costs, failure or inability to raise tuition or room charges and adverse results of endowment fund investments.

     Pollution Control Facility Revenue Bonds. Bonds in the pollution control facilities category include securities issued on behalf of a private corporation,* including utilities, to provide facilities for the treatment of air, water and solid waste pollution. Repayment of these bonds is dependent upon income from the specific pollution control facility and/or the financial condition of the project corporation. See also "Private Activity Bonds."

     Other Utility Revenue Bonds. Bonds in this category include securities issued to finance natural gas supply, distribution and transmission facilities, public water supply, treatment and distribution facilities, and sewage collection, treatment and disposal facilities. Repayment of these bonds is dependent primarily on revenues derived from the billing of residential, commercial and industrial customers for utility services, as well as, in some instances, connection fees and hook-up charges. Such utility revenue bonds may be adversely affected by the lack of availability of Federal and state grants and by decisions of Federal and state regulatory bodies and courts.

     Solid Waste and Resource Recovery Revenue Bonds. Bonds in this category include securities issued to finance facilities for removal and disposal of solid municipal waste. Repayment of these bonds is dependent on factors which may include revenues from appropriations from a governmental entity, the financial condition of the private project corporation and revenues derived from the collection of charges for disposal of solid waste. Repayment of resource recovery bonds may also be dependent to various degrees on revenues from the sale of electric energy or steam. Bonds in this category may be subject to mandatory redemption in the event of project non-completion, if the project is rendered uneconomical or if it is considered an environmental hazard.

     Transportation Revenue Bonds. Bonds in this category include bonds issued for airport facilities, bridges, turnpikes, port authorities, railroad systems or mass transit systems. Generally, airport facility revenue bonds are payable from and secured by the revenues derived from the ownership and operation of a particular airport. Payment on other transportation bonds is often dependent primarily or solely on revenues from financed facilities,

--------
* For the purposes of the description of users of facilities, all references to "corporations" shall be deemed to include any other nongovernmental person or entity.

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including user fees, charges, tolls and rents. Such revenues may be adversely affected by increased construction and maintenance costs or taxes, decreased use, competition from alternative facilities, scarcity of fuel, reduction or loss of rents or the impact of environmental considerations. Other transportation bonds may be dependent primarily or solely on Federal, state or local assistance including motor fuel and motor vehicle taxes, fees and licenses and, therefore, may be subject to fluctuations in such assistance.


     Private Activity Bonds. The portfolio of the Trust may contain other Bonds that are "private activity bonds" (often called industrial revenue bonds ("IRBs") if issued prior to 1987), which would be primarily of two types: (1) Bonds for a publicly owned facility that a private entity may have a right to use or manage to some degree, such as an airport, seaport facility or water system, and (2) Bonds for facilities deemed owned or beneficially owned by a private entity but which were financed with tax-exempt bonds of a public issuer, such as a manufacturing facility or a pollution control facility. In the case of the first type, bonds are generally payable from a designated source of revenues derived from the facility and may further receive the benefit of the legal or moral obligation of one or more political subdivisions or taxing jurisdictions. In most cases of project financing of the first type, receipts or revenues of the Issuer are derived from the project or the operator or from the unexpended proceeds of the bonds. Such revenues include user fees, service charges, rental and lease payments, and mortgage and other loan payments.


     The second type of issue will generally finance projects which are owned by or for the benefit of, and are operated by, corporate entities. Ordinarily, such private activity bonds are not general obligations of governmental entities and are not backed by the taxing power of such entities, and are solely dependent upon the creditworthiness of the corporate user of the project or corporate guarantor.

     The private activity bonds in the Trust have generally been issued under bond resolutions, agreements or trust indentures pursuant to which the revenues and receipts payable under the issuer's arrangements with the users or the corporate operator of a particular project have been assigned and pledged to the holders of the private activity bonds. In certain cases a mortgage on the underlying project has been assigned to the holders of the private activity bonds or a trustee as additional security. In addition, private activity bonds are frequently directly guaranteed by the corporate operator of the project or by another affiliated company.

     Special Tax Revenue Bonds. Bonds in this category are bonds secured primarily or solely by receipt of certain state or local taxes, including sales and use taxes or excise taxes. Consequently, such bonds may be subject to fluctuations in the collection of such taxes. Such bonds do not include tax increment bonds or special assessment bonds.

     Other Revenue Bonds. Certain Series of the Trust may also contain revenue bonds which are payable from and secured primarily or solely by revenues from the ownership and operation of particular facilities, such as correctional facilities, parking facilities, convention centers, arenas, museums and other facilities owned or used by a charitable entity. Payment on bonds related to such facilities is, therefore, primarily or solely dependent on revenues from such projects, including user fees, charges and rents. Such revenues may be affected adversely by increased construction and maintenance costs or taxes, decreased use, competition from alternative facilities, reduction or loss of rents or the impact of environmental considerations.

     Certain Series of the Trust may also contain bonds that are secured by direct obligations of the U.S. Government or, in some cases, obligations guaranteed by the U.S. Government, placed in an escrow account

                                     - 14 -
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maintained by an independent trustee until maturity or a predetermined redemption date. In a few isolated instances to date, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

Puerto Rico Bonds


     Certain of the Bonds in the Trust may be general obligations and/or revenue bonds of issuers located in Puerto Rico which will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is closely integrated with that of the mainland United States. During fiscal year 1995, approximately 89% of Puerto Rico's exports were to the United States mainland, which was also the source of 65% of Puerto Rico's imports. In fiscal 1995, Puerto Rico experienced a $4.6 billion positive adjusted trade balance. The economy of Puerto Rico is dominated by the manufacturing and service sectors. The manufacturing sector has experienced a basic change over the years as a result of increased emphasis on higher wage, high technology industries such as pharmaceuticals, electronics, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The service sector, including finance, insurance and real estate, wholesale and retail trade, and hotel and related services, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment. In recent years, the service sector has experienced significant growth in response to and paralleling the expansion of the manufacturing sector. Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently in each fiscal year. In fiscal 1995, aggregate personal income was $27.0 billion ($22.5 billion in 1987 prices) and personal income per capita was $7,296 ($6,074 in 1987 prices). Personal income includes transfer payments to individuals in Puerto Rico under various social programs. Total federal payments to Puerto Rico, which include many types in addition to federal transfer payments, are lower on a per capita basis in Puerto Rico than in any state. Transfer payments to individuals in fiscal 1994 were $5.9 billion, of which $4.0 billion, or 67.6%, represent entitlement to individuals who had previously performed services or made contributions under programs such as Social Security, Veterans Benefits and Medicare. The number of persons employed in Puerto Rico during fiscal 1995 averaged 1,051,000, an increase of 4.0% over fiscal 1994. The unemployment rate in Puerto Rico for fiscal 1995 decreased from 16.0% to 13.8%. The Puerto Rico Planning Board's most recent gross product forecast for fiscal 1996, made in February 1995, showed an increase of 2.7%. The Planning Board's Economic Activity Index, a composite index for thirteen economic indicators, increased 2.7% for the first seven months of fiscal 1995 compared to the same period of fiscal 1994, which period showed an increase of 1.7% over the same period of fiscal 1993. During the first four months of fiscal 1996 the Index increased 1.8% compared to the same period of fiscal 1995, which period showed an increase of 2.7% over the same period of fiscal 1994. Growth in the Puerto Rico economy in fiscal 1996 depends on several factors, including the state of the United States economy and the relative stability in the price of oil imports, the exchange value of the U.S. dollar, the level of federal transfers and the cost of borrowing.


Original Issue Discount Bonds and Zero Coupon Bonds

     Certain Series of the Trust may contain original issue discount bonds and/or zero coupon bonds. Original issue discount bonds are bonds that were originally issued at less than the market interest rate. Zero coupon bonds are original issue discount bonds that do not provide for the payment of current interest. For Federal income tax purposes, original issue discount on such bonds must be amortized over the term of such bonds. On sale or redemption, the excess of (1) the amount realized (other than amounts treated as tax-exempt income as described below), over (2) the tax basis of such bonds

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(properly adjusted, in the circumstances described below, for amortization of original issue discount) will be treated as taxable income or loss. See "The Trust--Tax Status." The Code requires holders of tax-exempt obligations issued with original issue discount, such as the Trust, to accrue tax-exempt original issue discount by using the constant interest method provided for the holders of taxable obligations. In addition, the Code provides that the basis of a tax-exempt obligation is increased by the amount of accrued tax-exempt original issue discount. These provisions are applicable to obligations issued after September 3, 1982 and acquired after March 1, 1984. The Trust's tax basis in a Bond is increased by any accrued original issue discount as is a Unit holder's tax basis in his Units. For Bonds issued after June 9, 1980 that are redeemed prior to maturity, the difference between the Trust's basis, as adjusted, and the amount received will be taxable gain or loss to the Unit holders. All or a portion of any such gain may be taxable as ordinary income.

     There can be no assurance that additional Federal legislation will not be enacted or that existing legislation will not be amended hereafter with the effect that interest on bonds becomes subject to Federal income taxation. If the interest on the Bonds should ultimately be deemed to be taxable, the Sponsors may instruct the Trustee to sell them, and, since they would be sold as taxable securities, it is expected that they would have to be sold at a substantial discount from current market prices.

Bonds Subject to Sinking Fund Provisions


     Most of the Bonds in the Trust are subject to redemption prior to their stated maturity date pursuant to sinking fund or call provisions. A sinking fund is a reserve fund accumulated over a period of time for retirement of debt. Sinking fund provisions are designed to redeem a significant portion of an issue gradually over the life of the issue. Obligations to be redeemed are generally chosen by lot. A callable debt obligation is one which is subject to redemption prior to maturity at the option of the issuer. To the extent that obligations in the Trust have a bid side valuation higher than their par value, redemption of such obligations at par would result in a loss of capital to a purchaser of Units at the public offering price. The estimated current return of the Units might also be adversely affected if the return on the retired Bonds is greater than the average return on the Bonds in the Trust. In general, call provisions are more likely to be exercised when the offering side valuation is at a premium over par than when it is at a discount from par. See "Special Factors Concerning the Portfolio" in Part I of this Prospectus for information for the number of bonds in the Portfolio that are original issue discount and zero coupon bonds and "Portfolio Information" in Part I of this Prospectus for a breakdown of the percentage of Bonds in the Trust with offering side valuations at a premium, discount or at par. See also "Estimated Current Return and Estimated Long Term Return". "The Portfolio" and "Summary of Essential Financial Information" in Part I of this Prospectus contain a listing of the sinking fund and call provisions, if any, with respect to each of the Bonds therein.


Other Matters

     An amendment to the Federal Bankruptcy Act relating to the adjustment of indebtedness owed by any political subdivision or public agency or instrumentality of any state, including municipalities, became effective in 1979. Among other things, this amendment facilitates the use of proceedings under the Federal Bankruptcy Act by any such entity to restructure or otherwise alter the terms of its obligations, including those of the type comprising the Trust's portfolio. The Sponsors are unable to predict what effect, if any, this legislation will have on the Trust.


                                     - 16 -
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     To the best knowledge of the Sponsors, there is no litigation pending as of the date hereof in respect of any Securities which might reasonably be expected to have a material adverse effect on the Trust, unless otherwise stated in Part I of this Prospectus. At any time, however, litigation may be initiated on a variety of grounds with respect to Securities in the Trust. Such litigation as, for example, suits challenging the issuance of pollution control revenue bonds under recently enacted environmental protection statutes, may affect the validity of such Securities or the tax-free nature of the interest thereon. While the outcome of such litigation can never be entirely predicted with certainty, bond counsel have given opinions to the issuing authorities of each Bond on the date of issuance to the effect that such Securities have been validly issued and that the interest thereon is exempt from regular Federal income tax. In addition, other litigation or other factors may arise from time to time which potentially may impair the ability of issuers to meet obligations undertaken with respect to Securities.

PUBLIC OFFERING

Offering Price

     The Public Offering Price of the Units is based on the aggregate bid price of the Bonds in the Trust (as determined by the Evaluator) plus a sales charge determined in accordance with the schedule set forth below, which is based upon the maturities of each Bond in the Trust. The Sponsors have implemented this variable format as a more equitable method of assessing the sales charge for secondary market purchases. For the purpose of computing the sales charge, Bonds are deemed to mature on their expressed maturity dates, unless the Evaluator evaluates the price of the Bonds to a different date, such as a call date or a mandatory tender date, in which case the maturity will be deemed to be such other date. This method of computing the sales charge will apply different sales charge rates to each Bond in the Trust depending on the maturity of each Bond in accordance with the following schedule:

                                             Secondary Market Period
                                                  Sales Charge

                                                               Percentage
                                   Percentage of                 of Net
 Years to Maturity Per Bond    Public Offering Price         Amount Invested

    0 Months to 2 Years               1.0%                       1.010%
    2 but less than 3                 2.0%                       2.091%
    3 but less than 4                 3.0%                       3.093%
    4 but less than 8                 4.0%                       4.167%
    8 but less than 12                5.0%                       5.363%
    12 but less than 15               5.5%                       5.820%
    15 or more                        5.9%                       6.270%

     A minimum sales charge of 1.0% of the Public Offering Price is applied to all secondary market unit purchases. There is no reduction of the sales charge for volume purchases in secondary market transactions.

     A proportionate share of accrued and undistributed interest on the Securities at the date of delivery of the Units to the purchaser is also added to the Public Offering Price.

     Unless Securities are in default in payment of principal or interest or in significant risk of such default, the Evaluator will not attribute any value to the Units due to the insurance obtained by the Trust. See also "Rights of Unit Holders--Certificates" and "Rights of Unit Holders--Redemption" for information relating to redemption of Units. The Evaluator

                                     - 17 -
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will consider in its evaluation of Defaulted Bonds which are covered by insurance obtained by the Trust the value of the insurance guaranteeing interest and principal payments as well as the market value of the Securities and the market value of similar securities of issuers whose securities, if identifiable, carry identical interest rates and maturities and are of creditworthiness comparable to the issuer prior to the default or risk of default. If such other securities are not identifiable, the Evaluator will compare prices of securities with substantially identical interest rates and maturities and of a creditworthiness of minimum investment grade. As to Series 18 and subsequent Series, the value of the insurance will be equal to the difference between (i) the market value of Defaulted Bonds assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance and the related custodial fee) and (ii) the market value of such Defaulted Bonds not covered by Permanent Insurance. In any case the Evaluator will consider the ability of the Insurer to meet its commitments under the Trust's insurance policy and, in the case of Series 18 and subsequent Series, MBIA's or MBIAC's commitment to issue Permanent Insurance. For a description of the circumstances under which a full or partial suspension of the right of Unit holders to redeem their Units may occur, see "Rights of Unit Holders--Redemption."

     It is the present intention of the Trustee (and, in the case of Series 18 and subsequent Series, assuming the Trustee does not exercise the right to obtain Permanent Insurance on any Defaulted Bonds), so long as the Trust contains either some Bonds not in default or any Pre-insured Bonds, not to sell Defaulted Bonds to effect redemptions or for any other reason but rather to retain them in the portfolio BECAUSE VALUE ATTRIBUTABLE TO THE INSURANCE OBTAINED BY THE TRUST CANNOT BE REALIZED UPON SALE. Insurance obtained by the issuer of a Pre-insured Bond, or by some other party, is effective so long as such Pre-insured Bond is outstanding and the insurer of such Bond continues to fulfill its obligations. Therefore, any such insurance may be considered to represent an element of market value in regard to the Pre-insured Bond, but the exact effect, if any, of this insurance on such market value cannot be predicted. Regardless of whether the insurer of a Pre-insured Bond continues to fulfill its obligations, however, such Bond will in any case continue to be insured under the policy obtained by the Trust from the Insurer as long as the Bond is held in the Trust.

     Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge discussed above is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions, and banking regulators have not indicated that these particular agency transactions are not permitted under such Act.

Market for Units

     Although they are not obligated to do so, the Sponsors have maintained and intend to continue to maintain a market for the Units and to continuously offer to purchase Units at prices based on the aggregate bid price of the Securities. The Sponsors' Repurchase Price shall be not less than the Redemption Price plus accrued interest through the expected date of settlement. See "Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit." There is no sales charge incurred when a Unit holder sells Units back to the Sponsors. Any Units repurchased by the Sponsors may be reoffered to the public by the Sponsors at the Public Offering Price at the time, plus accrued interest.

     If the supply of Units of any Series exceeds demand, or for some other business reason, the Sponsors may discontinue purchases of Units of such Series at prices based on the aggregate bid price of the Securities. The

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Sponsors do not in any way guarantee the enforceability, marketability or price of any Security in the portfolio or of the Units of the Trust. In the event that a market is not maintained for the Units, a Unit holder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the Redemption Price, which is based upon the aggregate bid price of the underlying Securities. The aggregate bid price of the Securities in the Trust may be expected to be less than the aggregate offering price. If a Unit holder wishes to dispose of his Units, he should inquire of the Sponsors as to current market prices prior to making a tender for redemption to the Trustee. See "Rights of Unit Holders--Redemption" and "Sponsors."

     Employees (and their immediate families) of the Sponsors may, pursuant to employee benefit arrangements, purchase Units of the Trust at a price equal to the bid side evaluation of the underlying securities in the Trust, divided by the number of Units outstanding. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsors' secondary market, so long as it is being maintained.

Distribution of Units

     The Sponsors are the sole underwriters of the Units. It is the Sponsors' intention to effect a public distribution of the Units solely through their own organizations. Units may, however, be sold to dealers who are members of the National Association of Securities Dealers, Inc. at a discount. Such discount is subject to change from time to time by the Agent for the Sponsors. Sales will be made only with respect to whole Units, and the Sponsors reserve the right to reject, in whole or in part, any order for the purchase of Units. It is the Sponsors' intention to continue to qualify Units of the Trust for sale where such qualification is necessary. In maintaining a market for the Units (see "Public Offering--Market for Units"), the Sponsors will realize profits or sustain losses in the amount of any difference between the price at which they buy Units and the price at which they resell such Units (the Public Offering Price described in the currently effective Prospectus which includes the sales charge set forth in Part I of this Prospectus under "Summary of Essential Financial Information") or the price at which they may redeem such Units (based upon the aggregate bid side evaluation of the Securities), as the case may be, and to the extent that they earn sales charges on resales.

ESTIMATED CURRENT RETURN AND ESTIMATED LONG-TERM RETURN TO UNIT HOLDERS

     Units of the Trust are offered on a "dollar price" basis. In contrast, tax-exempt bonds customarily are offered on a "yield price" basis. Therefore, the rate of return on each Unit is measured in terms of both Estimated Current Return and Estimated Long-Term Return. Estimated Current Return based on the Public Offering Price per Unit and Estimated Long-Term Return per Unit and information regarding estimated monthly and semi-annual distributions of interest to Unit holders are set forth under "Summary of Essential Financial Information" in Part I of this Prospectus.

     Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Net Interest Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with principal prepayment, redemption, maturity, exchange or sale of Bonds. The Public Offering Price per Unit will vary with changes in the offering price of the Bonds. Estimated Current Return takes into account only the interest payable on the Bonds and does not involve a computation of yield to maturity or to an earlier redemption date nor does it reflect any amortization of premium or discount from par value in the Bond's

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purchase price. Moreover, because interest rates on bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable ratings, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity. Therefore, there is no assurance that the Estimated Current Return as set forth under "Summary of Essential Financial Information" in Part I of this Prospectus will be realized in the future.

     Estimated Long-Term Return is calculated using a formula that (i) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (taking into account the amortization of premiums and the accretion of discounts) and estimated retirements of all the Bonds in the portfolio and (ii) takes into account the expenses and sales charge associated with each Unit of the Trust. The Estimated Long-Term Return assumes that each Bond is retired on its pricing life date (i.e., that date which produces the lowest dollar price when yield price calculations are done for each optional call date and the maturity date of a callable security). If the Bond is retired on any optional call or maturity date other than the pricing life date, the yield to the holder of that Bond will be greater than the initial quoted yield. Since the market values and estimated retirements of the Bonds, the expenses of the Trust and the Net Annual Interest Income and Public Offering Price per Unit may change, there is no assurance that the Estimated Long-Term Return as set forth under "Summary of Essential Financial Information" in Part I of this Prospectus will be realized in the future.

INSURANCE ON THE BONDS

     Insurance guaranteeing the timely payment, when due, of all principal and interest on the Bonds in the Trust has been obtained from the Insurer by the Trust. The Insurer has issued a policy of insurance covering each of the Bonds in the Trust, including Pre-insured Bonds. As to each Trust, the Insurer shall not have any liability under the policy with respect to any Bonds which do not constitute part of the Trust. In determining to insure the Bonds, the Insurer has applied its own respective standards which generally correspond to the standards it has established for determining the insurability of new issues of municipal bonds.


     By the terms of its policy, the Insurer unconditionally guarantees to the Trust the payment, when due, required of the issuer of the Bonds of an amount equal to the principal of (either at the stated maturity or by any advancement of maturity pursuant to a mandatory sinking fund payment) and interest on the Bonds as such payments shall become due but not paid. Except as provided below with respect to small issue industrial development Bonds and pollution control revenue Bonds, in the event of any acceleration of the due date of principal by reason of mandatory or optional redemption (other than mandatory sinking fund redemption), default or otherwise, the payments guaranteed will be made in such amounts and at such times as would have been due had there not been an acceleration. The Insurer will be responsible for such payments less any amounts received by the Trust from any trustee for the Bond issuers or from any other source. The policy issued by the Insurer does not guarantee payment on an accelerated basis, the payment of any redemption premium or the value of the Units. The MBIA and MBIAC policies also do not insure against nonpayment of principal of or interest on the Bonds resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the Bonds. With respect to small issue industrial development Bonds and pollution control revenue Bonds, however, MBIA Inc. and MBIA Corp., respectively, guarantee the full and complete payments required to be made by or on behalf of an issuer of such Bonds if there occurs pursuant to the terms of the Bonds an event which results in the loss of the tax-exempt status of interest on such Bonds, including principal, interest or premium payments payable thereon, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such Bonds. No assurance can be


                                     - 20 -
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given that the policy issued by the Insurer would insure the payment of principal or interest on Bonds which is not required to be paid by the issuer thereof because the Bonds were not validly issued. At the respective times of issuance of the Bonds, opinions relating to the validity thereof were rendered by bond counsel to the respective issuing authorities.


     The insurance policy relating to the Trust is non-cancelable and will continue in force so long as the Trust is in existence and the Securities described in the policy continue to be held in and owned by the Trust. Failure to pay premiums on the policy obtained by the Trust will not result in the cancellation of insurance but will force the Insurer to take action against the Trustee to recover premium payments due it. The Trustee in turn will be entitled to recover such payments from the Trust.

     The policy issued by the Insurer shall terminate as to any Bond which has been redeemed from or sold by the Trustee on the date of such redemption or on the settlement date of such sale, and the Insurer shall not have any liability under the policy as to any such Bond thereafter. If the date of such redemption or the settlement date of such sale occurs between a record date and a date of payment of any such Bonds, any MBIA Inc. or MBIA Corp. policy will terminate as to such Bond on the business day next succeeding such date of payment. The termination of a MBIA Inc. or MBIA Corp. policy as to any Bond shall not affect MBIA Inc.'s or MBIA Corp.'s obligations regarding any other Bond in such Trust or any other Trust which has obtained a MBIA Inc. or MBIA Corp. insurance policy. The policy issued by the Insurer will terminate as to all Bonds on the date on which the last of the Bonds matures, is redeemed or is sold by the Trust.

     Pursuant to an irrevocable commitment of the Insurer, the Trustee upon the sale of a Bond in the Trust has the right to obtain permanent insurance with respect to such Bond (i.e., insurance to maturity of the Bonds) (the "Permanent Insurance") upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in such Series of the Trust is eligible to be sold on an insured basis. It is expected that the Trustee will exercise the right to obtain Permanent Insurance for a Bond in the Trust upon instruction from the Sponsors only if upon such exercise the Trust would receive net proceeds (sale of Bond proceeds less the insurance premium attributable to the Permanent Insurance and the related custodial fee) from such sale in excess of the sale proceeds if such Bond was sold on an uninsured basis.


     The Permanent Insurance premium with respect to each Bond is determined based upon the insurability of each Bond as of the Date of Deposit and will not be increased or decreased for any change in the creditworthiness of such Bond unless such Bond is in default as to payment of principal and/or interest. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the Date of Deposit and payable from the proceeds of the sale of such Bond.


     Except as indicated below, insurance obtained by the Trust has no effect on the price or redemption value of Units thereof. It is the present intention of the Evaluator to attribute a value to the insurance obtained by the Trust (including the right to obtain Permanent Insurance) for the purpose of computing the price or redemption value of Units thereof only if the Bonds covered by such insurance are in default in payment of principal or interest or, in the Sponsors' opinion, in significant risk of such default ("Defaulted Bonds"). The value of the insurance will be equal to the difference between (1) the market value of a Bond which is in default in payment of principal or interest or a significant risk of default assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance and the related custodial fee) and (2) the market value of such Bonds not covered by Permanent Insurance. Insurance


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obtained by the issuer of a Bond or by parties other than the Trust is effective so long as such Pre-insured Bond is outstanding and the insurer of such Pre-insured Bond continues to fulfill its obligations.

     Regardless of whether the insurer of a Pre-insured Bond continues to fulfill its obligations, however, such Bond will continue to be insured under the policy obtained by the Trust from MBIA or MBIAC as long as the Bond is held in the Trust. Insurance obtained by the issuer of a Bond or by other parties may be considered to represent an element of market value in regard to the Bonds thus insured, but the exact effect, if any, of this insurance on such market value cannot be predicted.

     In the event that interest on or principal of a Bond is due for payment but is unpaid by reason of nonpayment by the issuer thereof, the Insurer will make payments to its fiscal agent, as identified in the insurance policy (the "Fiscal Agent"), equal to such unpaid amounts of principal and interest not later than one business day after the Insurer has been notified by the Trustee that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Trustee the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (1) evidence of the Trust's right to receive payment of such principal and interest and (2) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the Insurer. Upon payment by the Insurer of any principal or interest payments with respect to any Bonds, the Insurer shall succeed to the rights of the owner of such Bonds with respect to such payment.


     Municipal Bond Insurance Association ("MBIA", also known as the "Association") is an association of five insurance companies which joined together to insure severally (and not jointly) new issues of municipal bonds. Each insurance company comprising MBIA will be severally and not jointly obligated under the MBIA policy in the following respective percentages: The Aetna Casualty and Surety Company, 33%; Fireman's Fund Insurance Company, 30%; The Travelers Indemnity Company, 15%; Aetna Insurance Company*, 12%; and The Continental Insurance Company, 10%. As a several obligor, each such insurance company will be obligated only to the extent of its percentage of any claim under the MBIA policy and will not be obligated to pay any unpaid obligation of any other member of MBIA. Each insurance company's participation is backed by all of its assets. However, each insurance company is a multiline insurer involved in several lines of insurance other than municipal bond insurance, and the assets of each insurance company also secure all of its other insurance policy and surety bond obligations.

     Some of the members of the Association are among the shareholders of MBIA, Inc. MBIA, Inc. is the parent of MBIA Insurance Corporation (formerly known as Municipal Bond Investors Assurance Corporation) ("MBIA Corp.") and is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Corp. commenced municipal bond insurance operations on January 5, 1987. MBIA Corp. is a separate and distinct entity from the Association. MBIA Corp. has no liability to the bondholders for the obligations of the Association.

     The following table sets forth certain financial information with respect to the five insurance companies comprising MBIA. The statistics, which have been furnished by MBIA, are as reported by the insurance companies to the New York State Insurance Department and are determined in accordance with statutory accounting principals. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material


--------
*    Now known as Cigna Property and Casualty Company.

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




adverse changes in such information subsequent to the date thereof. In addition, these numbers are subject to revision by the New York State Insurance Department which, if revised, could either increase or decrease the amounts.

                 MUNICIPAL BOND INSURANCE ASSOCIATION ("MBIA")
                   FIVE MEMBER COMPANIES ASSETS, LIABILITIES
                           AND POLICYHOLDERS' SURPLUS
                              AS OF MARCH 31, 1995
                                (000's omitted)


                                      New York     New York     New York
                                      Statutory    Statutory    Policyholder's
                                      Assets       Liabilities  Surplus

The Aetna Casualty & Surety Company   $10,225,604  $ 8,312,158  $1,913,446
Fireman's Fund Insurance Company        7,126,217    5,116,059   2,010,158
The Travelers Indemnity Company        10,461,356    8,654,130   1,807,226
Cigna Property and Casualty Company     4,260,177    3,637,513     622,664
  (Formerly Aetna Insurance Company)
The Continental Insurance Company       3,060,583    2,380,723     679,860
                                      -----------  -----------  ----------

   TOTAL                              $35,133,937  $28,100,583  $7,033,354


     MBIA Corp. is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA Corp. has two European branches, one in the Republic of France and the other in the Kingdom of Spain.

     As of June 30, 1996, MBIA Corp. had admitted assets of $4.2 billion (unaudited), total liabilities of $2.8 billion (unaudited), and total capital and surplus of $1.4 billion (unaudited) prepared in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1995, MBIA Corp. had admitted assets of $3.8 billion (audited), total liabilities of $2.5 billion (audited), and total capital and surplus of $1.3 billion (audited).

     As of the Evaluation Date, the claims-paying ability of MBIA Corp. has been rated "AAA" by Standard & Poor's and "Aaa" by Moody's.


     No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the date thereof. The Sponsors are not aware that the information herein is inaccurate or incomplete as of the date hereof.


     The contract of insurance relating to the Trust and the negotiations in respect thereof and certain agreements relating to Permanent Insurance represent the only significant relationship between the Insurer and the Trust. Otherwise, neither the Insurer nor any associate thereof has any material business relationship, direct or indirect, with the Trust or the Sponsors, except that the Sponsors may from time to time in the normal course of their business participate as underwriters or as managers or as members of underwriting syndicates in the distribution of new issues of municipal bonds for which a policy of insurance guaranteeing the payment of interest and principal has been obtained from the Insurer, and except that James A. Lebenthal, Chairman of the Board of Directors of Lebenthal & Co., Inc., is a director of MBIA Inc. Although all issues contained in the portfolio of the

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



Trust are individually insured, neither the Trust, the Units nor the portfolio is insured directly or indirectly by the Insurer.

     A purpose of the insurance on the Bonds in the portfolio obtained by the Trust is to obtain a higher yield on the Trust portfolio than would be available if all the Securities in such portfolio had Standard & Poor's "AAA" rating and/or Moody's "Aaa" rating but were uninsured and yet at the same time to have the protection of insurance of payment of interest and principal on the Securities. There is, of course, no certainty that this result will be achieved. Any Pre-insured Bonds in the Trust (all of which are rated "AAA" by Standard & Poor's and/or "Aaa" by Moody's, respectively) may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's and/or "Aaa" by Moody's, respectively.


     Because the Securities are insured by the Insurer as to the payment of principal and interest, Moody's has assigned a rating of "Aaa" to all of the Bonds in the Trust, as insured, and Standard & Poor's has assigned its "AAA" investment rating to the Units and Bonds in the Trust. See "Tax Exempt Bond Portfolio" in Part I of this Prospectus. These ratings apply to the Bonds only while they are held in the Trust. The obtaining of these ratings by the Trust should not be construed as an approval of the offering of the Units by Standard & Poor's or Moody's or as a guarantee of the market value of the Trust or of the Units. These ratings are not a recommendation to buy, hold or sell and do not take into account the extent to which Trust expenses or portfolio asset sales for less than the Trust's acquisition price will reduce payment to the Unit holders of the interest or principal.


TAX STATUS (See also "Tax Status" in Part I of this Prospectus)

     Interest income on the Bonds contained in the Trust portfolio is, in the opinion of bond counsel to the issuing governmental authorities, which opinion was rendered at the time of original issuance of the Bonds, excludible from gross income under the Internal Revenue Code of 1954, as amended (the "1954 Code"), or the Internal Revenue Code of 1986, as amended (the "Code"), depending upon the date of issuance of the Bonds in any particular Series. See "The Trust--Portfolio."

     Gain (or loss) realized on a sale, maturity or redemption of the Bonds or on a sale or redemption of a Unit is, however, includible in gross income as capital gain (or loss) for Federal, state and local income tax purposes, assuming that the Unit is held as a capital asset. Such gain (or loss) does not include any amount received in respect of accrued interest. In addition, such gain (or loss) may be long- or short-term, depending on the holding period of the Units. Bonds selling at a market discount tend to increase in market value as they approach maturity when the principal amount is payable, thus increasing the potential for taxable gain (or reducing the potential for loss) on their redemption, maturity or sale. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. The deductibility of capital losses is limited to the amount of capital gain; in addition, up to $3,000 of capital losses of non-corporate Unit holders may be deducted against ordinary income. Since the proceeds from sales of Bonds, under certain circumstances, may not be distributed pro-rata, a Unit holder's taxable income for any year may exceed the actual cash distributions to the Unit holder in that year.


     Among other things, the Code provides for the following: (1) interest on certain private activity bonds issued after August 7, 1986 is included in the calculation of the individual's alternative minimum tax (currently taxed at a rate of up to 28%); none of the Bonds in the Trust is a private activity bond, the interest on which is subject to the alternative minimum tax; (2) interest on certain private activity bonds issued after

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August 7, 1986 is included in the calculation of the corporate alternative minimum tax and 75% of the amount by which adjusted current earnings (including interest on all tax-exempt bonds, such as the Bonds) exceed alternative minimum taxable income, as modified for this calculation, will be included in alternative minimum taxable income. Interest on the Bonds is includible in the adjusted current earnings of a corporation for purposes of such alternative minimum tax. The Code does not otherwise require corporations, and does not require taxpayers other than corporations, including individuals, to treat interest on the Bonds as an item of tax preference in computing an alternative minimum tax; (3) subject to certain exceptions, no financial institution is allowed a deduction for that portion of the institutions's interest expense allocable to tax-exempt interest on tax-exempt bonds acquired after August 7, 1986; (4) the amount of the deduction allowed to property and casualty insurance companies for underwriting loss is decreased by an amount determined with regard to tax-exempt interest income and the deductible portion of dividends received by such companies; (5) all taxpayers are required to report for informational purposes on their Federal income tax returns the amount of tax-exempt interest they receive; (6) an issuer must meet certain requirements on a continuing basis in order for interest on a tax-exempt bond to be tax-exempt, with failure to meet such requirements resulting in the loss of tax exemption; and (7) a branch profits tax on U.S. branches of foreign corporations is implemented which, because of the manner in which the branch profits tax is calculated, may have the effect of subjecting the U.S. branch of a foreign corporation to Federal income tax on the interest on bonds otherwise exempt from such tax.


     Section 86 of the Code provides that a portion of social security benefits is includible in taxable income for taxpayers whose "modified adjusted gross income," combined with a portion of their social security benefits, exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a joint return and zero for married persons filing separate returns. Interest on tax-exempt bonds is added to adjusted gross income for purposes of determining whether an individual's income exceeds the base amount described above.

     In addition, certain "S Corporations" may be subject to minimum tax on certain passive income, including tax-exempt interest, such as interest on the Bonds.

     At the time of the original issuance of the Bonds held by the Trust, opinions relating to the validity of the Bonds and the exemption of interest thereon from regular Federal income tax were or (with respect to "when, as and if issued" Bonds) were to be rendered by bond counsel to the issuing governmental authorities. Neither the Sponsors nor their special counsel have made any review of proceedings relating to the issuance of such Bonds or the basis for bond counsel's opinions.


     In the case of certain Bonds which may be included in the Trust, the opinions of bond counsel indicate that, although interest on such Bonds is generally exempt from Federal income tax, such Bonds are "industrial development bonds" under the 1954 Code or are "private activity bonds" as that term is defined in the Code (the following discussion also applies to Bonds that are "industrial development bonds" as they are defined in the 1954 Code in terms similar to those under which private activity bonds are defined in the Code and are generally subject to the same limitations). Interest on certain qualified small issue private activity bonds is exempt from all present Federal income taxation only so long as the "principal user" of the bond-financed facility and any "related person" remain within the capital expenditure limitations imposed by Section 144(a)(4) of the Code and only so long as the aggregate private activity bond limits of Section 144(a)(10) of the Code (Sections 103(b)(6)(D) and 103(b)(15) of the 1954 Code, respectively)

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




are met. In addition, interest on private activity bonds will not be exempt from Federal income tax for any period during which such bonds are held by a "substantial user" of the facilities financed by the proceeds of such bonds (or a "related person" to such a "substantial user"). Interest attributable to such Bonds, if received by a Unit holder who is such a "substantial user" or "related person," will be taxable (i.e., not tax-exempt) to the same extent as if such Bonds were held directly as owner.

     In addition, a Bond can lose its tax-exempt status as a result of other subsequent but unforeseeable events such as prohibited "arbitrage" activities by the issuer of the Bond or the failure of the Bond to continue to satisfy the conditions required for the exemption of interest thereon from regular federal income tax. No investigation has been made as to the current or future owners or users of the facilities financed by the bonds, the amount of such persons' outstanding tax-exempt private activities bonds, or the facilities themselves, and no assurance can be given that future events will not affect the tax-exempt status of the Bonds. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.


     Under Section 265 of the Code, if borrowed funds are used by a Unit holder to purchase or carry Units of the Trust, interest on such indebtedness will not be deductible for Federal income tax purposes. Under rules used by the Internal Revenue Service, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Similar rules are applicable for purposes of state and local taxation. Also, under Section 291 of the Code, certain financial institutions that acquired Units on or before August 7, 1986 may be subject to a reduction in the amount of interest expense that would otherwise be allowable as a deduction for Federal income tax purposes. Subject to certain exceptions under
Section 265 of the Code, no deduction is allowed to a financial institution for that portion of the institution's interest expense allocable to tax-exempt interest on Units acquired after August 7, 1986. Investors with questions regarding this issue should consult their tax advisors.

     The Trust may contain Bonds issued with original issue discount. The Code requires holders of tax-exempt obligations issued with original issue discount, such as the Trust, to accrue tax-exempt original issue discount by using the constant interest method provided for the holders of taxable obligations and to increase the basis of a tax-exempt obligation by the amount of accrued tax-exempt original issue discount. These provisions are applicable to obligations issued after September 3, 1982 and acquired after March 1, 1984. The Trust's tax basis in a Bond is increased by any accrued original issue discount as is a Unit holder's tax basis in his Units. For Bonds issued on or after June 9, 1980 that are redeemed prior to maturity, the difference between the Trust's basis, as adjusted, and the amount received will be taxable gain or loss to the Unit holders.


     If a Unit holder's tax cost for his pro rata interest in a Bond exceeds his pro rata interest in the Bond's face amount, the Unit holder will be considered to have purchased his pro rata interest in the Bond at a "premium." The Unit holder will be required to amortize any premium relating to his pro rata interest in a Bond prior to the maturity of the Bond. Amortization of premium on a Bond will reduce a Unit holder's tax basis for this pro rata interest in the Bond, but will not result in any deduction from the Unit holder's income. Thus, for example, a Unit holder who purchases a pro rata interest in a Bond at a premium and resells it at the same price will recognize taxable gain equal to the portion of the premium that was amortized during the period the Unit holder is considered to have held such interest.

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



     The exemption of interest on municipal obligations for Federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or local government. Interest income derived from the Bonds is not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions. The laws of such states and local governments vary with respect to the taxation of such obligations.

     From time to time proposals have been introduced before Congress, the purpose of which is to restrict or eliminate the Federal income tax exemption for interest on debt obligations similar to the Bonds in the Trust, and it can be expected that similar proposals may be introduced in the future. The Sponsors cannot predict whether additional legislation, if any, in respect of the Federal income tax status of interest on debt obligations may be enacted and what the effect of such legislation would be on Bonds in the Trust. In addition, the enactment of a "flat tax" or other legislation that significantly alters the federal income tax system may have a material adverse effect on the value of Units. If the interest on any Bonds in the Trust should ultimately be deemed to be taxable, the Sponsors may instruct the Trustee to sell such Bonds, and, since they would be sold as taxable securities, it is expected that they would be sold at a substantial discount from current market prices.

     In South Carolina v. Baker, the U.S. Supreme Court held that the federal government may constitutionally require states to register bonds they issue and subject the interest on such bonds to federal income tax if not registered, and that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the federal government to regulate and control bonds such as the Bonds in the Trust and to tax interest on such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust in accordance with Section 103 of the Code.




RIGHTS OF UNIT HOLDERS

Certificates

     Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsors. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and accompanied by a written instrument or instruments of transfer.

     Certificates may be issued in denominations of one Unit or any multiple thereof. A Unit holder may be required to pay $2.00 per certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

Distribution of Interest and Principal

     While interest will be distributed semi-annually or monthly, depending on the method of distribution chosen, principal, including capital gains, will be distributed only semi-annually; provided, however, that, other than for purposes of redemption, no distribution need be made from the Principal Account if the balance therein is less than $1.00 per Unit then

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




outstanding, and that, if at any time the pro rata share represented by the Units of cash in the Principal Account exceeds $10.00 as of a Monthly Record Date, the Trustee shall, on the next succeeding Monthly Distribution Date, distribute the Unit holder's pro rata share of the balance of the Principal Account. Interest (semi-annually or monthly) and principal, including capital gains, if any (semi-annually), received by the Trust will be distributed on each Distribution Date to Unit holders of record of the Trust as of the preceding Record Date who are entitled to such distributions at that time under the plan of distribution chosen. All distributions will be net of applicable expenses and funds required for the redemption of Units. See "Summary of Essential Financial Information" in Part I of this Prospectus, "The Trust--Expenses and Charges" and "Rights of Unit Holders--Redemption" in Part II.


     The Trustee will credit to the Interest Account for the Trust all interest received by the Trust, including that part of the proceeds of any disposition of Securities which represents accrued interest. Other receipts of the Trust will be credited to the Principal Account for the Trust. The pro rata share of the Interest Account of the Trust and the pro rata share of cash in the Principal Account of the Trust represented by each Unit thereof will be computed by the Trustee each month as of the Record Date. See "Summary of Essential Financial Information" in Part I of this Prospectus. Proceeds received from the disposition of any of the Securities subsequent to a Record Date and prior to the next succeeding Distribution Date will be held in the Principal Account for the Trust and will not be distributed until the second succeeding Distribution Date. Because interest on the Securities is not received by the Trust at a constant rate throughout the year, any particular interest distribution may be more or less than the amount credited to the Interest Account of the Trust as of the Record Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units under the applicable plan of distribution. No distribution need be made from the Principal Account if the balance therein is less than an amount sufficient to distribute $1.00 per Unit.

     The difference between the estimated net interest accrued to the first Record Date and to the related Distribution Date is an asset of the respective Unit holder and will be realized in subsequent distributions or upon the earlier of the sale of such Units or the maturity, redemption or sale of Securities in the Trust.

     The plan of distribution selected by a Unit holder will remain in effect until changed. Unit holders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Each April, the Trustee will furnish each Unit holder a card to be returned together with the Certificate by May 15 of such year if the Unit holder desires to change his plan of distribution, and the change will become effective on May 16 of such year for the ensuing twelve months. For a discussion of redemption of Units, see "Rights of Unit Holders--Redemption--Tender of Units."

     As of the fifteenth day of each month the Trustee will deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust as of the first day of such month. See "The Trust--Expenses and Charges." The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account such amounts as may be necessary to cover redemption of Units by the Trustee. See "Rights of Unit

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



Holders--Redemption." Funds which are available for future distributions, payments of expenses and redemptions are in accounts which are non-interest bearing to the Unit holders and are available for use by the Trustee pursuant to normal banking procedures.

     Because interest on Securities in the Trust is payable at varying intervals, usually in semi-annual installments, the interest accruing to the Trust will not be equal to the amount of money received and available monthly for distribution from the Interest Account to Unit holders choosing the monthly payment plan. Therefore, on each monthly Distribution Date, the amount of interest actually deposited in the Interest Account and available for distribution may be slightly more or less than the monthly interest distribution made. In addition, because of the varying interest payment dates of the Securities constituting the Trust portfolio, accrued interest at any point in time will be greater than the amount of interest actually received by the Trust and distributed to Unit holders. Therefore, there will usually remain an item of accrued interest that is added to the value of the Units. If a Unit holder sells all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units. Similarly, if a Unit holder redeems all or a portion of his Units, the Redemption Price per Unit which he is entitled to receive from the Trustee will also include accrued interest on the Securities. Thus, the accrued interest attributable to a Unit will not be entirely recovered until the Unit holder either redeems or sells such Unit or until the Trust is terminated. See "Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit."

Expenses and Charges

     Initial Expenses


     All the expenses of creating and establishing the Trust for Series 118 and prior Series have been borne by the Sponsors, including the cost of the initial preparation, printing and execution of the Trust Agreement and the certificates for Units, legal expenses, advertising and selling expenses, expenses of the Trustee and other out-of-pocket expenses.

     All or a portion of the expenses incurred in creating and establishing the Trust for Series 119 and subsequent Series, including the cost of the initial preparation and execution of the Trust Agreement, the initial fees and expenses of the Trustee, legal expenses and other actual out-of-pocket expenses, have been paid by the Trust and will be amortized over a five year period. All advertising and selling expenses, as well as any organizational expenses not paid by the Trust, will be borne by the Sponsors at no cost to the Trust.


     Fees

     The Trustee's, Sponsor's and Evaluator's fees are set forth under "Summary of Essential Financial Information" in Part I of this Prospectus. The Sponsors' fee, if any, which is earned for portfolio supervisory services, is based on the face amount of Securities in the Trust at December 1 of each year. The Sponsors' fee, which is not to exceed the maximum amount set forth in the "Summary of Essential Financial Information" in Part I of this Prospectus, may exceed the actual costs of providing portfolio supervisory services for a particular Series, but at no time will the total amount received by the Sponsors for portfolio supervisory services rendered to all Series of Empire State Municipal Exempt Trust in any calendar year exceed the aggregate cost to them of supplying such services in such year.

     The Trustee will receive for its ordinary recurring services to the Trust an annual fee in the amount set forth in the "Summary of Essential

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



Financial Information" in Part I of this Prospectus. There is no minimum fee and, except as hereinafter set forth, no maximum fee. For a discussion of certain benefits derived by the Trustee from the Trust's funds, see "Rights of Unit Holders--Distribution of Interest and Principal." For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, reference is made to the material set forth under "Rights of Unit Holders."

     The Trustee's and Evaluator's fees are payable monthly on or before each Distribution Date and the Sponsors' annual fee is payable annually on December 1, each from the Interest Account to the extent funds are available and then from the Principal Account. These fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent." If the balances in the Principal and Interest Accounts are insufficient to provide for amounts payable by the Trust, or amounts payable to the Trustee which are secured by its prior lien on the Trust, the Trustee is permitted to sell Bonds to pay such amounts.

     Insurance Premiums

     The cost of the insurance obtained by the Trust as set forth under "Summary of Essential Financial Information" in Part I of this Prospectus is based on the aggregate amount of Bonds in the Trust as of the date of such information. The premium, which is an obligation of each respective Trust, is payable monthly by the Trustee on behalf of the Trust. As Securities in the portfolio of the Trust mature, are redeemed by their respective issuers or are sold by the Trustee, the amount of the premium will be reduced in respect of those Securities no longer owned by and held in the Trust. The Trust does not incur any premium expense for any insurance which has been obtained by an issuer of a Pre-insured Bond, since the premium or premiums for such insurance have been paid by such issuer or other party; Pre-insured Bonds, however, are additionally insured by the Trust. No premium will be paid by the Trust on Bonds which are also MBIAC Pre-insured Bonds or MBIA Pre-insured Bonds. The premium payable for Permanent Insurance and the related custodial fee will be paid solely from the proceeds of the sale of a Bond from the Trust in the event that the Trustee exercises the right to obtain Permanent Insurance on such Bond.

     Other Charges

     The following additional charges are or may be incurred by the Trust: all expenses (including audit and counsel fees) of the Trustee incurred in connection with its activities under the Trust Agreement, including annual audit expenses by independent public accountants selected by the Sponsors (so long as the Sponsors maintain a secondary market, the Sponsors will bear any audit expense which exceeds 50 cents per Unit), the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without willful misconduct, bad faith or gross negligence on its part, arising out of or in connection with its acceptance or administration of the Trust; and all taxes and other governmental charges imposed upon the Securities or any part of the Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsors, contemplated). The above expenses, including the Trustee's fee, when paid by or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Securities in order to make funds available to pay all expenses.

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Reports and Records

     The Trustee shall furnish Unit holders of the Trust in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of record a statement providing the following information: (1) as to the Interest Account: interest received (including amounts representing interest received upon any disposition of Securities and any earned original issue discount), and, if the issuers of the Securities are located in different states or territories, the percentage of such interest by such states or territories, deductions for payment of applicable taxes and for fees and expenses of the Trust (including insurance costs), redemptions of Units and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) as to the Principal Account: the dates of disposition of any Securities and the net proceeds received therefrom (including any unearned original issue discount but excluding any portion representing interest, with respect to the Trust the premium attributable to the Trustee's exercise of the right to obtain Permanent Insurance and any related custodial fee), deductions for payments of applicable taxes and for fees and expenses of the Trust, redemptions of Units, the amount of any "when issued" interest treated as a return of capital and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (4) the Redemption price per Unit based upon the last computation thereof made during such calendar year; and (5) amounts actually distributed during such calendar year from the Interest Account and from the Principal Account, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding.

     The Trustee shall keep available for inspection by Unit holders, at all reasonable times during usual business hours, books of record and account of its transactions as Trustee including records of the names and addresses of Unit holders, certificates issued or held, a current list of Securities in the portfolio of the Trust and a copy of the Trust Agreement.

Redemption

     Tender of Units

     While it is anticipated that Units can be sold in the secondary market, Units may also be tendered to the Trustee for redemption at its corporate trust office at 101 Barclay Street, New York, New York 10286, upon payment of any applicable tax. At the present time there are no specific taxes related to the redemption of the Units. No redemption fee will be charged by the Sponsors or the Trustee. Units redeemed by the Trustee will be cancelled.

     Certificates for Units to be redeemed must be delivered to the Trustee and must be properly endorsed and accompanied by a written instrument of transfer. Thus, redemption of Units cannot be effected until certificates representing such Units have been delivered to the person seeking redemption. See "Rights of Unit Holders--Certificates." Unit holders must sign exactly as their names appear on the face of the certificate with signature(s) guaranteed by an officer of a national bank or trust company, a member firm of either the New York, Midwest or Pacific Stock Exchange, or in such other manner as may be

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acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.


     By the third business day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth in Part I of this Prospectus under "Summary of Essential Financial Information" as of the next subsequent Evaluation Time. See "Redemption--Computation of Redemption Price per Unit." The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading or the next day on which there is a sufficient degree of trading in Units of the Trust, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day. For information relating to the purchase by the Sponsors of Units tendered to the Trustee for redemption at prices in excess of the Redemption Price, see "Redemption--Purchase by the Sponsors of Units Tendered for Redemption."


     Accrued interest paid on redemption shall be withdrawn from the Interest Account or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Securities in order to make funds available for redemption. Such sales, if required, could result in a sale of Securities by the Trustee at a loss. To the extent Securities are sold, the size and diversity of the Trust will be reduced.


     If the Trustee exercises the right to obtain Permanent Insurance on a Bond, such Bond will be sold from the Trust on an insured basis. In the event that the Trustee does not exercise the right to obtain Permanent Insurance on a Bond, such Bond will be sold from the Trust on an uninsured basis since the insurance obtained by the Trust covers the timely payment of principal and interest when due on the Bonds only while the Bonds are held in and owned by the Trust. If the Trustee does not exercise the right to obtain Permanent Insurance on a Defaulted Bond, to the extent that Bonds which are current in payment of interest are sold from the Trust portfolio in order to meet redemption requests and Defaulted Bonds are retained in the portfolio in order to preserve the related insurance protection applicable to said Bonds, the overall value of the Bonds remaining in the Trust will tend to diminish. See "Sponsors--Responsibility" for the effect of selling Defaulted Bonds to meet redemption requests.


     The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than weekend and holiday closings, or during which trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission by rule or regulation) an emergency exists as a result of which disposal or evaluation of the underlying Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted.

     Because insurance obtained by the Trust terminates as to Bonds which are sold by the Trustee, and because the insurance obtained by the Trust does not have a realizable cash value which can be used by the Trustee to meet redemptions of Units (assuming, in the case of Series 18 and subsequent Series, that the Trustee does not exercise the right to obtain Permanent Insurance on Defaulted Bonds), under certain circumstances the Sponsors may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units if a

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



significant portion of the Bonds in the portfolio is in default in payment of principal or interest or in significant risk of such default. No assurances can be given that the Securities and Exchange Commission will permit the Sponsors to suspend the rights of Unit holders to redeem their Units, and, without the suspension of such redemption rights when faced with excessive redemptions, the Sponsors may not be able to preserve the benefits of the Trust's insurance on Defaulted Bonds.

     Computation of Redemption Price Per Unit

     The Redemption Price per Unit is determined by the Trustee on the basis of the bid prices of the Securities in the Trust, as of the Evaluation Time stated under "Summary of Essential Financial Information" in Part I of this Prospectus on the day any such determination is made. The Redemption Price per Unit is each Unit's pro rata share, determined by the Trustee, of (1) the aggregate value of the Securities in the Trust (determined by the Evaluator as set forth below), except for those cases in which the value of insurance has been included, (2) cash on hand in the Trust, and (3) accrued and unpaid interest on the Securities as of the date of computation, less (a) amounts representing taxes or governmental charges payable out of the Trust, (b) the accrued expenses of the Trust, and (c) cash held for distribution to Unit holders of record as of a date prior to the evaluation. The Evaluator may determine the value of the Securities in the Trust (i) on the basis of current bid prices for the Securities, (ii) if bid prices are not available for any Securities, on the basis of current bid prices for comparable bonds, (iii) by appraisal, or (iv) by any combination of the above. In determining the Redemption Price per Unit, no value will be assigned to the portfolio insurance obtained by the Trust on the Bonds in the Trust unless such Bonds are in default in payment of principal or interest or in significant risk of such default. On the other hand, Pre-insured Bonds in the Trust are entitled at all times to the benefits of insurance obtained by their respective issuers so long as the Pre-insured Bonds are outstanding and the insurer continues to fulfill its obligations, and such benefits are reflected and included in the market value of Pre-insured Bonds. For a description of the situations in which the Evaluator may value the insurance obtained by the Trust, see "Public Offering--Market for Units."

     Purchase by the Sponsors of Units Tendered for Redemption

     The Trust Agreement requires that the Trustee notify the Sponsors of any tender of Units for redemption. So long as the Sponsors are maintaining a bid in the secondary market, the Sponsors, prior to the close of business on the second succeeding business day, will purchase any Units tendered to the Trustee for redemption at the price so bid by making payment therefor to the Unit holder in an amount not less than the Redemption Price on the date of tender not later than the day on which the Units would otherwise have been redeemed by the Trustee. See "Public Offering--Market for Units." Units held by the Sponsors may be tendered to the Trustee for redemption as any other Units, provided that the Sponsors shall not receive for Units purchased as set forth above a higher price than they paid, plus accrued interest.

     The offering price of any Units resold by the Sponsors will be the Public Offering Price determined in the manner provided in this Prospectus. See "Public Offering-- Offering Price." Any profit resulting from the resale of such Units will belong to the Sponsors which likewise will bear any loss resulting from a lower offering or redemption price subsequent to their acquisition of such Units.

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



Exchange Option

     The Sponsors of the Series of Empire State Municipal Exempt Trust (including the Series of Municipal Exempt Trust, the predecessor trust to Empire State Municipal Exempt Trust) (the "Trust") are offering Unit holders of those Series of the Trust for which the Sponsors are maintaining a secondary market an option to exchange a Unit of any Series of the Trust for a Unit of a different Series of the Trust being offered by the Sponsors (other than in the initial offering period) at a Public Offering Price generally based on the bid prices of the underlying Securities divided by the number of Units outstanding (see "Public Offering--Market for Units") plus a fixed sales charge of $15 per Unit (in lieu of the normal sales charge). However, a Unit holder must have held his Unit for a period of at least six months in order to exercise the exchange option or agree to pay a sales charge based on the greater of $15 per Unit or an amount which together with the initial sales charge paid in connection with the acquisition of Units being exchanged equals the normal sales charge of the Series into which the investment is being converted, determined as of the date of the exchange. Such exchanges will be effected in whole Units only. Any excess proceeds from the Units being surrendered will be returned, and the Unit holder will not be permitted to advance any new money in order to complete an exchange. The Sponsors reserve the right to modify, suspend or terminate this plan at any time without further notice to the Unit holders. In the event that the exchange option is not available to a Unit holder at the time he wishes to exercise it, the Unit holder will be immediately notified and no action will be taken with respect to his Units without further instructions from the Unit holder.

     Unit holders are urged to consult their tax advisors as to the tax consequences of exchanging Units.

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



                         AUTOMATIC ACCUMULATION ACCOUNT

     The Sponsors have entered into an arrangement (the "Plan") with Empire Builder Tax Free Bond Fund (the "Empire Builder") which permits Unit holders of the Trust to elect to have distributions from Units in the Trust automatically reinvested in shares of the Empire Builder. The Empire Builder is an open-end, non-diversified investment company whose investment objective is to seek as high a level of current income exempt from Federal income tax, New York State and New York City income taxes as is believed to be consistent with preservation of capital. It is the policy of the Empire Builder to invest primarily in debt securities the interest income from which is exempt from such taxes.

     The Empire Builder has an investment objective which differs in certain respects from that of the Trust. The bonds purchased by the Empire Builder will be of "investment grade" quality - that is, at the time of purchase by the Empire Builder, such bonds either will be rated not lower than the four highest ratings of either Moody's (Aaa, Aa, A or Baa) or Standard & Poor's (AAA, AA, A, or BBB) or will be unrated bonds which at the time of purchase are judged by the Empire Builder's investment advisor to be of comparable quality to bonds rated within such four highest grades. It is a fundamental policy of the Empire Builder that under normal market conditions at least 90% of the income distributed to its shareholders will be exempt from Federal income tax, New York State and New York City personal income taxes. However, during times of adverse market conditions when the Empire Builder is investing for temporary defensive purposes in obligations other than New York tax-exempt bonds, more than 10% of the Empire Builder's income distributions could be subject to Federal income tax, New York State income tax and/or New York City income tax, as described in the current prospectus relating to the Empire Builder (the "Empire Builder Prospectus"). Glickenhaus & Co. ("Glickenhaus"), a sponsor of the Trust, acts as the investment advisor and distributor for the Empire Builder.


     Each Unit holder may request from The Bank of New York (the "Plan Agent") a copy of the Empire Builder Prospectus describing the Empire Builder and a form by which such Unit holder may elect to become a participant ("Participant") in the Plan. Thereafter, as directed by such person, distributions on the Participant's Units will, on the applicable Distribution Date, automatically be applied as of that date by the Trustee to purchase shares (or fractions thereof) of the Empire Builder at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date, as described in the Empire Builder Prospectus. Unless otherwise indicated, new Participants in the Empire Builder Plan will be deemed to have elected the monthly distribution plan with respect to their Units. Confirmations of all transactions undertaken for each Participant in the Plan will be mailed to each such Participant by the Plan Agent indicating distributions and shares (or fractions thereof) of the Empire Builder purchased on his behalf. A Participant may at any time prior to ten days preceding the next succeeding distribution date, by so notifying the Plan Agent in writing, elect to terminate his participation in the Plan and receive future distributions on his Units in cash. There will be no charge or other penalty for such termination. The Sponsors, the Trustee, the Empire Builder and Glickenhaus, as investment advisor for Empire Builder each will have the right to terminate this Plan at any time for any reason. The reinvestment of distributions from the Trust through the Plan will not affect the income tax status of such distributions. For more complete information about investing in the Empire Builder through the Plan, including charges and expenses, request a copy of the Empire Builder Prospectus from The Bank of New York, Unit Investment Trust, P.O. Box 972, New York, New York 10269-0067. Read it carefully before you decide to participate.

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



                                                               [ALTERNATE PAGE]


                         AUTOMATIC ACCUMULATION ACCOUNT

     For Unit holders of the Trust who are clients of Lebenthal & Co., Inc., the Sponsors have entered into an arrangement (the "Plan") with Lebenthal New York Municipal Bond Fund (the "Bond Fund") which permits Unit holders of the Trust to elect to have distributions from Units in the Trust automatically reinvested in shares of the Bond Fund. The Bond Fund is an open-end, non-diversified investment company whose investment objective is to maximize current income exempt from regular Federal income tax, and from New York State and New York City income taxes, consistent with preservation of capital and with consideration given to opportunities for capital gain. It is the policy of the Bond Fund to invest primarily in long term investment grade tax-exempt securities the interest income from which is exempt from such taxes.


     The Bond Fund has an investment objective which differs in certain respects from that of the Trust. The bonds purchased by the Bond Fund will be of "investment grade" quality -- that is, at the time of purchase by the Bond Fund, such bonds either will be rated not lower than the four highest ratings of either Moody's (Aaa, Aa, A or Baa) or Standard & Poor's (AAA, A, A or BBB) or will be unrated bonds which at the time of purchase are judged by the Bond Fund's investment advisor to be of comparable quality to bonds rated within such four highest grades. It is a fundamental policy of the Bond Fund that under normal market conditions at least 80% of the income distributed to its shareholders will be exempt from regular Federal income tax, and from New York State and New York City personal income taxes. However, during times of adverse market conditions, more than 20% of the Bond Fund's income distributions could be subject to Federal income tax, New York State and/or New York City income taxes, as described in the current prospectus relating to the Bond Fund (the "Bond Fund Prospectus"). Lebenthal & Co., Inc., a sponsor of the Trust, acts as the manager and distributor for the Bond Fund.

     Each Unit holder may request from The Bank of New York (the "Plan Agent") a copy of the Bond Fund Prospectus describing the Bond Fund and a form by which such Unit holder may elect to become a participant ("Participant") in the Plan. Thereafter, as directed by such person, distributions on the Participant's Unit will, on the applicable Distribution Date, automatically be applied as of that date by the Trustee to purchase shares (or fractions thereof) of the Bond Fund at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date, as described in the Bond Fund Prospectus. Unless otherwise indicated, new Participants in the Bond Fund Plan will be deemed to have elected the monthly distribution plan with respect to their Units. Confirmations of all transactions undertaken for each Participant in the Plan will be mailed to each Participant by the Plan Agent indicating distributions and shares (or fractions thereof) of the Bond Fund purchased on his behalf. A Participant may at any time prior to ten days preceding the next succeeding distribution date, by so notifying the Plan Agent in writing, elect to terminate his participation in the Plan and receive future distributions on his Units in cash. There will be no charge or other penalty for such termination. The Sponsors, the Trustee, the Bond Fund and Lebenthal & Co. Inc., as manager for the Bond Fund, each will have the right to terminate this Plan at any time for any reason. The reinvestment of distributions from the Trust through the Plan will not affect the income tax status of such distributions. For more complete information about investing in the Bond Fund through the Plan, including charges and expenses, request a copy of the Bond Fund Prospectus from The Bank of New York, Unit Investment Trust, P.O. Box 972, New York, New York 10269-0067. Read it carefully before you decide to participate.

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



                                    SPONSORS

     Glickenhaus and Lebenthal are the Sponsors for Empire State Municipal Exempt Trust, Series 10 and all subsequent Series, including all Guaranteed Series.


     Glickenhaus, a New York limited partnership, is engaged in the underwriting and securities brokerage business and in the investment advisory business. It is a member of the New York Stock Exchange, Inc. and the National Association of Securities Dealers, Inc. and is an associate member of the American Stock Exchange. Glickenhaus acts as a sponsor for successive Series of The Glickenhaus Value Portfolios and The Municipal Insured National Trusts, and for the prior series of Empire State Municipal Exempt Trust, including those sold under the name of Municipal Exempt Trust, New York Exempt Series 1, New York Series 2 and New York Series 3. Glickenhaus, in addition to participating as a member of various selling groups of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities. The principal offices of Glickenhaus are located at 6 East 43rd Street, New York, New York 10017.


     Lebenthal, a New York corporation originally organized as a New York partnership in 1925, has been buying and selling municipal bonds for its own account as a dealer for over 67 years; Lebenthal also buys and sells securities as an agent and participates as an underwriter in public offerings of municipal bonds. It acted as a sponsor for Empire State Tax Exempt Bond Trust, Series 8 and successive Series of The Municipal Insured National Trust through Series
28. Lebenthal is registered as a broker/dealer with the Securities and Exchange Commission and various state securities regulatory agencies and is a member of the National Association of Securities Dealers, Inc. and Securities Investors Protection Corp. The principal offices of Lebenthal are located at 120 Broadway, New York, New York 10271.

Limitations on Liability

     The Sponsors are jointly and severally liable for the performance of their obligations arising from their responsibilities under the Trust Agreement, but will be under no liability to the Unit holders for taking any action or refraining from any action in good faith or for errors in judgment; nor will they be responsible in any way for depreciation or loss incurred by reason of the sale of any Bonds, except in cases of their willful misconduct, bad faith or gross negligence. See "The Trust--Portfolio" and "Sponsors--Responsibility."

Responsibility

     The Trustee shall sell, for the purpose of redeeming Units tendered by any Unit holder, and for the payment of expenses for which funds may not be available, such of the Bonds in a list furnished by the Sponsors as the Trustee in its sole discretion may deem necessary. In the event that the Trustee does not exercise the right to obtain Permanent Insurance on a Defaulted Bond or Bonds, to the extent that Bonds are sold which are current in payment of principal and interest in order to meet redemption requests and Defaulted Bonds are retained in the portfolio in order to preserve the related insurance protection applicable to said Bonds, the overall value of the Bonds remaining in the Trust's portfolio will tend to diminish. As to Series 18 and subsequent Series, in the event that the Trustee does not exercise the right to obtain Permanent Insurance on a Defaulted Bond or Bonds, except as described below and in certain other unusual circumstances for which it is determined by the Trustee to be in the best interests of the Unit holders or if there is no alternative, the Trustee is not empowered to sell Defaulted

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



Bonds for which value has been attributed for the insurance obtained by the Trust. Because of such restrictions on the Trustee, under certain circumstances the Sponsors may seek a full or partial suspension of the right of Unit holders to redeem their Units. See "Rights of Unit Holders--Redemption." The Sponsors are empowered, but not obligated, to direct the Trustee to dispose of Bonds in the event of advance refunding. It is the responsibility of the Sponsors to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new obligations in exchange and substitution for any Securities pursuant to a refunding or refinancing plan, except that the Sponsors may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsors may deem proper if the issuer is in default with respect to such Securities or in the judgment of the Sponsors the issuer will probably default with respect to such Securities in the foreseeable future.

     Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Securities originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Securities, the Trustee is required to give notice thereof to each Unit holder, identifying the obligations eliminated and the Securities substituted therefor. Except as stated in this and the preceding paragraph, the acquisition by the Trust of any securities other than the Securities initially deposited is prohibited.

     If any default in the payment of principal or interest on any Bond occurs and no provision for payment is made therefor either pursuant to the portfolio insurance with respect to the Trust or otherwise within 30 days, the Trustee is required to notify the Sponsors thereof. If the Sponsors fail to instruct the Trustee to sell or to hold such Bond within 30 days after notification by the Trustee to the Sponsors of such default, the Trustee may in its discretion sell the Defaulted Bond and not be liable for any depreciation or loss thereby incurred. See "The Trust--Insurance on the Bonds."

     The Sponsors may direct the Trustee to dispose of Bonds upon default in the payment of principal or interest, institution of certain legal proceedings or the existence of certain other impediments to the payment of Bonds, default under other documents which may adversely affect debt service, default in the payment of principal or interest on other obligations of the same issuer, decline in projected income pledged for debt service on revenue Bonds, or decline in price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsors the retention of such Bonds in a Trust would be detrimental to the interest of the Unit holders. The proceeds from any such sales will be credited to the Principal Account of the affected Trust for distribution to the Unit holders.


     Notwithstanding the foregoing, in connection with final distributions to Unit holders, if the Trustee does not exercise the right to obtain Permanent Insurance on any Defaulted Bond, because the portfolio insurance obtained by the Trust is applicable only while Bonds so insured are held by the Trust, the price to be received by the Trust upon the disposition of any such Defaulted Bond will not reflect any value based on such insurance. Therefore, in connection with any liquidation with respect to a Trust, it shall not be necessary for the Trustee to, and the Trustee does not currently intend to, dispose of any Bonds if retention of such Bonds, until due, shall be deemed to be in the best interest of Unit holders, including, but not limited to, situations in which Bonds so insured are in default and situations in which Bonds so insured have a deteriorated market price resulting from a significant risk of default. Since the Pre-insured Bonds will reflect the value of the insurance obtained by the Bond issuer, it is the present intention of the Sponsors not to direct the Trustee to hold any Pre-

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



insured Bonds after the date of termination. All proceeds received, less applicable expenses, from insurance on Defaulted Bonds not disposed of at the date of termination will ultimately be distributed to Unit holders of record as of such date of termination as soon as practicable after the date such Defaulted Bonds become due and applicable insurance proceeds have been received by the Trustee. See "Summary of Essential Financial Information" in Part I of this Prospectus.

Agent for Sponsors

     The Sponsor named as Agent for Sponsors under "Summary of Essential Information" in Part I of this Prospectus has been appointed by the other Sponsor as agent for purposes of taking action under the Trust Agreement. In those Trusts for which there is a sole Sponsor, references herein to the Agent for Sponsors shall be deemed to refer to such sole Sponsor. If the Sponsors are unable to agree with respect to action to be taken jointly by them under the Trust Agreement and they cannot agree as to which Sponsor shall act as sole Sponsor, then the Agent for Sponsors shall act as sole Sponsor. If one of the Sponsors fails to perform its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, that Sponsor is automatically discharged under the Trust Agreement and the other Sponsor acts as the Sponsors.

Resignation

     Any Sponsor may resign at any time provided that at the time of such resignation one remaining Sponsor maintains a net worth of $1,000,000 and all the remaining Sponsors are agreeable to such resignation. Concurrent with or subsequent to such resignation, a new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If, at any time, only one Sponsor is acting under the Trust Agreement and that Sponsor shall resign or fail to perform any of its duties thereunder or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may appoint a successor sponsor or terminate the Trust Agreement and liquidate the Trust.

Financial Information


     At September 30, 1995, the total partners' capital of Glickenhaus was $146,106,000 (audited); and at March 31, 1996, the total stockholders' equity of Lebenthal was $4,518,542 (audited).


     The foregoing information with regard to the Sponsors relates to the Sponsors only, and not to any series of Empire State Municipal Exempt Trust. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsors and their ability to carry out their contractual obligations shown herein. More comprehensive financial information can be obtained upon request from any Sponsor.


                                    TRUSTEE


     The Trustee is The Bank of New York, a trust company organized under the laws of New York, having its offices at 101 Barclay Street, New York, New York 10286, (800) 221-7771. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. The Trustee must be a corporation organized under the laws of the United States or the State of New York, which is authorized

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



under such laws to exercise corporate trust powers, and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000 and its principal office and place of business in the Borough of Manhattan, New York City. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of any Series of the Trust.

Limitations on Liability

     The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any moneys, Securities or certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except in cases of its willful misconduct, bad faith, gross negligence or reckless disregard for its obligations and duties. In addition, the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. See "The Trust--Portfolio."

Responsibility

     For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Unit Holders," "Sponsors--Responsibility" and "Sponsors--Resignation."

Resignation

     By executing an instrument in writing and filing the same with the Sponsors, the Trustee and any successor may resign. In such an event the Sponsors are obligated to appoint a successor trustee as soon as possible. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, or, in the case of Series 11 and subsequent Series, if the Sponsors deem it to be in the best interest of the Unit holders, the Sponsors may remove the Trustee and appoint a successor as provided in the Trust Agreement. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If, upon resignation or removal of a trustee, no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.


                                   EVALUATOR

     The Evaluator is Muller Data Corporation, a New York corporation, with main offices at 395 Hudson Street, New York, New York 10014. Muller Data Corporation is a wholly owned subsidiary of Thomson Publishing Corporation, a Delaware corporation.

Limitations on Liability

     The Trustee and the Sponsors may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsors or the Unit holders for errors in judgement. This provision shall

                                     - 39 -
C/M:  279831.6
not protect the Evaluator in cases of its willful misconduct, bad faith, gross negligence or reckless disregard of its obligations and duties.

Responsibility

     The Trust Agreement requires the Evaluator to evaluate the Securities on the basis of their bid prices on each business day after the initial offering period, when any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsors. For information relating to the responsibility of the Evaluator to evaluate the Securities on the basis of their offering prices, see "Public Offering--Offering Price."

Resignation

     The Evaluator may resign or may be removed by the Sponsors and the Trustee, and the Sponsors and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


                AMENDMENT AND TERMINATION OF THE TRUST AGREEMENT

     The Sponsors and the Trustee have the power to amend the Trust Agreement without the consent of any of the Unit holders when such an amendment is (1) to cure any ambiguity or to correct or supplement any provision of the Trust Agreement which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders; and the Sponsors and the Trustee may amend the Trust Agreement with the consent of the holders of certificates evidencing 66-2/3% of the Units then outstanding, provided that no such amendment will reduce the interest in a Trust of any Unit holder without the consent of such Unit holder or reduce the percentage of Units required to consent to any such amendment without the consent of all the Unit holders. In no event shall the Trust Agreement be amended to increase the number of Units issuable thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Bonds initially deposited in the Trust, except in accordance with the provisions of the Trust Agreement. In the event of any amendment, the Trustee is obligated to notify promptly all Unit holders of the substance of such amendment.


     The Trust shall terminate upon the maturity, redemption, sale or other disposition, as the case may be, of the last of the Securities. The Trustee shall notify all Unit holders when the value of the Trust as shown by any evaluation is less than $2,000,000 or less than 20% of the value of the Trust as of the Date of Deposit, whichever is lower, at which time the Trust may be terminated (i) by the consent of the holders of 66-2/3% of the Units or (ii) by the Trustee; provided, however, that upon affirmative written notice of their opportunity to object to such termination and to the Sponsors and the holders of at least 33-1/3% of the Units do not instruct the Trustee not to terminate the Trust. In no event, however, may the Trust continue beyond the Mandatory Termination Date set forth in Part I of this Prospectus under "Summary of Essential Financial Information"; provided, however, that prior to the Mandatory Termination Date the Trustee shall not dispose of any Bonds if the retention of such Bonds, until due, shall be deemed to be in the best interest of the Unit holders of the affected Trust. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders. Within a reasonable period after termination, the Trustee will sell any remaining Securities and, after paying all expenses and charges incurred


                                     - 40 -
C/M:  279831.6
by the Trust, will distribute to each Unit holder, upon surrender for cancellation of his certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Accounts of the Trust.


                                 LEGAL OPINIONS


     Certain legal matters have been passed upon by Hall, McNicol, Hamilton & Clark, The News Building, 220 East 42nd Street, New York, New York 10017, as counsel for the Sponsors as to Series 1 through 8, by Brown & Wood, One World Trade Center, New York, New York 10048, as special counsel for the Sponsors as to Series 9 through 64 and by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022 as special counsel for the Sponsors as to Series 65 and subsequent Series of Empire State Municipal Exempt Trust, Guaranteed Series. Kroll & Tract, 520 Madison Avenue, New York, New York 10022, acts as counsel for the Trustee.



                                    AUDITORS


     The financial statements of the Trust included in Part I of this Prospectus for the periods ended July 31, 1996 and July 31, 1995 have been audited by Goldstein Golub Kessler & Company, P.C., independent certified public accountants, and for the period ended July 31, 1994 have been audited by BDO Seidman, LLP, independent certified public accountants, as stated in their reports with respect thereto, and are included therein in reliance upon such reports given upon the authority of these firms as experts in accounting and auditing.



                          DESCRIPTION OF BOND RATINGS

     A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees. The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     II.  Nature of and provisions of the obligation;

     III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


                                     - 41 -
C/M:  279831.6

          AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

          AA: Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

          A: Bonds rated "A" have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

          BBB: Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

          BB, B, CCC, CC: Bonds rated "BB," "B," "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

          NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

          SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest.

          SP-3: Speculative capacity to pay principal and interest.


     *Moody's rating. A summary of the meaning of the applicable rating symbols as published by Moody's follows:


          Aaa: Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are

                                     - 42 -
C/M:  279831.6
     generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          A: Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds which are rated "Baa" are considered as medium grade obligations; i.e, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

          Con.(...): Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction,
     (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Moody's applies numerical modifiers "1," "2" and "3" in each rating classification from "Aa" through "B" in its corporate rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the security ranks in the lower end of its generic rating category.


                                     - 43 -
C/M:  279831.6



                                                                 --------------------------------------------------------------

This Prospectus contains information concerning the
Trust and the Sponsors, but does not contain all the
information set forth in the registration statements                                      EMPIRE STATE
and exhibits relating thereto, which the Trust has filed                             MUNICIPAL EXEMPT TRUST
with the Securities and Exchange Commission, Washington,
D.C. under the Securities Act of 1933 and the Investment
Company Act of 1940, and to which reference is hereby made.                              GUARANTEED SERIES

-------------------------------------------------------

                                                                                        PROSPECTUS, PART II
                           INDEX
-------------------------------------------------------


                                                      Page                                    Sponsors:


THE TRUST..............................................  1
                                                                                          GLICKENHAUS & CO.
PUBLIC OFFERING........................................ 17                               6 East 43rd Street
                                                                                      New York, New York 10017
ESTIMATED CURRENT RETURN                                                                   (212)E953-7532
AND ESTIMATED LONG-TERM
RETURN TO UNIT HOLDERS................................. 19
                                                                                        LEBENTHAL & CO., INC.
INSURANCE ON THE BONDS................................. 20                                  120 Broadway
                                                                                       New York, New York 10271
TAX STATUS............................................. 24                                 (212)425-6116

RIGHTS OF UNIT HOLDERS................................. 27

AUTOMATIC ACCUMULATION ACCOUNT......................... 35

SPONSORS............................................... 36

TRUSTEE................................................ 38

EVALUATOR.............................................. 39
                                                                                      AMENDMENT AND TERMINATION
OF THE TRUST AGREEMENT................................. 40

LEGAL OPINIONS......................................... 41

AUDITORS............................................... 41

DESCRIPTION OF BOND RATINGS............................ 41


-------------------------------------------------------


No person is authorized to give any information or to make any representations not contained in this Prospectus and any information or representation not contained herein must not be relied upon as having been authorized by the Trust or the Sponsors. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

-------------------------------------------------------          --------------------------------------------------------------


C/M:  279831.6

                                    PART II

                      ADDITIONAL INFORMATION NOT REQUIRED
                                 IN PROSPECTUS

                      CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statements on Form S-6 comprises the following papers and documents:

The facing sheet on Form S-6.
The Cross-Reference Sheet.
The Prospectus.
Signatures.
Written Consent of the following persons:
      Consents of Independent Auditors.
      Consent of Counsel (previously filed)
      Consent of the Evaluator including Confirmation of Ratings (included in Exhibit 99.5.1).

The following exhibits:


*99.5.1  --       Consent of the Evaluator including Confirmation of
                  Ratings and Affirmation Letter of Standard & Poor's.

99.6.1   --       Copies of Powers of Attorney of General Partners of
                  Glickenhaus & Co. (filed as Exhibit 6.1 to Form S-6
                  Registration Statement No. 33-64155 of Glickenhaus Value
                  Portfolios, The 1996 Equity Collection on November 13, 1995, and incorporated herein by reference).


99.6.2   --       Copies of Powers of Attorney of Directors and certain
                  officers of Lebenthal & Co., Inc. (filed as Exhibit 6.2 to
                  Amendment No. 1 to Form S-6 Registration Statement No.
                  33-55385 of Empire State Municipal Exempt Trust, Guaranteed
                  Series 109 on November 2, 1994, and incorporated herein by reference).

*27    --         Financial Data Schedule (for EDGAR filing only).

--------
*    Being filed by this Amendment.


                                    II-1
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



                                  SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, the registrants, Empire State Municipal Exempt Trust, Guaranteed Series 87, Guaranteed Series 88, Guaranteed Series 89, Guaranteed Series 90 and Guaranteed Series 91 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of November, 1996.



                  EMPIRE STATE MUNICIPAL EXEMPT TRUST,
                  GUARANTEED SERIES 87, GUARANTEED SERIES 88,
                  GUARANTEED SERIES 89, GUARANTEED SERIES 90
                  AND GUARANTEED SERIES 91
                  (Registrants)

                  GLICKENHAUS & CO.
                        (Depositor)


                  By:   /s/ BRIAN C. LAUX
                        Brian C. Laux
                        (Authorized Signatory)

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name                   Title                              Date


ALFRED FEINMAN*        General Partner              )  November 25, 1996
                                                    )
                                                    )
SETH M. GLICKENHAUS*   General Partner,             )
                       Chief Investment Officer     )
                                                    ) By:/s/ BRIAN C. LAUX
STEVEN B. GREEN*       Chief Financial Officer      )    Brian C. Laux
                                                    )    Attorney-in-Fact*
                                                    )


---------------


* Executed copies of Powers of Attorney were filed as Exhibit 6.1 to Registration Statement No. 33-64155 on November 13, 1995.


                                    II-2
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



                                  SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, the registrants, Empire State Municipal Exempt Trust, Guaranteed Series 87, Guaranteed Series 88, Guaranteed Series 89, Guaranteed Series 90 and Guaranteed Series 91 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of November, 1996.



                  EMPIRE STATE MUNICIPAL EXEMPT TRUST,
                  GUARANTEED SERIES 87, GUARANTEED SERIES 88,
                  GUARANTEED SERIES 89, GUARANTEED SERIES 90
                  AND GUARANTEED SERIES 91
                  (Registrants)


                  LEBENTHAL & CO., INC.
                        (Depositor)



            By:   /s/ D. WARREN KAUFMAN
                  D. Warren Kaufman
                  (Attorney-in-Fact)

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons, in the capacities and on the dates indicated.

Name                      Title                   Date


H. GERARD BISSINGER, II*  Director                )
                                                  ) November 25, 1996
JEFFREY M. JAMES*         Director                )
                                                  )
/s/ D. WARREN KAUFMAN     Director                )
D. Warren Kaufman                                 )
                                                  ) By: /s/ D. WARREN KAUFMAN
ALEXANDRA LEBENTHAL*      Director, President     )     D. Warren Kaufman
                                                  )     Attorney-in-Fact*
JAMES A. LEBENTHAL*       Director, Chief         )
                          Executive Officer       )
                                                  )
DUNCAN K. SMITH*          Director                )



---------------

* Executed copies of Powers of Attorney were filed as Exhibit 6.2 to Amendment No. 1 to Registration Statement No. 33-55385 on November 2, 1994.

                                    II-3
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



                              CONSENT OF COUNSEL


      The consent of Battle Fowler LLP to the use of their name in the Prospectus included in the Registration Statement is contained in their opinion filed previously.




                        CONSENT OF INDEPENDENT AUDITORS

The Sponsors and Trustee of

      EMPIRE STATE MUNICIPAL EXEMPT TRUST GUARANTEED SERIES 87,
      GUARANTEED SERIES 88, GUARANTEED SERIES 89, GUARANTEED SERIES 90 AND GUARANTEED SERIES 91


      We hereby consent to the use in Post-Effective Amendment No. 4 to Registration Statement No. 33-48320 of our opinions dated August 30, 1996 relating to the financial statements of Empire State Municipal Exempt Trust, Guaranteed Series 87, Guaranteed Series 88, Guaranteed Series 89, Guaranteed Series 90 and Guaranteed Series 91 and to the reference to our firm under the heading "Auditors" in the Prospectus which is a part of such Registration Statement.




GOLDSTEIN GOLUB KESSLER
  & COMPANY, P.C.



New York, New York
November 29, 1996






                                    II-4
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


                        CONSENT OF INDEPENDENT AUDITORS

The Sponsors, Trustee and Unit Holders of

      EMPIRE STATE MUNICIPAL EXEMPT TRUST GUARANTEED SERIES 87,
      GUARANTEED SERIES 88, GUARANTEED SERIES 89, GUARANTEED SERIES 90 AND GUARANTEED SERIES 91


      We hereby consent to the incorporation by reference in the Prospectus constituting a part of this Registration Statement No. 33-48320 of our report dated August 31, 1994, except for Note 5 which is as of November 1, 1994, relating to the statement of net assets of Empire State Municipal Exempt Trust, Guaranteed Series 87, Guaranteed Series 88, Guaranteed Series 89, Guaranteed Series 90 and Guaranteed Series 91 appearing in Amendment No. 4 to the Form S-6 dated November 25, 1996.




BDO SEIDMAN, LLP



New York, New York
November 25, 1996





                                    II-5
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